                                  VARI-VEST V
               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE CONTRACT

                    OHIO NATIONAL LIFE ASSURANCE CORPORATION
                        OHIO NATIONAL VARIABLE ACCOUNT R

         AUGUST 1, 2002 SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2002

To the list of available funds, please include the following portfolios and their adviser:

JANUS ASPEN SERIES
International Growth Portfolio             Janus Capital Management LLC

UBS SERIES TRUST
Tactical Allocation Portfolio              UBS Global Asset Management

PIMCO VARIABLE INSURANCE TRUST
Real Return Portfolio                      Pacific Investment Management Company LLC
Total Return Portfolio                     Pacific Investment Management Company LLC
Global Bond Portfolio                      Pacific Investment Management Company LLC

THE PRUDENTIAL SERIES FUND, INC.
Jennison Portfolio                         Jennison Associates LLC
Jennison 20/20 Focus Portfolio             Jennison Associates LLC

The new funds available in your policy have the following fees and expenses:

                                                                         TOTAL FUND
                                                                          EXPENSES       TOTAL       TOTAL FUND
                                                                           WITHOUT      WAIVERS       EXPENSES
                                  MANAGEMENT   DISTRIBUTION    OTHER     WAIVERS OR       AND       WITH WAIVERS
                                     FEES      (12B-1) FEES   EXPENSES   REDUCTIONS    REDUCTIONS   OR REDUCTIONS
                                  ----------   ------------   --------   -----------   ----------   -------------

JANUS ASPEN SERIES
  International Growth Portfolio    0.65%         0.25%        0.06%        0.96%        0.00%          0.96%

PIMCO VARIABLE INSURANCE TRUST
  Real Return Portfolio             0.25%         0.15%        0.27%        0.67%        0.01%          0.66%
  Total Return Portfolio            0.25%         0.15%        0.26%        0.66%        0.01%          0.65%
  Global Bond Portfolio             0.25%         0.15%        0.78%        1.18%        0.28%          0.90%

THE PRUDENTIAL SERIES FUND, INC.
  Jennison Portfolio                0.60%         0.25%        0.19%        1.04%        0.00%          1.04%
  Jennison 20/20 Portfolio          0.75%         0.25%        0.33%        1.33%        0.00%          1.33%

UBS SERIES TRUST
  Tactical Allocation Portfolio     0.50%         0.25%        0.17%        0.92%        0.00%          0.92%

As a result of adding the new funds to your policy, the average fund expense factor decreases to 1.03%. The following pages are new hypothetical illustrations of policy performance at varying levels of investment return.

                                                                      APPENDIX A

                    ILLUSTRATIONS OF CASH SURRENDER VALUES,
                    DEATH BENEFITS AND ACCUMULATED PREMIUMS.

The following tables help to show how contract values change with investment performance. The tables illustrate how the death benefit of a contract of an insured of a given age and the cash surrender value (reflecting the deduction of sales load) would vary over time if the return on the assets held in the Funds was a constant, gross, after-tax, annual rate of 0%, 6% or 12%. Because of compounding, the death benefits and cash surrender values would be different from those shown if the returns averaged 0%, 6%, or 12%, but fluctuated over and under those averages throughout the years.

The amounts shown for the death benefit and cash surrender value as of each contract year show that the net investment return on the assets held in the subaccounts is lower than the gross, after-tax returns on Fund assets. This is because certain fees and charges are deducted from the gross return. They are the daily investment management fees incurred by the Funds. Although the rates may vary, the average is 1.03% of the value of the average daily net assets of the Funds to which contract values may be allocated. The daily charge to VAR for assuming mortality and expense risks is equivalent to an annual charge of 0.75%. Certain other fees and miscellaneous expenses borne by the Funds are currently equivalent to an annual rate of 1.04% of average daily net assets. Gross annual rates of return of 0%, 6%, and 12% produce average net annual rates of return for all Funds of approximately -1.78%, 4.22%, and 10.22%.

Each page of illustrations includes two tables. The top table shows the death benefits and cash surrender values assuming we assess current contract charges ("current tables"). Current charges are not guaranteed and may be changed. The lower table shows the death benefits and cash surrender values assuming we assess the maximum contract charges allowable.

The tables assume a premium tax deduction of 1.40% (the charge deducted from your contract will reflect premium taxes in your jurisdiction), that no portion of your net premiums have been allocated to the general account and that planned premiums are paid on the first day of each contract year. The tables also assume that you have made no transfers, partial surrenders, loans, changes in death benefit option or changes in stated amount. Additionally, the tables assume that there are no optional insurance benefits and the current tables assume that our current cost of insurance charges will not be changed. Finally, the tables reflect the fact that no charges for federal, state or local taxes are made now against VAR. If such a charge is made in the future, it will take a higher gross rate of return to produce after-tax returns of 0%, 6% and 12% than it does now.

Below is a list of the sample illustrations presented on the following pages of this prospectus. Upon request, we will furnish a comparable illustration based on your age, sex, risk class, death benefit plan, stated amount and planned premium.

                                  VARI-VEST V

AGE   DEATH BENEFIT PLAN    PLANNED PREMIUM    STATED AMOUNT       RISK CLASS        PAGE
---   ------------------    ---------------    -------------       ----------        ----
25          Plan A         1,002    (Minimum)    $ 150,000          Nonsmoker        102
25          Plan A         1,230                   150,000          Nonsmoker        103
25          Plan B         1,002    (Minimum)      150,000          Nonsmoker        104
25          Plan B         3,020                   150,000          Nonsmoker        105
40          Plan A         2,484    (Minimum)      250,000     Preferred Nonsmoker   106
40          Plan A         3,740                   250,000     Preferred Nonsmoker   107
40          Plan B         2,484    (Minimum)      250,000     Preferred Nonsmoker   108
40          Plan B         9,000                   250,000     Preferred Nonsmoker   109

HYPOTHETICAL HISTORICAL ILLUSTRATIONS

We may produce hypothetical illustrations of the contract (such as those listed above) based upon the actual historical investment performance (total return) of the Funds from the inception of each Fund or one-, five- and ten-year periods. Such illustrations reflect all contract and subsequent charges, including the cost of insurance (specific to the age, sex, stated amount, risk classification and type of death benefit), planned premium, premium tax, risk charge, sales load, administration charge and surrender charge for the contract being illustrated. We will also provide individualized illustrations upon request. Being based upon past performance, neither hypothetical illustrations nor other performance data indicate future performance.

MALE ISSUE AGE 25                                INITIAL STATED AMOUNT: $150,000
CLASSIFICATION: NONSMOKER               DEATH BENEFIT TYPE: A (MATURITY AGE 100)
INITIAL PREMIUM: $1,002.00                     STATED AMOUNT INCLUDES CASH VALUE

                         SUMMARY OF VALUES AND BENEFITS

              ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN
      12.00% (10.22% NET)       6.00% (4.22% NET)       0.00% (-1.78% NET)
                 ASSUMED COST OF INSURANCE AND EXPENSE CHARGES

                 PLANNED PREMIUMS               CURRENT                        CURRENT                        CURRENT
               --------------------   ----------------------------   ----------------------------   ----------------------------
               TOTAL    ACCUMULATED    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR
   END OF      ANNUAL      AT 5%      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH
POLICY YEAR    OUTLAY    INTEREST         VALUE          BENEFIT         VALUE          BENEFIT         VALUE          BENEFIT
-----------    ------   -----------   --------------   -----------   --------------   -----------   --------------   -----------
1              1,002        1,052              0         150,000              0         150,000              0         150,000
2              1,002        2,157            188         150,000             40         150,000              0         150,000
3              1,002        3,317            637         150,000            334         150,000             55         150,000
4              1,002        4,535          1,514         150,000            993         150,000            531         150,000
5              1,002        5,814          2,761         150,000          1,948         150,000          1,258         150,000
6              1,002        7,156          4,127         150,000          2,942         150,000          1,974         150,000
7              1,002        8,566          5,623         150,000          3,972         150,000          2,677         150,000
8              1,002       10,047          7,261         150,000          5,038         150,000          3,366         150,000
9              1,002       11,601          9,052         150,000          6,142         150,000          4,039         150,000
10             1,002       13,233         10,922         150,000          7,191         150,000          4,604         150,000
15             1,002       22,703         24,339         150,000         13,882         150,000          8,012         150,000
20             1,002       34,789         45,337         150,000         21,504         150,000         10,782         150,000
Age 60         1,002       95,026        216,214         289,727         48,293         150,000         11,053         150,000
Age 65         1,002      127,093        353,346         431,082         59,212         150,000          7,663         150,000
Age 70         1,002      168,021        573,081         664,774         70,700         150,000            425         150,000

              ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN
      12.00% (10.22% NET)       6.00% (4.22% NET)       0.00% (-1.78% NET)
                 ASSUMED COST OF INSURANCE AND EXPENSE CHARGES

                 PLANNED PREMIUMS              GUARANTEED                     GUARANTEED                     GUARANTEED
               --------------------   ----------------------------   ----------------------------   ----------------------------
               TOTAL    ACCUMULATED    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR
   END OF      ANNUAL      AT 5%      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH
POLICY YEAR    OUTLAY    INTEREST         VALUE          BENEFIT         VALUE          BENEFIT         VALUE          BENEFIT
-----------    ------   -----------   --------------   -----------   --------------   -----------   --------------   -----------
1              1,002        1,052               0         150,000             0        150,000               0         150,000
2              1,002        2,157             129         150,000             0        150,000               0         150,000
3              1,002        3,317             549         150,000           254        150,000               0         150,000
4              1,002        4,535           1,399         150,000           892        150,000             443         150,000
5              1,002        5,814           2,615         150,000         1,825        150,000           1,154         150,000
6              1,002        7,156           3,949         150,000         2,796        150,000           1,855         150,000
7              1,002        8,566           5,407         150,000         3,800        150,000           2,541         150,000
8              1,002       10,047           7,002         150,000         4,840        150,000           3,213         150,000
9              1,002       11,601           8,747         150,000         5,914        150,000           3,869         150,000
10             1,002       13,233          10,564         150,000         6,933        150,000           4,417         150,000
15             1,002       22,703          23,612         150,000        13,436        150,000           7,726         150,000
20             1,002       34,789          43,933         150,000        20,743        150,000          10,326         150,000
Age 60         1,002       95,026         207,187         277,631        43,204        150,000           7,492         150,000
Age 65         1,002      127,093         336,507         410,539        49,419        150,000             253         150,000
Age 70         1,002      168,021         541,122         627,701        51,793        150,000

The hypothetical gross annual investment results shown above are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including allocations made by the owner among the investment options and the actual investment results of those options. The cash surrender value and death benefit for a policy would be different from those shown even if the actual rates of investment averaged 0%, 6% and 12% over a period of years but fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time. This illustration assumes current cost of insurance and expense charges remain unchanged.

MALE ISSUE AGE 25                                INITIAL STATED AMOUNT: $150,000
CLASSIFICATION: NONSMOKER               DEATH BENEFIT TYPE: A (MATURITY AGE 100)
INITIAL PREMIUM: $1,230.00                     STATED AMOUNT INCLUDES CASH VALUE

                         SUMMARY OF VALUES AND BENEFITS

              ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN
      12.00% (10.22% NET)       6.00% (4.22% NET)       0.00% (-1.78% NET)
                 ASSUMED COST OF INSURANCE AND EXPENSE CHARGES

                 PLANNED PREMIUMS               CURRENT                        CURRENT                        CURRENT
               --------------------   ----------------------------   ----------------------------   ----------------------------
               TOTAL    ACCUMULATED    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR
   END OF      ANNUAL      AT 5%      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH
POLICY YEAR    OUTLAY    INTEREST         VALUE          BENEFIT         VALUE          BENEFIT         VALUE          BENEFIT
-----------    ------   -----------   --------------   -----------   --------------   -----------   --------------   -----------
1              1,230        1,292              0         150,000              0         150,000              0         150,000
2              1,230        2,648            475         150,000            285         150,000            103         150,000
3              1,230        4,071          1,280         150,000            888         150,000            528         150,000
4              1,230        5,567          2,657         150,000          1,981         150,000          1,383         150,000
5              1,230        7,136          4,267         150,000          3,212         150,000          2,314         150,000
6              1,230        8,785          6,035         150,000          4,492         150,000          3,231         150,000
7              1,230       10,515          7,974         150,000          5,821         150,000          4,132         150,000
8              1,230       12,333         10,100         150,000          7,200         150,000          5,015         150,000
9              1,230       14,241         12,431         150,000          8,630         150,000          5,879         150,000
10             1,230       16,244         14,897         150,000         10,019         150,000          6,632         150,000
15             1,230       27,869         32,389         150,000         18,672         150,000         10,953         150,000
20             1,230       42,705         60,119         150,000         28,748         150,000         14,576         150,000
Age 60         1,230      116,649        286,114         383,393         67,784         150,000         17,231         150,000
Age 65         1,230      156,013        467,119         569,886         85,729         150,000         14,701         150,000
Age 70         1,230      206,253        757,155         878,300        107,297         150,000          8,501         150,000

              ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN
      12.00% (10.22% NET)       6.00% (4.22% NET)       0.00% (-1.78% NET)
                 ASSUMED COST OF INSURANCE AND EXPENSE CHARGES

                 PLANNED PREMIUMS              GUARANTEED                     GUARANTEED                     GUARANTEED
               --------------------   ----------------------------   ----------------------------   ----------------------------
               TOTAL    ACCUMULATED    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR
   END OF      ANNUAL      AT 5%      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH
POLICY YEAR    OUTLAY    INTEREST         VALUE          BENEFIT         VALUE          BENEFIT         VALUE          BENEFIT
-----------    ------   -----------   --------------   -----------   --------------   -----------   --------------   -----------
1              1,230        1,292               0         150,000             0        150,000               0         150,000
2              1,230        2,648             416         150,000           229        150,000              50         150,000
3              1,230        4,071           1,192         150,000           809        150,000             456         150,000
4              1,230        5,567           2,542         150,000         1,881        150,000           1,295         150,000
5              1,230        7,136           4,122         150,000         3,089        150,000           2,210         150,000
6              1,230        8,785           5,857         150,000         4,347        150,000           3,112         150,000
7              1,230       10,515           7,758         150,000         5,650        150,000           3,996         150,000
8              1,230       12,333           9,843         150,000         7,003        150,000           4,863         150,000
9              1,230       14,241          12,128         150,000         8,404        150,000           5,710         150,000
10             1,230       16,244          14,542         150,000         9,764        150,000           6,446         150,000
15             1,230       27,869          31,673         150,000        18,232        150,000          10,671         150,000
20             1,230       42,705          58,755         150,000        28,005        150,000          14,128         150,000
Age 60         1,230      116,649         276,770         370,871        63,179        150,000          13,805         150,000
Age 65         1,230      156,013         448,987         547,764        77,319        150,000           7,613         150,000
Age 70         1,230      206,253         721,473         836,909        92,265        150,000

The hypothetical gross annual investment results shown above are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including allocations made by the owner among the investment options and the actual investment results of those options. The cash surrender value and death benefit for a policy would be different from those shown even if the actual rates of investment averaged 0%, 6% and 12% over a period of years but fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time. This illustration assumes current cost of insurance and expense charges remain unchanged.

MALE ISSUE AGE 25                                INITIAL STATED AMOUNT: $150,000
CLASSIFICATION: NONSMOKER               DEATH BENEFIT TYPE: B (MATURITY AGE 100)
INITIAL PREMIUM: $1,002.00                         STATED AMOUNT PLUS CASH VALUE

                         SUMMARY OF VALUES AND BENEFITS

              ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN
      12.00% (10.22% NET)       6.00% (4.22% NET)       0.00% (-1.78% NET)
                 ASSUMED COST OF INSURANCE AND EXPENSE CHARGES

                 PLANNED PREMIUMS               CURRENT                        CURRENT                        CURRENT
               --------------------   ----------------------------   ----------------------------   ----------------------------
               TOTAL    ACCUMULATED    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR
   END OF      ANNUAL      AT 5%      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH
POLICY YEAR    OUTLAY    INTEREST         VALUE          BENEFIT         VALUE          BENEFIT         VALUE          BENEFIT
-----------    ------   -----------   --------------   -----------   --------------   -----------   --------------   -----------
1              1,002        1,052              0         150,778              0         150,729              0         150,679
2              1,002        2,157            184         151,636             36         151,488              0         151,347
3              1,002        3,317            629         152,582            327         152,280             49         152,002
4              1,002        4,535          1,500         153,624            981         153,105            522         152,646
5              1,002        5,814          2,739         154,773          1,931         153,965          1,244         153,278
6              1,002        7,156          4,096         156,040          2,917         154,861          1,955         153,899
7              1,002        8,566          5,578         157,432          3,938         155,792          2,653         154,507
8              1,002       10,047          7,198         158,962          4,994         156,758          3,334         155,098
9              1,002       11,601          8,968         160,642          6,084         157,758          4,000         155,674
10             1,002       13,233         10,811         162,485          7,118         158,792          4,556         156,230
15             1,002       22,703         23,953         174,790         13,675         164,512          7,900         158,737
20             1,002       34,789         44,184         194,184         21,005         171,005         10,561         160,561
Age 60         1,002       95,026        200,814         350,814         43,977         193,977         10,079         160,079
Age 65         1,002      127,093        323,254         473,254         50,898         200,898          6,294         156,294
Age 70         1,002      168,021        517,262         667,262         54,824         204,824

              ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN
      12.00% (10.22% NET)       6.00% (4.22% NET)       0.00% (-1.78% NET)
                 ASSUMED COST OF INSURANCE AND EXPENSE CHARGES

                 PLANNED PREMIUMS               CURRENT                        CURRENT                        CURRENT
               --------------------   ----------------------------   ----------------------------   ----------------------------
               TOTAL    ACCUMULATED    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR
   END OF      ANNUAL      AT 5%      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH
POLICY YEAR    OUTLAY    INTEREST         VALUE          BENEFIT         VALUE          BENEFIT         VALUE          BENEFIT
-----------    ------   -----------   --------------   -----------   --------------   -----------   --------------   -----------
1              1,002        1,052               0         150,747             0        150,698               0         150,650
2              1,002        2,157             124         151,576             0        151,432               0         151,294
3              1,002        3,317             541         152,494           247        152,200               0         151,930
4              1,002        4,535           1,384         153,508           879        153,003             433         152,557
5              1,002        5,814           2,592         154,626         1,807        153,841           1,139         153,173
6              1,002        7,156           3,915         155,859         2,769        154,713           1,834         153,778
7              1,002        8,566           5,358         157,212         3,764        155,618           2,514         154,368
8              1,002       10,047           6,935         158,699         4,792        156,556           3,179         154,943
9              1,002       11,601           8,657         160,331         5,853        157,527           3,827         155,501
10             1,002       13,233          10,445         162,119         6,855        158,529           4,365         156,039
15             1,002       22,703          23,200         174,037        13,215        164,052           7,607         158,444
20             1,002       34,789          42,693         192,693        20,207        170,207          10,089         160,089
Age 60         1,002       95,026         188,080         338,080        37,983        187,983           6,393         156,393
Age 65         1,002      127,093         297,328         447,328        38,942        188,942
Age 70         1,002      168,021         465,231         615,231        31,490        181,490

The hypothetical gross annual investment results shown above are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including allocations made by the owner among the investment options and the actual investment results of those options. The cash surrender value and death benefit for a policy would be different from those shown even if the actual rates of investment averaged 0%, 6% and 12% over a period of years but fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time. This illustration assumes current cost of insurance and expense charges remain unchanged.

MALE ISSUE AGE 25                                INITIAL STATED AMOUNT: $150,000
CLASSIFICATION: NONSMOKER               DEATH BENEFIT TYPE: B (MATURITY AGE 100)
INITIAL PREMIUM: $3,020.00                         STATED AMOUNT PLUS CASH VALUE

                         SUMMARY OF VALUES AND BENEFITS

              ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN
      12.00% (10.22% NET)       6.00% (4.22% NET)       0.00% (-1.78% NET)
                 ASSUMED COST OF INSURANCE AND EXPENSE CHARGES

                PLANNED PREMIUMS                CURRENT                        CURRENT                        CURRENT
              ---------------------   ----------------------------   ----------------------------   ----------------------------
              TOTAL     ACCUMULATED    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR
   END OF     ANNUAL       AT 5%      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH
POLICY YEAR   OUTLAY     INTEREST         VALUE          BENEFIT         VALUE          BENEFIT         VALUE          BENEFIT
-----------   ------    -----------   --------------   -----------   --------------   -----------   --------------   -----------
1             3,020         3,171             984         152,944           816         152,776            649         152,609
2             3,020         6,501           4,064         156,188         3,546         155,670          3,048         155,172
3             3,020         9,997           7,641         159,765         6,561         158,685          5,565         157,689
4             3,020        13,667          11,582         163,706         9,704         161,828          8,037         160,161
5             3,020        17,522          16,017         168,051        13,070         165,104         10,555         162,589
6             3,020        21,569          20,895         172,839        16,573         168,517         13,030         164,974
7             3,020        25,818          26,260         178,114        20,218         172,072         15,459         167,313
8             3,020        30,280          32,160         183,924        24,008         175,772         17,843         169,607
9             3,020        34,965          38,646         190,320        27,948         179,622         20,180         171,854
10            3,020        39,884          45,687         197,361        31,952         183,626         22,378         174,052
15            3,020        68,426          94,135         244,972        55,493         206,330         33,622         184,459
20            3,020       104,852         171,413         380,538        83,708         233,708         43,504         193,504
Age 60        3,020       286,406         804,787       1,078,415       202,780         352,780         61,182         211,182
Age 65        3,020       383,056       1,311,994       1,600,633       257,472         407,472         62,445         212,445
Age 70        3,020       506,409       2,124,718       2,464,673       320,170         470,170         59,591         209,591

              ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN
      12.00% (10.22% NET)       6.00% (4.22% NET)       0.00% (-1.78% NET)
                 ASSUMED COST OF INSURANCE AND EXPENSE CHARGES

                PLANNED PREMIUMS                CURRENT                        CURRENT                        CURRENT
              ---------------------   ----------------------------   ----------------------------   ----------------------------
              TOTAL     ACCUMULATED    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR
   END OF     ANNUAL       AT 5%      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH
POLICY YEAR   OUTLAY     INTEREST         VALUE          BENEFIT         VALUE          BENEFIT         VALUE          BENEFIT
-----------   ------    -----------   --------------   -----------   --------------   -----------   --------------   -----------
1             3,020         3,171             952         152,912           786         152,746            619         152,579
2             3,020         6,501           4,004         156,128         3,489         155,613          2,995         155,119
3             3,020         9,997           7,552         159,676         6,481         158,605          5,492         157,616
4             3,020        13,667          11,466         163,590         9,602         161,726          7,948         160,072
5             3,020        17,522          15,870         167,904        12,945         164,979         10,450         162,484
6             3,020        21,569          20,715         172,659        16,425         168,369         12,909         164,853
7             3,020        25,818          26,041         177,895        20,044         171,898         15,321         167,175
8             3,020        30,280          31,897         183,661        23,807         175,571         17,688         169,452
9             3,020        34,965          38,335         190,009        27,717         179,391         20,007         171,681
10            3,020        39,884          45,322         196,996        31,690         183,364         22,187         173,861
15            3,020        68,426          93,383         244,220        55,033         205,870         33,329         184,166
20            3,020       104,852         169,897         377,172        82,909         232,909         43,032         193,032
Age 60        3,020       286,406         788,137       1,056,104       196,798         346,798         57,498         207,498
Age 65        3,020       383,056       1,276,366       1,557,167       245,550         395,550         55,065         205,065
Age 70        3,020       506,409       2,048,840       2,376,654       296,922         446,922         45,347         195,347

The hypothetical gross annual investment results shown above are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including allocations made by the owner among the investment options and the actual investment results of those options. The cash surrender value and death benefit for a policy would be different from those shown even if the actual rates of investment averaged 0%, 6% and 12% over a period of years but fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time. This illustration assumes current cost of insurance and expense charges remain unchanged.

MALE ISSUE AGE 40                                INITIAL STATED AMOUNT: $250,000
CLASSIFICATION: SELECT NONSMOKER        DEATH BENEFIT TYPE: A (MATURITY AGE 100)
INITIAL PREMIUM: $2,484.00                     STATED AMOUNT INCLUDES CASH VALUE

                         SUMMARY OF VALUES AND BENEFITS

              ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN
        12.00% (10.22% NET)     6.00% (4.22% NET)     0.00% (-1.78% NET)
                 ASSUMED COST OF INSURANCE AND EXPENSE CHARGES

                 PLANNED PREMIUMS               CURRENT                        CURRENT                        CURRENT
               --------------------   ----------------------------   ----------------------------   ----------------------------
   END OF      TOTAL    ACCUMULATED    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR
   POLICY      ANNUAL      AT 5%      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH
    YEAR       OUTLAY    INTEREST         VALUE          BENEFIT         VALUE          BENEFIT         VALUE          BENEFIT
   ------      ------   -----------   --------------   -----------   --------------   -----------   --------------   -----------
1              2,484        2,608            238         250,000            106         250,000              0         250,000
2              2,484        5,347          1,435         250,000          1,032         250,000            645         250,000
3              2,484        8,222          2,864         250,000          2,032         250,000          1,265         250,000
4              2,484       11,242          4,550         250,000          3,110         250,000          1,835         250,000
5              2,484       14,412          7,179         250,000          4,929         250,000          3,014         250,000
6              2,484       17,741         10,828         250,000          7,541         250,000          4,855         250,000
7              2,484       21,236         14,806         250,000         10,227         250,000          6,633         250,000
8              2,484       24,906         19,139         250,000         12,979         250,000          8,341         250,000
9              2,484       28,759         23,896         250,000         15,834         250,000         10,011         250,000
10             2,484       32,806         28,939         250,000         18,613         250,000         11,462         250,000
15             2,484       56,281         65,754         250,000         36,920         250,000         20,818         250,000
20             2,484       86,243        123,301         250,000         57,495         250,000         28,178         250,000
Age 60         2,484       86,243        123,301         250,000         57,495         250,000         28,178         250,000
Age 65         2,484      124,482        212,873         259,705         77,283         250,000         29,788         250,000
Age 70         2,484      173,286        358,952         416,384         98,956         250,000         27,099         250,000

              ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN
        12.00% (10.22% NET)     6.00% (4.22% NET)     0.00% (-1.78% NET)
                 ASSUMED COST OF INSURANCE AND EXPENSE CHARGES

                 PLANNED PREMIUMS               CURRENT                        CURRENT                        CURRENT
               --------------------   ----------------------------   ----------------------------   ----------------------------
               TOTAL    ACCUMULATED    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR
   END OF      ANNUAL      AT 5%      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH
POLICY YEAR    OUTLAY    INTEREST         VALUE          BENEFIT         VALUE          BENEFIT         VALUE          BENEFIT
-----------    ------   -----------   --------------   -----------   --------------   -----------   --------------   -----------
1              2,484        2,608               0         250,000             0        250,000               0         250,000
2              2,484        5,347             887         250,000           515        250,000             158         250,000
3              2,484        8,222           1,965         250,000         1,206        250,000             508         250,000
4              2,484       11,242           3,233         250,000         1,932        250,000             783         250,000
5              2,484       14,412           5,375         250,000         3,358        250,000           1,648         250,000
6              2,484       17,741           8,473         250,000         5,544        250,000           3,161         250,000
7              2,484       21,236          11,816         250,000         7,758        250,000           4,591         250,000
8              2,484       24,906          15,428         250,000         9,997        250,000           5,935         250,000
9              2,484       28,759          19,335         250,000        12,260        250,000           7,189         250,000
10             2,484       32,806          23,411         250,000        14,388        250,000           8,197         250,000
15             2,484       56,281          52,724         250,000        27,989        250,000          14,464         250,000
20             2,484       86,243          95,837         250,000        40,131        250,000          16,447         250,000
Age 60         2,484       86,243          95,837         250,000        40,131        250,000          16,447         250,000
Age 65         2,484      124,482         159,691         250,000        45,102        250,000           8,614         250,000
Age 70         2,484      173,286         267,040         309,766        39,415        250,000

The hypothetical gross annual investment results shown above are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including allocations made by the owner among the investment options and the actual investment results of those options. The cash surrender value and death benefit for a policy would be different from those shown even if the actual rates of investment averaged 0%, 6% and 12% over a period of years but fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time. This illustration assumes current cost of insurance and expense charges remain unchanged.

MALE ISSUE AGE 40                                INITIAL STATED AMOUNT: $250,000
CLASSIFICATION: SELECT NONSMOKER        DEATH BENEFIT TYPE: A (MATURITY AGE 100)
INITIAL PREMIUM: $3,740.00                     STATED AMOUNT INCLUDES CASH VALUE

                         SUMMARY OF VALUES AND BENEFITS

              ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN
      12.00% (10.22% NET)       6.00% (4.22% NET)       0.00% (-1.78% NET)
                 ASSUMED COST OF INSURANCE AND EXPENSE CHARGES

                 PLANNED PREMIUMS               CURRENT                        CURRENT                        CURRENT
               --------------------   ----------------------------   ----------------------------   ----------------------------
               TOTAL    ACCUMULATED    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR
   END OF      ANNUAL      AT 5%      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH
POLICY YEAR    OUTLAY    INTEREST         VALUE          BENEFIT         VALUE          BENEFIT         VALUE          BENEFIT
-----------    ------   -----------   --------------   -----------   --------------   -----------   --------------   -----------
1              3,740        3,927            960         250,000            754         250,000            549         250,000
2              3,740        8,050          3,018         250,000          2,384         250,000          1,774         250,000
3              3,740       12,380          5,464         250,000          4,146         250,000          2,930         250,000
4              3,740       16,926         10,120         250,000          7,831         250,000          5,800         250,000
5              3,740       21,699         15,483         250,000         11,895         250,000          8,836         250,000
6              3,740       26,711         21,349         250,000         16,091         250,000         11,786         250,000
7              3,740       31,974         27,776         250,000         20,432         250,000         14,658         250,000
8              3,740       37,499         34,816         250,000         24,916         250,000         17,445         250,000
9              3,740       43,301         42,565         250,000         29,579         250,000         20,177         250,000
10             3,740       49,393         50,917         250,000         34,251         250,000         22,675         250,000
15             3,740       84,739        110,492         250,000         63,524         250,000         37,144         250,000
20             3,740      129,850        206,117         276,197         98,055         250,000         49,384         250,000
Age 60         3,740      129,850        206,117         276,197         98,055         250,000         49,384         250,000
Age 65         3,740      187,424        356,644         435,106        136,072         250,000         55,844         250,000
Age 70         3,740      260,905        598,954         694,786        182,522         250,000         58,312         250,000

              ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN
      12.00% (10.22% NET)       6.00% (4.22% NET)       0.00% (-1.78% NET)
                 ASSUMED COST OF INSURANCE AND EXPENSE CHARGES

                 PLANNED PREMIUMS               CURRENT                        CURRENT                        CURRENT
               --------------------   ----------------------------   ----------------------------   ----------------------------
               TOTAL    ACCUMULATED    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR
   END OF      ANNUAL      AT 5%      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH
POLICY YEAR    OUTLAY    INTEREST         VALUE          BENEFIT         VALUE          BENEFIT         VALUE          BENEFIT
-----------    ------   -----------   --------------   -----------   --------------   -----------   --------------   -----------
1              3,740        3,927             711         250,000           513        250,000             315         250,000
2              3,740        8,050           2,475         250,000         1,871        250,000           1,291         250,000
3              3,740       12,380           4,575         250,000         3,329        250,000           2,181         250,000
4              3,740       16,926           8,822         250,000         6,669        250,000           4,762         250,000
5              3,740       21,699          13,713         250,000        10,351        250,000           7,491         250,000
6              3,740       26,711          19,045         250,000        14,135        250,000          10,124         250,000
7              3,740       31,974          24,863         250,000        18,022        250,000          12,660         250,000
8              3,740       37,499          31,217         250,000        22,015        250,000          15,096         250,000
9              3,740       43,301          38,165         250,000        26,117        250,000          17,431         250,000
10             3,740       49,393          45,614         250,000        30,176        250,000          19,509         250,000
15             3,740       84,739          98,466         250,000        55,144        250,000          31,096         250,000
20             3,740      129,850         182,537         250,000        82,403        250,000          38,446         250,000
Age 60         3,740      129,850         182,537         250,000        82,403        250,000          38,446         250,000
Age 65         3,740      187,424         315,172         384,510       108,697        250,000          36,526         250,000
Age 70         3,740      260,905         525,173         609,201       136,155        250,000          23,343         250,000

The hypothetical gross annual investment results shown above are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including allocations made by the owner among the investment options and the actual investment results of those options. The cash surrender value and death benefit for a policy would be different from those shown even if the actual rates of investment averaged 0%, 6% and 12% over a period of years but fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time. This illustration assumes current cost of insurance and expense charges remain unchanged.

MALE ISSUE AGE 40                                INITIAL STATED AMOUNT: $250,000
CLASSIFICATION: SELECT NONSMOKER        DEATH BENEFIT TYPE: B (MATURITY AGE 100)
INITIAL PREMIUM: $2,484.00                         STATED AMOUNT PLUS CASH VALUE

                         SUMMARY OF VALUES AND BENEFITS

              ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN
      12.00% (10.22% NET)       6.00% (4.22% NET)       0.00% (-1.78% NET)
                 ASSUMED COST OF INSURANCE AND EXPENSE CHARGES

                 PLANNED PREMIUMS               CURRENT                        CURRENT                        CURRENT
               --------------------   ----------------------------   ----------------------------   ----------------------------
               TOTAL    ACCUMULATED    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR
   END OF      ANNUAL      AT 5%      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH
POLICY YEAR    OUTLAY    INTEREST         VALUE          BENEFIT         VALUE          BENEFIT         VALUE          BENEFIT
-----------    ------   -----------   --------------   -----------   --------------   -----------   --------------   -----------
1              2,484        2,608            235         252,227            103         252,095              0         251,964
2              2,484        5,347          1,424         254,658          1,022         254,256            636         253,870
3              2,484        8,222          2,841         257,317          2,012         256,488          1,247         255,723
4              2,484       11,242          4,508         260,226          3,075         258,793          1,805         257,523
5              2,484       14,412          7,109         263,407          4,873         261,170          2,969         259,267
6              2,484       17,741         10,720         266,868          7,457         263,605          4,790         260,937
7              2,484       21,236         14,645         270,643         10,106         266,104          6,543         262,541
8              2,484       24,906         18,906         274,754         12,812         268,659          8,222         264,069
9              2,484       28,759         23,572         279,269         15,610         271,308          9,858         265,555
10             2,484       32,806         28,496         284,194         18,319         274,017         11,268         266,966
15             2,484       56,281         64,074         316,924         36,017         288,867         20,329         273,179
20             2,484       86,243        117,942         367,942         55,176         305,176         27,151         277,151
Age 60         2,484       86,243        117,942         367,942         55,176         305,176         27,151         277,151
Age 65         2,484      124,482        197,030         447,030         71,839         321,839         27,847         277,847
Age 70         2,484      173,286        319,542         569,542         86,938         336,938         23,770         273,770

              ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN
      12.00% (10.22% NET)       6.00% (4.22% NET)       0.00% (-1.78% NET)
                 ASSUMED COST OF INSURANCE AND EXPENSE CHARGES

                 PLANNED PREMIUMS               CURRENT                        CURRENT                        CURRENT
               --------------------   ----------------------------   ----------------------------   ----------------------------
               TOTAL    ACCUMULATED    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR
   END OF      ANNUAL      AT 5%      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH
POLICY YEAR    OUTLAY    INTEREST         VALUE          BENEFIT         VALUE          BENEFIT         VALUE          BENEFIT
-----------    ------   -----------   --------------   -----------   --------------   -----------   --------------   -----------
1              2,484        2,608               0         251,975             0        251,851               0         251,727
2              2,484        5,347             870         254,104           499        253,733             144         253,378
3              2,484        8,222           1,928         256,404         1,174        255,650             480         254,956
4              2,484       11,242           3,166         258,884         1,876        257,594             736         256,454
5              2,484       14,412           5,264         261,561         3,268        259,566           1,576         257,873
6              2,484       17,741           8,300         264,447         5,410        261,558           3,058         259,206
7              2,484       21,236          11,560         267,557         7,567        263,565           4,450         260,448
8              2,484       24,906          15,061         270,909         9,735        265,583           5,748         261,596
9              2,484       28,759          18,824         274,521        11,909        267,607           6,950         262,647
10             2,484       32,806          22,713         278,411        13,929        269,627           7,896         263,594
15             2,484       56,281          49,993         302,843        26,544        279,394          13,698         266,548
20             2,484       86,243          86,841         336,841        36,398        286,398          14,897         264,897
Age 60         2,484       86,243          86,841         336,841        36,398        286,398          14,897         264,897
Age 65         2,484      124,482         132,592         382,592        36,674        286,674           6,127         256,127
Age 70         2,484      173,286         190,510         440,510        22,621        272,621

The hypothetical gross annual investment results shown above are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including allocations made by the owner among the investment options and the actual investment results of those options. The cash surrender value and death benefit for a policy would be different from those shown even if the actual rates of investment averaged 0%, 6% and 12% over a period of years but fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time. This illustration assumes current cost of insurance and expense charges remain unchanged.

MALE ISSUE AGE 40                                INITIAL STATED AMOUNT: $250,000
CLASSIFICATION: SELECT NONSMOKER        DEATH BENEFIT TYPE: B (MATURITY AGE 100)
INITIAL PREMIUM: $9,000.00                         STATED AMOUNT PLUS CASH VALUE

                         SUMMARY OF VALUES AND BENEFITS

              ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN
      12.00% (10.22% NET)       6.00% (4.22% NET)       0.00% (-1.78% NET)
                 ASSUMED COST OF INSURANCE AND EXPENSE CHARGES

                 PLANNED PREMIUMS               CURRENT                        CURRENT                        CURRENT
               --------------------   ----------------------------   ----------------------------   ----------------------------
               TOTAL    ACCUMULATED    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR
   END OF      ANNUAL      AT 5%      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH
POLICY YEAR    OUTLAY    INTEREST         VALUE          BENEFIT         VALUE          BENEFIT         VALUE          BENEFIT
-----------    ------   -----------   --------------   -----------   --------------   -----------   --------------   -----------
1              9,000        9,450           3,969         259,219         3,456         258,706          2,944         258,194
2              9,000       19,373          12,909         269,356        11,310         267,757          9,773         266,220
3              9,000       29,791          24,061         280,509        20,722         277,170         17,636         274,084
4              9,000       40,731          36,333         292,780        30,512         286,959         25,340         281,788
5              9,000       52,217          49,982         306,279        40,839         297,136         33,032         289,330
6              9,000       64,278          64,966         321,114        51,552         307,699         40,548         296,696
7              9,000       76,942          81,427         337,425        62,673         318,670         47,896         303,894
8              9,000       90,239          99,506         355,353        74,208         330,056         55,069         310,917
9              9,000      104,201         119,401         375,098        86,209         341,907         62,102         317,800
10             9,000      118,861         141,111         396,809        98,509         354,207         68,814         324,511
15             9,000      203,917         290,696         543,546       171,049         423,899        103,384         356,234
20             9,000      312,473         530,035         780,035       257,648         507,648        133,528         383,528
Age 60         9,000      312,473         530,035         780,035       257,648         507,648        133,528         383,528
Age 65         9,000      451,021         910,874       1,160,874       357,252         607,252        155,549         405,549
Age 70         9,000      627,847       1,524,370       1,774,370       474,367         724,367        170,976         420,976

              ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN
      12.00% (10.22% NET)       6.00% (4.22% NET)       0.00% (-1.78% NET)
                 ASSUMED COST OF INSURANCE AND EXPENSE CHARGES

                 PLANNED PREMIUMS               CURRENT                        CURRENT                        CURRENT
               --------------------   ----------------------------   ----------------------------   ----------------------------
               TOTAL    ACCUMULATED    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR
   END OF      ANNUAL      AT 5%      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH
POLICY YEAR    OUTLAY    INTEREST         VALUE          BENEFIT         VALUE          BENEFIT         VALUE          BENEFIT
-----------    ------   -----------   --------------   -----------   --------------   -----------   --------------   -----------
1              9,000        9,450           3,717         258,967         3,212        258,462           2,707         257,957
2              9,000       19,373          12,355         268,802        10,787        267,235           9,281         265,728
3              9,000       29,791          23,148         279,596        19,884        276,332          16,869         273,317
4              9,000       40,731          34,990         291,438        29,312        285,760          24,271         280,719
5              9,000       52,217          48,137         304,435        39,235        295,532          31,639         287,937
6              9,000       64,278          62,547         318,694        49,506        305,653          38,817         294,965
7              9,000       76,942          78,343         334,341        60,135        316,133          45,804         301,801
8              9,000       90,239          95,662         351,510        71,133        326,981          52,597         308,444
9              9,000      104,201         114,655         370,353        82,510        338,208          59,195         314,893
10             9,000      118,861         135,332         391,030        94,122        349,819          65,443         321,140
15             9,000      203,917         276,632         529,482       161,585        414,435          96,758         349,608
20             9,000      312,473         498,993         748,993       238,898        488,898         121,286         371,286
Age 60         9,000      312,473         498,993         748,993       238,898        488,898         121,286         371,286
Age 65         9,000      451,021         846,634       1,096,634       322,160        572,160         133,857         383,857
Age 70         9,000      627,847       1,395,958       1,645,958       410,233        660,233         132,870         382,870

The hypothetical gross annual investment results shown above are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including allocations made by the owner among the investment options and the actual investment results of those options. The cash surrender value and death benefit for a policy would be different from those shown even if the actual rates of investment averaged 0%, 6% and 12% over a period of years but fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time. This illustration assumes current cost of insurance and expense charges remain unchanged.

                                   PROSPECTUS

                                  VARI-VEST V
               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE CONTRACT

                    OHIO NATIONAL LIFE ASSURANCE CORPORATION
                        OHIO NATIONAL VARIABLE ACCOUNT R
                               One Financial Way
                             Cincinnati, Ohio 45242
                            Telephone (800) 366-6654

This prospectus describes a flexible premium variable life insurance contract (the "contract") offered through Ohio National Variable Account R ("VAR"), a separate account of ours. We are Ohio National Life Assurance Corporation, a subsidiary of The Ohio National Life Insurance Company ("Ohio National Life").

The contract has a minimum stated amount of $50,000 and a sales charge which is deducted from accumulation value upon surrender, lapse, partial surrender or a decrease in stated amount during the first twenty contract years. Because of the substantial nature of the surrender charge, the contract is not suitable for short term investment purposes. The contract generally will not be issued to a person over age 80.

The contract is "flexible" because, subject to certain restrictions, it permits you to:

- adjust the timing and amount of your premium payments,

- direct net premiums to one or more of the subaccounts of the variable account or to the general account,

- choose from two death benefit plans, and

- increase or decrease the level of death benefits under such plans.

The contract is "variable" because the value of the contract will change with the performance of the investments selected. The flexible and variable features of the contract give you the opportunity to meet your changing life insurance needs and to adjust to changing economic conditions within the framework of a single insurance policy. For this reason, it may not be to your advantage to purchase a contract as a means of obtaining additional insurance if you already own another flexible premium variable life insurance policy.

The contract provides life insurance coverage to age 100. You may choose either a level or variable death benefit plan. The level plan provides a fixed benefit (the "stated amount") to be paid on the death of the insured. The level plan contract operates in a manner similar to a whole life insurance policy, except that its accumulation value varies with investment performance. The variable plan contract provides a death benefit equal to the sum of the stated amount and the contract's accumulation value. Accordingly, the variable plan death benefit generally varies dollar for dollar with the contract's accumulation value. Under either plan, we insure the death benefit against adverse investment performance by guaranteeing that the death benefit will never be less than the contract's stated amount, provided you pay a minimum premium.

When you purchase a contract, you will be required to pay an initial premium. You must pay the minimum premium described in your contract to keep the death benefit guarantee in effect.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE. IT SHOULD BE ACCOMPANIED BY THE CURRENT FUND PROSPECTUSES.


                                 AUGUST 1, 2002


FORM 5560.5

The contract affords you substantial flexibility with your premium payments. You may adopt a planned premium schedule that indicates the level of your intended payments. The planned premium will fall somewhere between the minimum and maximum permitted by the Code. The exact amount of your planned premium will depend upon your objectives and your estimate of long-term investment performance. You will find the minimum and planned premiums on the specification page of your contract. If you do not pay premiums, at least as great as the minimum premium required to keep the death benefit guarantee in effect, the contract will remain in force only as long as the cash surrender value (less any contract indebtedness) will pay the next monthly deduction for contract charges.

You may allocate your contract values among up to 10 of the investment accounts we offer. Each of the variable subaccounts invests in a corresponding Fund. The available Funds are listed below. The Fund portfolios are described in the accompanying Fund prospectuses. Your contract's accumulation value will reflect the investment performance of the subaccounts you select and is not guaranteed.

Should the need arise, you may obtain access to the cash surrender value of your contract after the first contract year through loans or, after the second contract year, partial surrenders, without terminating your insurance coverage. In addition, you may surrender your contract at any time and receive its cash surrender value.

                                AVAILABLE FUNDS


OHIO NATIONAL FUND, INC.                       ADVISER (SUBADVISER)
Equity Portfolio                               (Legg Mason Funds Management, Inc.)
Money Market Portfolio                         Ohio National Investments, Inc.
Bond Portfolio                                 Ohio National Investments, Inc.
Omni Portfolio (a flexible portfolio           Ohio National Investments, Inc.
fund)                                          (Federated Global Investment Management
International Portfolio                        Corp.)
International Small Company Portfolio          (Federated Global Investment Management
Capital Appreciation Portfolio                 Corp.)
Discovery Portfolio*                           (Jennison Associates, LLC)
Aggressive Growth Portfolio                    (Founders Asset Management LLC)
Core Growth Portfolio                          (Janus Capital Management LLC)
Growth & Income Portfolio                      (Pilgrim Baxter & Associates, Ltd.)
Capital Growth Portfolio                       (RS Investment Management, Co. LLC)
S&P 500 Index Portfolio                        (RS Investment Management, Co. LLC)
Social Awareness Portfolio                     Ohio National Investments, Inc.
High Income Bond Portfolio                     Ohio National Investments, Inc.
Equity Income Portfolio                        (Federated Investment Counseling)
Blue Chip Portfolio                            (Federated Investment Counseling)
Nasdaq 100 Index Portfolio                     (Federated Investment Counseling)
Bristol Portfolio                              Ohio National Investments, Inc.
Bryton Growth Portfolio                        (Suffolk Capital Management, LLC)
                                               (Suffolk Capital Management, LLC)

GOLDMAN SACHS VARIABLE INSURANCE TRUST
Goldman Sachs Growth and Income Fund           Goldman Sachs Asset Management
Goldman Sachs CORE U.S. Equity Fund            Goldman Sachs Asset Management
Goldman Sachs Capital Growth Fund              Goldman Sachs Asset Management

JANUS ASPEN SERIES
Growth Portfolio                               Janus Capital Management LLC
International Growth Portfolio                 Janus Capital Management LLC
Worldwide Growth Portfolio                     Janus Capital Management LLC
Balanced Portfolio                             Janus Capital Management LLC


FORM 5560.5

J.P. MORGAN SERIES TRUST II
J.P. Morgan Mid Cap Value Portfolio                  Robert Fleming, Inc.
J.P. Morgan Small Company Portfolio                  J.P. Morgan Investment Management Inc.

LAZARD RETIREMENT SERIES, INC.
Small Cap Portfolio                                  Lazard Asset Management
Emerging Markets Portfolio                           Lazard Asset Management

MFS VARIABLE INSURANCE TRUST (SERVICE CLASS)
MFS New Discovery Series                             Massachusetts Financial Services Company
MFS Investors Growth Stock Series                    Massachusetts Financial Services Company
MFS Mid Cap Growth Series                            Massachusetts Financial Services Company
MFS Total Return Series                              Massachusetts Financial Services Company

STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Mid Cap Growth Fund II                        Strong Capital Management, Inc.
Strong Opportunity Fund II
  (a mid cap/small cap fund)                         Strong Capital Management, Inc.

UBS SERIES TRUST
Tactical Allocation Portfolio                        UBS Global Asset Management

VARIABLE INSURANCE PRODUCTS FUND
CLASS 2 (FIDELITY)
VIP Contrafund(R) Portfolio                          Fidelity Management & Research Company
VIP MidCap Portfolio                                 Fidelity Management & Research Company
VIP Growth Portfolio                                 Fidelity Management & Research Company

PBHG INSURANCE SERIES FUND, INC.
PBHG Technology & Communications Portfolio           Pilgrim Baxter & Associates, Ltd

PIMCO VARIABLE INSURANCE TRUST
Total Return Portfolio                               Pacific Investment Management Co. LLC
Real Return Portfolio                                Pacific Investment Management Co. LLC
Global Bond Portfolio                                Pacific Investment Management Co. LLC

THE PRUDENTIAL SERIES FUND, INC.
Jennison Portfolio                                   Jennison Associates LLC
Jennison 20/20 Focus Portfolio                       Jennison Associates LLC


*Prior to May 1, 2002 the Discovery Portfolio was named the Small Cap Portfolio.

FORM 5560.5

                               TABLE OF CONTENTS


Definitions............................      5
Introduction...........................      7
Assumptions and Scope of Prospectus....      7
Summary................................      8
  Ohio National Financial Services
     Group.............................      8
  Ohio National Life Assurance
     Corporation.......................      8
  The Ohio Life Insurance Company......      8
  Ohio National Variable Account R.....      8
  The Funds............................      8
  Death Benefits.......................      8
  Accumulation Value...................      9
  Premiums.............................      9
  Charges and Deductions...............     10
  Federal Tax Matters..................     11
Ohio National Financial Services
  Group................................     11
  Ohio National Life Assurance
     Corporation.......................     11
  The Ohio National Life Insurance
     Company ("Ohio National Life")....     11
  Ohio National Variable Account R
     ("VAR")...........................     12
  The Funds............................     12
  Mixed and Shared Funding.............     12
Death Benefits.........................     13
  Plan A -- Level Benefit..............     13
  Plan B -- Variable Benefit...........     14
  Change in Death Benefit Plan.........     15
  Death Benefit Guarantee..............     15
  Changes in Stated Amount.............     15
Accumulation Value.....................     16
  Determination of Variable
     Accumulation Values...............     16
  Accumulation Unit Values.............     17
  Net Investment Factor................     17
  Loans................................     18
  Surrender Privileges.................     18
  Maturity.............................     19
Premiums...............................     20
  Purchasing a Contract................     20
  Payment of Premiums..................     20
  Initial Premiums.....................     21
  Term Insurance Conversion Credit.....     21
  Minimum Premiums.....................     21
  Planned Premiums.....................     21
  Allocation of Premiums...............     22
  Transfers............................     22
  Electronic Access....................     22
  Lapse................................     23
  Reinstatement........................     23
  Conversion...........................     23
  Free Look............................     23
Charges And Deductions.................     23
  Premium Expense Charge...............     24
  Ohio National Life Employee
     Discount..........................     24
  Monthly Deduction....................     24
  Risk Charge..........................     25
  Surrender Charge.....................     25
  Service Charges......................     27
  Other Charges........................     27
General Provisions.....................     29
  Voting Rights........................     29
  Additions, Deletions or Substitutions
     of Investments....................     30
  Annual Report........................     30
  Limitation on Right to Contest.......     30
  Misstatements........................     30
  Suicide..............................     30
  Beneficiaries........................     31
  Postponement of Payments.............     31
  Assignment...........................     31
  Non-Participating Contract...........     31
The General Account....................     31
  General Description..................     31
  Accumulation Value...................     32
  Optional Insurance Benefits..........     32
  Settlement Options...................     32
Distribution of The Contract...........     32
Management of The Company..............     33
Custodian..............................     34
State Regulation of The Company........     34
Federal Tax Matters....................     34
  Contract Proceeds....................     34
  Correction of Modified Endowment
     Contract..........................     35
  Avoiding Modified Endowment
     Contracts.........................     35
  Right to Charge for Company Taxes....     36
Employee Benefit Plans.................     36
Legal Proceedings......................     36
Legal Matters..........................     36
Experts................................     36
Registration Statement.................     36
Financial Statements...................     37
Prior Contracts........................     37
  Vari-Vest I..........................     37
  Vari-Vest II.........................     38
  Vari-Vest III........................     41
  Vari-Vest IV.........................     42
Ohio National Life Assurance
  Corporation Financial Statements.....     46
Ohio National Variable Account R
  Financial Statements.................     66
Appendix A.............................    101


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. THE COMPANY DOES NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE VARIABLE ASPECTS OF THE CONTRACT DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS, THE FUND PROSPECTUSES OR THE STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS.

FORM 5560.5

                                  DEFINITIONS

Accumulation Value -- the sum of the contract's values in the subaccounts, the general account and the loan collateral account.

Age -- the insured's age at his or her nearest birthday.

Attained Age -- the insured's age at the end of the most recent contract year.

Beneficiary -- the beneficiary designated by the contractowner in the application or in the latest notification of change of beneficiary filed with us. If the contractowner is the insured and if no beneficiary survives the insured, the insured's estate will be the beneficiary. If the contractowner is not the insured and no beneficiary survives the insured, the contractowner or his estate will be the beneficiary.

Cash Surrender Value -- the accumulation value less any applicable surrender charges.

Code -- the Internal Revenue Code of 1986, as amended, and all related regulations.

Commission -- the Securities and Exchange Commission.

Contract -- the Vari-Vest V flexible premium variable life insurance contract. The contract may also be called the policy.

Contract Date -- the date as of which insurance coverage and contract charges begin. The contract date is used to determine contract months and years.

Contract Month -- each contract month starts on the same date in each calendar month as the contract date.

Contract Year -- each contract year starts on the same date in each calendar year as the contract date.

Contract Indebtedness -- the total of any unpaid contract loans.

Contractowner -- the person so designated on the specification page of the contract. The contractowner may also be called the policyholder.

Corridor Percentage Test -- a method of determining the minimum death benefit as required by the Code to qualify the contract as a "life insurance contract." The minimum death benefit equals the cash value plus the cash value multiplied by a percentage which varies with age as specified by the Code.

Death Benefit -- the amount payable upon the death of the insured, before deductions for contract indebtedness and unpaid monthly deductions.

Death Benefit Guarantee -- our guarantee that the contract will never lapse if you have met the minimum premium requirement.

General Account -- our assets other than those allocated to our separate accounts. The General Account may also be called the Guaranteed Account or the Fixed Account.

Guideline Annual Premium -- the level annual premium that would be payable through the contract maturity date for a specified stated amount of coverage if we scheduled premiums as to both timing and amount and such premiums were based on the 1980 Commissioners Standard Ordinary Mortality Table, net investment earnings at an annual effective rate of 4%, and fees and charges as set forth in the contract. This is the maximum premium permitted under the Code.

Home Office -- our principal executive offices located at One Financial Way, Cincinnati, Ohio 45242.

Initial Premium -- an amount you must pay to begin contract coverage. It must be at least equal to one monthly minimum premium.

Insured -- the person upon whose life the contract is issued.

Issue Date -- the date we approve your application and issue your contract. The issue date will be the same as the contract date except for backdated contracts, for which the contract date will be prior to the issue date.

Loan Collateral Account -- an account to which accumulation value in an amount equal to a contract loan is transferred pro rata from the subaccounts of VAR and the general account.

FORM 5560.5

Loan Value -- the maximum amount that may be borrowed under the contract. The loan value equals the cash surrender value less the cost of insurance charges for the balance of the contract year. The loan value less contract indebtedness equals the amount you may borrow at any time.

Maturity Date -- unless otherwise specified in the contract, the maturity date is the end of the contract year nearest the insured's 100th birthday.

Minimum Premium -- the monthly premium set forth on the contract specification page necessary to maintain the death benefit guarantee. Although the minimum premium is expressed as a monthly amount, you need not pay it each month. Rather, you must pay, cumulatively, premiums which equal or exceed the sum of the minimum premiums required during the applicable time period.

Monthly Deduction -- the monthly charge against cash value which includes the cost of insurance, an administration charge, a risk charge for the death benefit guarantee and the cost of any optional insurance benefits added by rider.

Net Premiums -- the premiums you pay less the premium expense charge.

Planned Premium -- a schedule indicating the contractowner's planned premium payments under the contract. The schedule is a planning device only and need not be adhered to.

Premium Expense Charge -- an amount deducted from gross premiums consisting of a federal tax charge and any state premium tax and other state and local taxes applicable to your contract.

Proceeds -- the amount payable on surrender, maturity or death.

Process Day -- the first day of each contract month. Monthly deductions and any credits are made on this day.

Pronouns -- "our", "us" or "we" means Ohio National Life Assurance Corporation. "You", "your" or "yours" means the insured. If the insured is not the contractowner, "you", "your" or "yours" means the contractowner when referring to contract rights, payments and notices.

Receipt -- with respect to transactions requiring valuation of variable account assets, a notice or request is deemed received by us on the date actually received if received on a valuation date prior to 4:00 p.m. Eastern time. If received on a day that is not a valuation date or after 4:00 p.m. Eastern time on a valuation date, it is deemed received on the next valuation date.

Settlement Options -- methods of paying the proceeds other than in a lump sum.

Stated Amount -- the minimum death benefit payable under the contract as long as the contract remains in force and which is set forth on the contract specification page.

Subaccount -- a subdivision of VAR which invests exclusively in the shares of a corresponding portfolio of one of the Funds or of another mutual fund.

Surrender Charge -- a two part charge assessed in connection with contract surrenders, lapses and decreases in stated amount, consisting of a contingent deferred sales charge applicable for 20 years, and a contingent deferred insurance underwriting charge applicable for 8 years, from the contract date with respect to your initial stated amount and from the date of any increase in stated amount with respect to such increase.

Valuation Date -- each day on which the net asset value of Fund shares is determined. See the accompanying Fund prospectuses.

Valuation Period -- the period between two successive valuation dates which begins at 4:00 p.m. Eastern time on one valuation date and ends at 4:00 p.m. Eastern time on the next valuation date.

VAR -- Ohio National Variable Account R.

FORM 5560.5

                                  INTRODUCTION

As described on the first page of this prospectus, the Vari-Vest V contract is a flexible premium variable universal life insurance contract which enables you throughout your lifetime to accommodate to your changing insurance needs and to changing economic conditions within the framework of a single insurance policy. The contract provides for death benefits, cash values, loans, a variety of settlement options and other features traditionally associated with life insurance.

The contract is similar to traditional life insurance in a number of respects.

     - You receive insurance coverage to age 100 at least equal to the stated amount as long as the contract has a positive cash surrender value or the death benefit guarantee is in effect.

     - You may surrender the contract at any time and receive its cash surrender value. After the first contract year, you may borrow up to the loan value of the contract.

     - To the extent that you elect to allocate net premiums to the general account, the investment return on the contract is guaranteed.

The contract also has several significant features which differentiate it from traditional life insurance.

     - Within certain limits, you may adjust the timing and amount of your premium payments to suit your individual circumstances.

     - You direct the allocation of your net premiums and resulting cash values, which will vary with the investment performance of the variable subaccounts you select.

     - Values in the variable subaccounts are neither guaranteed nor limited to an assumed rate of interest.

     - You may elect a variable death benefit plan as an alternative to a level plan, the latter being similar in many respects to a traditional whole life policy.

Under either death benefit plan you may increase the stated amount of insurance coverage any time after the first contract year and decrease the stated amount two years after the issue date.

                      ASSUMPTIONS AND SCOPE OF PROSPECTUS

This prospectus relates principally to VAR and contains only selected information regarding the General Account. For details regarding elements of the contract involving the General Account, see your contract.

Unless otherwise indicated or required by the context, the discussion throughout this prospectus assumes that:

     - "you", the "contractowner" and the "insured" are the same person,

     - the death benefit guarantee is in effect,

     - the cash surrender value of your contract is sufficient to pay the next monthly deduction,

     - there is no outstanding contract indebtedness,

     - the death benefit is not determined by the corridor percentage test,

     - the contract is not backdated,

     - payments under the contract have not been made in a way that would cause the contract to be treated as a modified endowment contract under federal law.

FORM 5560.5

                                    SUMMARY

This summary presents selected information in the same order and uses the same headings as the body of the prospectus. See the table of contents to find fuller discussion of each item. See the "Definitions," above, for the meanings of various terms.

OHIO NATIONAL FINANCIAL SERVICES GROUP:

OHIO NATIONAL LIFE ASSURANCE CORPORATION -- We are a stock life insurance company established under the laws of Ohio on June 26, 1979. We are owned by Ohio National Life.


THE OHIO NATIONAL LIFE INSURANCE COMPANY ("Ohio National Life") -- a stock life insurance company organized in 1909 under the laws of Ohio. It currently has assets in excess of $9.9 billion. Ohio National Life is now a subsidiary of Ohio National Financial Services, Inc., which is a subsidiary of Ohio National Mutual Holdings, Inc. Ohio National Life continues to control us and the Ohio National Fund. While Ohio National Life's experienced personnel and facilities are available to assist in administering our flexible product program, its assets do not back your contract.


OHIO NATIONAL VARIABLE ACCOUNT R ("VAR") -- established by us on May 6, 1985 as a means of offering the types of contract described in this prospectus. Net premiums allocated to VAR are segregated from our other assets and are protected from claims and liabilities arising from our other lines of business. Our general account assets, however, are available to support benefits under the contract.

There is a separate subaccount within VAR corresponding to each of the Funds listed on pages 2 and 3. The assets of each are invested exclusively in shares of one of the Funds.

THE FUNDS The operations of each Fund, its investment adviser and its investment objectives and policies are described in its prospectus. Net premiums under the contract may be allocated to the subaccounts of the variable account which invest exclusively in Fund shares. Accordingly, the accumulation values you allocate to the subaccounts will vary with the investment performance of the Funds.

The value of each Fund's investments fluctuates daily and is subject to the risk of changing economic conditions as well as the risk inherent in the ability of management to anticipate changes necessary in those investments to meet changes in economic conditions. For additional information concerning each Fund, including their investment objectives, see the accompanying prospectuses. Read the prospectuses carefully before investing.

DEATH BENEFITS You may select one of two death benefit plans -- the level plan (Plan A) or the variable plan (Plan B). With certain limitations, you may also change death benefit plans during the life of the contract. The death benefit under the level plan is the stated amount. The death benefit under the variable plan is the stated amount plus the accumulation value on the date of death. Under either plan, we may be required to increase the death benefit to satisfy the corridor percentage test included in the Code's definition of a "life insurance contract." Generally, favorable investment performance is reflected in increased accumulation value under the level plan and in increased insurance coverage under the variable plan. The death benefit will never be less than the stated amount as long as the contract has a positive cash surrender value or the death benefit guarantee is in force. The death benefit will be paid according to your beneficiary's instructions or, at your option, applied in whole or in part under one or more settlement options.

After the first contract year you may increase your stated amount, and two years after the issue date you may decrease your stated amount. You cannot decrease the stated amount below the minimum stated amount shown on the contract specification page. Any increase or decrease in the stated amount must equal at least $5,000 and an increase will require additional evidence of insurability.

FORM 5560.5

The contract includes a death benefit guarantee. Under this provision, we guarantee that the death benefit during the death benefit guarantee period will not be less than the stated amount, provided you pay the minimum premium. Accordingly, adverse subaccount investment performance will not cause the contract to lapse as long as the death benefit guarantee is in effect.

ACCUMULATION VALUE The accumulation value of your contract equals the sum of the accumulation values in the general account, the subaccounts of VAR and the loan collateral account. The general account accumulation value will reflect the amount and timing of net premiums allocated to the general account and interest thereon. The accumulation value in the variable subaccounts will reflect deductions for a risk charge, the amount and timing of net premiums allocated to such subaccounts and their investment experience. Such investment experience is not guaranteed. In addition, the subaccount and the general account accumulation values will be charged pro rata in connection with contract loans, partial surrenders and monthly deductions. The loan collateral account will reflect amounts borrowed against the loan value of the contract.

Loans -- after the first contract year, you may borrow against the loan value of your contract. The loan value is 90% of your cash surrender value minus the cost of insurance for the rest of the year. Loan interest is payable in advance at a rate of 7.4%. This amount is equal to an annual rate of 8% if the interest was paid at the end of the year. Any outstanding contract indebtedness will be deducted from proceeds payable at the insured's death or upon maturity or surrender.

Loan amounts and any unpaid interest thereon will be withdrawn pro rata from the variable subaccounts and the general account. Accumulation value in each subaccount equal to the contract indebtedness so withdrawn will be transferred to the loan collateral account. If loan interest is not paid when due, it becomes loan principal. Accumulation value held in the loan collateral account earns interest daily at an annual rate guaranteed to be at least 4%. Currently, we credit interest at an annual rate of 6.75%.

A loan may be repaid in whole or in part at any time while the contract is in force. When a loan repayment is made, accumulation value securing contract indebtedness in the loan collateral account equal to the loan repayment will be allocated first to the General Account until the amount borrowed has been replaced. The balance of the repayment will then be allocated to the General Account and the variable subaccounts using the same percentages as then in effect to allocate net premiums.

Surrender Privileges -- at any time you may surrender your contract in full and receive the proceeds. Your contract also gives you a partial surrender right. At any time after two years from the issue date, you may withdraw part of your cash surrender value. Such withdrawals will reduce your contract's death benefit and may be subject to a surrender charge.

Withholding Payment After Premium Payment -- We may withhold payment of any increased accumulation value or loan value resulting from a recent premium payment until your premium check has cleared. This could take up to 15 days after we receive your check.

PREMIUMS An initial premium is required to purchase a contract. In addition, you must pay a minimum premium to keep the death benefit guarantee in effect. You must have paid, cumulatively, total premiums that equal or exceed the monthly minimum premium indicated on the contract specification page multiplied by the number of contract months the contract has been in effect. If you fail to meet this requirement, the death benefit guarantee is no longer in effect and may generally not be reinstated. The monthly minimum premium indicated on the contract specification page will remain a level amount until you reach the end of the death benefit guarantee period shown on the contract specification page. You choose this period from among the available periods. Currently there are 3 different periods available: 5 years; to age 70 (or 10 years, if later); or to maturity. Not all options are available in all states.

FORM 5560.5

We may, at our discretion, refuse to accept a premium payment of less than $25 or one that would cause the contract, without an increase in death benefit, to be disqualified as life insurance or to be treated as a modified endowment contract under federal law. Otherwise, the amount and timing of premium payments is left to your discretion.

To aid you in formulating your insurance plan under the contract, you will adopt a planned premium schedule at the time of purchase indicating your intended level of payments. The planned premium will generally be an amount greater than your minimum premium and less than your guideline annual premium. You do not have to follow the planned premium, as it is only a planning device.

Allocation of Premiums -- you may allocate your net premiums among up to 10 of the variable subaccounts and to the general account in any combination of whole percentages. You indicate your initial allocation in the contract application. Thereafter, you may transfer accumulation values and reallocate future premiums.

Transfers -- we allow transfers of accumulation values among the subaccounts of VAR and to the general account at any time. Transfers from the general account to the subaccounts are subject to certain restrictions.

Lapse -- provided you pay the minimum premiums required to maintain the death benefit guarantee, your contract will not lapse during the death benefit guarantee period. If you fail to pay the minimum premiums, the death benefit guarantee expires. Without the death benefit guarantee, the contract will remain in force as long as the cash surrender value less any outstanding contract indebtedness is sufficient to pay the next monthly deduction. When the cash surrender value will not pay the next monthly deduction, you will have a 61 day grace period in which to increase your cash surrender value by paying additional premiums. If you do not pay sufficient additional premiums during the grace period, the contract will lapse and terminate without value.

Reinstatement -- once a contract has lapsed, you may request reinstatement of the contract any time within five years of the lapse. Satisfactory proof of insurability and payment of a reinstatement premium are required for reinstatement.

Free Look -- following the initial purchase of your contract or any subsequent increase in the stated amount, you are entitled to a free look period. During the free look period, you may cancel the contract or increase, as applicable, and we will refund all the money you have paid or the contract value, depending on your states' laws. The free look period expires 20 days from your receipt of the contract or increase.

CHARGES AND DEDUCTIONS We make charges against or deductions from premium payments, accumulation values and contract surrenders as follows:

(a) from premiums we deduct a premium expense charge in proportion to your current premium allocation choices. The premium expense charge includes:

     - a 1.25% deduction from premium payments for 10 years. This charge compensates us for federal tax charges,

     - a deduction for the state premium tax and any other state and local taxes applicable to your contract. Currently, state premium taxes vary from 0% to 4%;

(b) against the accumulation value we make a monthly deduction deducted in proportion to the values in your various subaccounts and the General Account, covering:

     - the cost of insurance (which is determined based upon your age, gender, risk class and maximum charges will not exceed the charges posted in the 1980 Commissioner's Standard Ordinary Mortality tables).

     - administrative expenses which cover bookkeeping and processing costs
       ($7),

     - the risk of providing the death benefit guarantee ($0.00, $0.01, or $0.03 per thousand of stated amount, depending on the death benefit guarantee period you choose), and the cost of any optional insurance benefit added by rider;

FORM 5560.5

(c) against the assets of the variable subaccounts and in proportion to the values in your various subaccounts, we assess a daily charge equal to an annualized rate of 0.75% of such assets to compensate us for assuming certain mortality and expense risks; and

(d) from accumulation value we deduct surrender charges in the event of full surrender, certain partial surrenders and decreases in stated amount. The surrender charges consist of a contingent deferred sales charge and a contingent deferred insurance underwriting charge. The contingent deferred sales charge is 50% of premiums paid, up to a maximum shown on the contract specification page. The contingent deferred insurance underwriting charge varies with age at issue or increase from $3 to $6 per thousand dollars of your first $500,000 of stated amount. These surrender charges apply during the first 20 contract years following the contract date and the date of any increase in stated amount.

In addition to the foregoing charges and deductions, we assess the following three service charges:

     - for partial surrenders the lesser of $25 or 2% of the amount surrendered,

     - up to $15 (currently the charge is $3 and is waived on the first four transfers during any contract year) for transfers of accumulation value among the subaccounts and the general account and,

     - up to $100 (currently no charge is being made) for any special illustration of contract benefits that you may request.

Currently we impose lesser charges for transfers and illustrations, but we only guarantee that such charges will never exceed the amounts stated above. We also reserve the right to assess the assets of each subaccount for any taxes payable by us on account of such assets. Certain expenses and an investment advisory fee will be assessed against Fund assets, as described in the Fund prospectuses.

FEDERAL TAX MATTERS All death benefits paid under the contract will generally be excludable from the beneficiary's gross income for federal income tax purposes. Under current federal tax law, as long as the contract qualifies as a "life insurance contract", any increases in accumulation value attributable to favorable investment performance should accumulate on a tax deferred basis in the same manner as with traditional whole life insurance. Partial withdrawals and surrenders, however, may result in the taxation of the portion of such withdrawals or surrenders drawn from the increase in accumulation value resulting from favorable investment performance. If payments are made in excess of a rate that would pay up a contract after seven level annual payments, there may be taxation of, including a penalty tax on, portions of the proceeds of loans, withdrawals or surrenders.

                     OHIO NATIONAL FINANCIAL SERVICES GROUP

OHIO NATIONAL LIFE ASSURANCE CORPORATION

We were established on June 26, 1979 under the laws of Ohio to facilitate the issuance of certain nonparticipating insurance policies. We are a wholly-owned stock subsidiary of Ohio National Life. We are licensed to sell life insurance in 47 states, the District of Columbia and Puerto Rico.

THE OHIO NATIONAL LIFE INSURANCE COMPANY ("OHIO NATIONAL LIFE")


Ohio National Life was organized under the laws of Ohio on September 9, 1909 as a stock life insurance company. Ohio National is now a subsidiary of Ohio National Financial Services, Inc., which is a subsidiary of Ohio National Mutual Holdings, Inc. It writes life, accident and health insurance and annuities in 47 states, the District of Columbia and Puerto Rico. Currently it has assets in excess of $9.9 billion and equity in excess of $783 million. Ohio National Life provided us with the initial capital to finance our operations. From time to time, Ohio National Life may make additional capital contributions, although it is under no legal obligation to do so and its assets do not support the benefits provided under your contract.


FORM 5560.5

OHIO NATIONAL VARIABLE ACCOUNT R ("VAR")

We established VAR on May 6, 1985 pursuant to the insurance laws of the State of Ohio. VAR is registered with the Securities and Exchange Commission (the "Commission") under the Investment Company Act of 1940 ("1940 Act") as a unit investment trust. Such registration does not involve supervision by the Commission of the management or investment policies of the variable account or of us. Under Ohio law, VAR's assets are held exclusively for the benefit of contractowners and persons entitled to payments under the contract. VAR's assets are not chargeable with liabilities arising out of our other business.

We keep VAR's assets physically segregated from assets of our General Account. We maintain records of all purchases and redemptions of Fund shares by each of VAR's subaccounts.

VAR has subaccounts corresponding to each of the Funds listed on pages 2 and 3. VAR may in the future add or delete investment subaccounts. Each investment subaccount will invest exclusively in shares representing interests in one of the Funds. The income and realized and unrealized gains or losses on the assets of each subaccount are credited to or charged against that subaccount without regard to income or gains or losses from any other subaccount.

THE FUNDS

The Funds are mutual funds registered under the Investment Company Act of 1940. Fund shares are sold only to insurance company separate accounts to fund variable annuity contracts and variable life insurance policies and, in some cases, to qualified plans. The value of each Fund's investments fluctuates daily and is subject to the risk that Fund management may not anticipate or make changes necessary in the investments to meet changes in economic conditions.

The Funds receive investment advice from their investment advisers. The Funds pay each of the investment advisers a fee as described in the Fund prospectuses. In some cases, the investment adviser pays part of its fee to a subadviser.

Affiliates of certain Funds may compensate us based upon a percentage of the Fund's average daily net assets that are allocated to VAR. These percentages vary by Fund. This is intended to compensate us for administrative and other services we provide to the Funds and their affiliates.

For additional information concerning the Funds, including their investment objectives, see the Fund prospectuses. Read them carefully before investing. They may contain information about other funds that are not available as investment options for these contracts. You cannot be sure that any Fund will achieve its stated objectives and policies.

The investment policies, objectives and/or names of some of the Funds may be similar to those of other investment companies managed by the same investment adviser or subadviser. However, similar funds often do not have comparable investment performance. The investment results of the Funds may be higher or lower than those of the other funds.

MIXED AND SHARED FUNDING

In addition to being offered to VAR, certain Fund shares are offered to Ohio National Life's separate accounts for variable annuity contracts. Fund shares may also be offered to other insurance company separate accounts and qualified plans. It is conceivable that in the future it may become disadvantageous for one or more of variable life and variable annuity separate accounts, or separate accounts of other life insurance companies, and qualified plans, to invest in Fund shares. Although neither we nor any of the Funds currently foresee any such disadvantage, the Board of Directors or Trustees of each Fund will monitor events to identify any material conflict among different

FORM 5560.5
types of owners and to determine if any action should be taken. That could possibly include the withdrawal of VAR's participation in a Fund. Material conflicts could result from such things as:

     - changes in state insurance law;

     - changes in federal income tax law;

     - changes in the investment management of any portfolio of one of the Funds, or

     - differences between voting instructions given by different types of contractowners.

                                 DEATH BENEFITS

As long as the contract remains in force we will, upon receipt of due proof of the insured's death, pay the contract proceeds to the beneficiary. The amount of the death benefit payable will be determined as of the date of death, or on the next following valuation date if the date of death is not a valuation date. Unless a settlement option is elected, the proceeds will be paid according to your beneficiary's selection from the settlement options listed in the contract. We offer both beneficiaries and contractowners a wide variety of settlement options listed in the contract.

The contract provides for two death benefit plans: a level plan ("Plan A") and a variable plan ("Plan B"). Generally, you designate the death benefit plan in your contract application. Subject to certain restrictions, you may change the death benefit plan from time to time. As long as the contract remains in force, the death benefit under either plan will never be less than the stated amount of the contract.

PLAN A -- LEVEL BENEFIT

The death benefit is the greater of:

     - the contract's stated amount on the date of death or

     - the death benefit determined by the corridor percentage test.

The death benefit determined by the corridor percentage test equals the accumulation value of the contract on the date of death plus such accumulation value multiplied by the corridor percentage. The corridor percentage varies with attained age, as indicated in the following table:

               CORRIDOR    ATTAINED    CORRIDOR    ATTAINED    CORRIDOR                    CORRIDOR
ATTAINED AGE  PERCENTAGE     AGE      PERCENTAGE     AGE      PERCENTAGE   ATTAINED AGE   PERCENTAGE
------------  ----------   --------   ----------   --------   ----------   ------------   ----------
40 & below       150%       52          71%          64         22%            91          4%
    41           143        53          64           65         20             92          3%
    42           136        54          57           66         19             93          2%
    43           129        55          50           67         18             94          1%
    44           122        56          46           68         17         95 & above      0%
    45           115        57          42           69         16
    46           109        58          38           70         15
    47           103        59          34           71         13
    48            97        60          30           72         11
    49            91        61          28           73         9
    50            85        62          26           74         7
    51            78        63          24         75-90        5

Illustration of Plan A. Assume that the insured's attained age at time of death is 40 and that the stated amount of the contract is $100,000.

Under these circumstances, any time the accumulation value of the contract is less than $40,000, the death benefit will be the stated amount. However, any time the accumulation value exceeds $40,000, the death benefit

FORM 5560.5
will be greater than the contract's $100,000 stated amount due to the corridor percentage test. This is because the death benefit for an insured who dies at age 40 must be at least equal to the accumulation value plus 150% of the accumulation value. Consequently, each additional dollar added to accumulation value above $40,000 will increase the death benefit by $2.50. Similarly, to the extent accumulation value exceeds $40,000, each dollar taken out of accumulation value will reduce the death benefit by $2.50. If, for example, the accumulation value is reduced from $48,000 to $40,000, the death benefit will be reduced from $120,000 to $100,000. However, further reductions in the accumulation value below the $40,000 level will not affect the death benefit so long as the reductions are due to performance. Reductions due to surrenders, loans and partial surrenders do affect the death benefit.

In the foregoing example, the breakpoint of $40,000 of accumulation value for using the corridor percentage test to calculate the death benefit was determined by dividing the $100,000 stated amount by 100% plus 150% (the corridor percentage at age 40, as shown in the table above). For your contract, you may make the corresponding determination by dividing your stated amount by 100% plus the corridor percentage for your age (see the table above). The calculation will yield a dollar amount which will be your breakpoint for using the corridor percentage test. If your accumulation value is greater than such dollar figure, your death benefit will be determined by the corridor percentage test. If it is less, your death benefit will be your stated amount.

PLAN B -- VARIABLE BENEFIT

The death benefit is equal to the greater of:

     - the stated amount plus the accumulation value on the date of death or

     - the death benefit determined by the corridor percentage as described above and using the foregoing table of corridor percentages.

Illustration of Plan B. Again assume that the insured's attained age at the time of death is 40 and that the stated amount of the contract is $100,000.

Under these circumstances, a contract with accumulation value of $20,000 will have a death benefit of $120,000 ($100,000 + $20,000). An accumulation value of $60,000 will yield a death benefit of $160,000 ($100,000 + $60,000). The death benefit under this illustration, however, must be at least equal to the accumulation value plus 150% of the contract's accumulation value. As a result, if the accumulation value of the contract exceeds $66,667, the death benefit will be greater than the stated amount plus accumulation value. Each additional dollar of accumulation value above $66,667 will increase the death benefit by $2.50. Under this illustration, a contract with an accumulation value of $80,000 will provide a death benefit of $200,000 ($80,000 + (150% (LOGO) $80,000)).
Similarly, to the extent that accumulation value exceeds $66,667, each dollar taken out of accumulation value reduces the death benefit by $2.50. If, for example, the accumulation value is reduced from $80,000 to $68,000, the death benefit will be reduced from $200,000 to $170,000.

In the foregoing example, the breakpoint of $66,667 of accumulation value for using the corridor percentage test to calculate the death benefit was determined by dividing the $100,000 stated amount by 150% (the corridor percentage at age 40, as shown in the table above). For your contract, you may make the corresponding determination by dividing your stated amount by the corridor percentage for your age (see the table above). The calculation will yield a dollar amount which will be your breakpoint for using the corridor percentage test. If your accumulation value is greater than such dollar figure, your death benefit will be determined by the corridor percentage test. If it is less, your death benefit will be your stated amount plus your accumulation value.

FORM 5560.5

CHANGE IN DEATH BENEFIT PLAN

Generally, after the first contract year, you may change your death benefit plan on any process day by sending us a written request. Changing death benefit plans from Plan B to Plan A will not require evidence of insurability. Changing death benefit plans from Plan A to Plan B may require evidence of insurability. The effective date of any such change will be the process day on or following the date of receipt of your request.

As a general rule, when you wish to have favorable investment performance reflected in higher accumulation value, you should elect the Plan A death benefit. Conversely, when you wish to have favorable investment performance reflected in increased insurance coverage, you should generally elect the Plan B death benefit.

If you change your death benefit plan from Plan B to Plan A, your stated amount will be increased by the amount of your accumulation value to equal the death benefit which would have been payable under Plan B on the effective date of the change. For example, a Plan B contract with a $100,000 stated amount and $20,000 accumulation value ($120,000 death benefit) would be converted to a Plan A contract with $120,000 stated amount. Again, the death benefit would remain the same on the effective date of the change.

A change in the death benefit option will not alter the amount of the accumulation value or the death benefit payable under the contract on the effective date of the change. However, switching between the variable and the level plans will alter your insurance program with consequent effects on the level of your future death benefits, accumulation values and premiums. For a given stated amount, the death benefit will be greater under Plan B than under Plan A, but the monthly deduction will be greater under Plan B than under Plan
A. Furthermore, assuming your accumulation value continues to increase, your future cost of insurance charges will be higher after a change from Plan A to Plan B and lower after a change from Plan B to Plan A. If your accumulation value decreases in the future, the opposite will be true. Changes in the cost of insurance charges have no effect on your death benefit under Plan A. Under Plan B, however, increased cost of insurance charges will reduce the future accumulation value and death benefit to less than they otherwise would be.

DEATH BENEFIT GUARANTEE

We guarantee that the contract will not lapse during the death benefit guarantee period provided you pay the minimum premium. (See "Premiums -- Minimum Premiums.") Accordingly, as long as the death benefit guarantee is in effect, the contract will not lapse even if, because of adverse investment performance, the cash surrender value falls below the amount needed to pay the next monthly deduction. A charge per $1,000 of stated amount will be made for each month the death benefit guarantee is in effect. The charge is $0.00 if you choose a 5 year guarantee; $0.01 if you choose the guarantee to the later of age 70 or 10 years, or $0.03 if you choose the guarantee to maturity. (Only the 5 year guarantee is available in Massachusetts and Texas.)

If on any process day the minimum premium requirement is not met, we will send you a notice of the required payment. If we do not receive the required payment within 61 days of the date of the mailing of such notice, the death benefit guarantee will no longer be in effect. Generally, the death benefit guarantee may not be reinstated once it has been lost. However, we may at our discretion permit you to reinstate the death benefit guarantee if you:

     - double your stated amount or

     - increase your stated amount by $100,000 or more.

A new minimum premium will be required to maintain the reinstated death benefit guarantee.

CHANGES IN STATED AMOUNT

Subject to certain limitations, you may at any time after the first contract year increase your contract's stated amount and after two years from the issue date decrease your stated amount by sending us a written request. We

FORM 5560.5
may limit you to two such changes in each contract year. Any change must be of at least $5,000. The effective date of the increase or decrease will be the process day on or following approval of the request. A change in stated amount will affect the monthly insurance charges and surrender charges.

Increases. An increase is treated in a similar manner to the purchase of a new contract. To obtain an increase, you must submit a supplemental application to us with evidence demonstrating insurability. Depending on your accumulation value, you may or may not have to pay additional premiums to obtain an increase. If you must pay an additional premium, we must receive it by the effective date of the increase.

After an increase, a portion of premium payments will be allocated to such increase. The amount so allocated will bear the same relationship to total premium payments as the guideline annual premium for such increase bears to the guideline annual premium for your initial stated amount plus the guideline annual premiums for all increases.

Only premiums allocated to an increase will be subject to the contingent deferred sales charge for the increase.

With respect to premiums allocated to an increase, you will have the same free look and conversion rights with respect to an increase as with the initial purchase of your contract.

Decreases. You may decrease your stated amount after two years from the issue date or the date of any increase, subject to the following limitations:

     - The stated amount after any requested decrease may not be less than the minimum stated amount of $50,000.

     - We will not permit a decrease in stated amount if the contract's cash value is such that reducing the stated amount would cause the death benefit after the decrease to be determined by the corridor percentage test.

     - We will not permit a decrease in stated amount if the decrease would disqualify the contract as life insurance under the Code.

If you decrease your stated amount, we will deduct any applicable surrender charge from your accumulation value. For purposes of calculating the amount of that surrender charge and the cost of insurance charge on your remaining coverage, a decrease in stated amount will reduce your existing stated amount in the following order:

     - the stated amount provided by your most recent increase,

     - your next most recent increases successively, and

     - your initial stated amount.

                               ACCUMULATION VALUE

Your contract provides certain accumulation value benefits. Subject to certain limitations, you may obtain access to the accumulation value of your contract. You may borrow against your contract's loan value and you may surrender your contract in whole or in part.

The accumulation value of your contract is the sum of the accumulation values in the subaccounts, the general account and the loan collateral account. The following discussion relates only to the variable subaccounts of VAR. The general account and the loan collateral account are discussed elsewhere in this prospectus.

DETERMINATION OF VARIABLE ACCUMULATION VALUES

Your accumulation value in VAR may increase or decrease depending on the investment performance of the subaccounts you choose. There is no guaranteed minimum accumulation value in VAR.

FORM 5560.5

The accumulation value of your contract will be calculated initially on the later of the issue date or when we first receive a premium payment. After that, it is calculated on each valuation date. On the initial valuation date, your accumulation value will equal the initial premium paid minus the premium expense charge and the first monthly deduction. On each subsequent valuation date, your accumulation value will be (1) plus any transactions referred to in (2), (3) and
(4) and minus any transactions referred to in (5), (6) and (7) which occur during the current valuation period, where:

     (1) is the sum of each subaccount's accumulation value as of the previous valuation date multiplied by each subaccount's net investment factor for the current valuation period;

     (2) is net premiums allocated to VAR;

     (3) is transfers from the loan collateral account as a result of loan repayments and reallocations of accumulation value from the general account;

     (4) is interest on contract indebtedness credited to the variable subaccounts;

     (5) is transfers to the loan collateral account in connection with contract loans and reallocations of accumulation value to the general account;

     (6) is any partial surrender made (and any surrender charge imposed); and

     (7) is the monthly deduction.

ACCUMULATION UNIT VALUES

We use accumulation units as a measure of value for bookkeeping purposes. When you allocate net premiums to a subaccount, we credit your contract with accumulation units. In addition, other transactions, including loans, partial and full surrenders, transfers, surrender and service charges, and monthly deductions, affect the number of accumulation units credited to your contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the unit value of the affected subaccount. We determine the unit value of each subaccount on each valuation date. The number of units so credited or debited will be based on the unit value on the valuation date on which the premium payment or transaction request is received by us at our home office. The number of units credited will not change because of subsequent changes in unit value. The dollar value of each subaccount's units will reflect asset charges and the investment performance of the corresponding portfolio of the Funds.

The accumulation unit value of each subaccount's unit initially was $10. The unit value of a subaccount on any valuation date is calculated by multiplying the subaccount unit value on the previous valuation date by its net investment factor for the current valuation period.

NET INVESTMENT FACTOR

We use a net investment factor to measure investment performance of each subaccount and to determine changes in unit value from one valuation period to the next. The net investment factor for a valuation period is (a) divided by (b) minus (c) where:

     (a) is (i) the value of the assets of the subaccount at the end of the preceding valuation period, plus (ii) the investment income and capital gains, realized or unrealized, credited to the assets of the subaccount during the valuation period for which the net investment factor is being determined, minus, (iii) any amount charged against the subaccount for taxes or any amount set aside during the valuation period by us to provide for taxes we determine are attributable to the operation or maintenance of that subaccount (currently there are no such taxes);

     (b) is the value of the assets of the subaccount at the end of the preceding valuation period; and

FORM 5560.5

     (c) is a charge no greater than 0.0020471% on a daily basis. This corresponds to 0.75% on an annual basis for mortality and expense risks.

LOANS

After the first contract year, you may borrow up to the loan value of your contract. The loan value is the cash surrender value less the cost of insurance charges on your contract to the end of the current contract year. The loan value will never be less than 90% of the cash surrender value. We will generally distribute the loan proceeds to you within seven days from receipt of your request for the loan at our home office, although payment of the proceeds may be postponed under certain circumstances. (See "General Provisions -- Postponement of Payments".) In some circumstances, loans may involve tax liability. (See "Federal Tax Matters".)

When a loan is made, accumulation value in an amount equal to the loan will be taken from the general account and each subaccount in proportion to your accumulation value in the general account and each subaccount. This value is then held in the loan collateral account and earns interest at an effective rate guaranteed to be at least 4% per year. Currently, we credit interest to the loan collateral account at a rate of 6.75% per year, but we may reduce such rate to 4% at any time. Such interest is credited to the subaccounts and the general account in accordance with the premium allocation then in effect.

We charge you interest on loans you take from your contract values. The rate we deduct from your loan proceeds is 7.4%. This amount is equivalent to an annual rate of 8% if the interest was paid at the end of the year. When we make a loan, we add to the amount of the loan the interest covering the period until the end of the contract year. At the beginning of each subsequent contract year, if you fail to pay the interest in cash, we will transfer sufficient accumulation value from the general account and each subaccount to pay the interest for the following contract year. The allocation will be in proportion to your accumulation value in each subaccount.

You may repay a loan at any time, in whole or in part, before we pay the contract proceeds. When you repay a loan, interest already charged covering any period after the repayment will reduce the amount necessary to repay the loan. Premiums paid in excess of any planned premiums when there is a loan outstanding will be first applied to reduce or repay such loan, unless you request otherwise. Upon repayment of a loan, the loan collateral account will be reduced by the amount of the repayment and the repayment will be allocated first to the general account, until the amount borrowed from the general account has been repaid. Unless we are instructed otherwise, the balance of the repayment will then be applied to the subaccounts and the general account according to the premium allocation then in effect.

Any outstanding contract indebtedness will be subtracted from the proceeds payable at the insured's death and from cash surrender value upon complete surrender or maturity.

A loan, whether or not repaid, will have a permanent effect on a contract's cash surrender value (and the death benefit under Plan B contracts) because the investment results of the subaccounts will apply only to the amount remaining in the subaccounts. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If investment results are greater than the rate being credited upon the amount of the loan while the loan is outstanding, contract values will not increase as rapidly as they would have if no loan had been made. If investment results are below that rate, contract values will be higher than they would have been had no loan been made.

SURRENDER PRIVILEGES

As an alternative to obtaining access to your accumulation value by using the loan provisions described above, you may obtain your cash surrender value by exercising your surrender or partial surrender privileges. Surrenders, however, may involve tax liability.

FORM 5560.5

You may surrender your contract in full at any time by sending a written request together with the contract to our home office. The cash surrender value of the contract equals the accumulation value less any applicable surrender charges. Upon surrender, the amount of any outstanding loans will be deducted from the cash surrender value to determine the proceeds. The proceeds will be determined on the valuation date on which the request for a surrender is received. Proceeds will generally be paid within seven days of receipt of a request for surrender.

After two years from the issue date, you may obtain a portion of your accumulation value upon partial surrender of the contract. Partial surrenders cannot be made more than twice during any contract year. The amount of any partial surrender may not exceed the cash surrender value, minus:

     - any outstanding contract indebtedness,

     - an amount sufficient to cover the next two monthly deductions and

     - the service charge of $25 or 2% of the amount surrendered, if less.

We will reduce the accumulation value of your contract by the amount of any partial surrender. In doing so, we will deduct the accumulation value taken by a partial surrender from each increase and your initial stated amount in proportion to the amount such increases and initial stated amount bear to the total stated amount.

Under Plan A, a partial surrender reduces your stated amount. Such a surrender will result in a dollar for dollar reduction in the death proceeds except when the death proceeds of your contract are determined by the corridor percentage test. The stated amount remaining after a partial surrender may be no less than the minimum stated amount of $50,000. If increases in stated amount have occurred previously, a partial surrender will first reduce the stated amount of the most recent increase, then the next most recent increases successively, then the initial stated amount.

Under Plan B, a partial surrender reduces your accumulation value. Such a reduction will result in a dollar for dollar reduction in the death proceeds except when the death proceeds are determined by the corridor percentage test. Because the Plan B death benefit is the sum of the accumulation value and stated amount, a partial surrender under Plan B does not reduce your stated amount but instead reduces accumulation value.

If the proceeds payable under either death benefit option both before and after the partial surrender are determined by the corridor percentage test, a partial surrender generally will result in a reduction in proceeds equal to the amount paid upon such surrender plus such amount multiplied by the applicable corridor percentage.

During the first 20 contract years and for 20 years after the effective date of an increase, a partial surrender charge in addition to the service charge of the lesser of $25 or 2% of the amount surrendered will be made on the amount of partial surrenders in any contract year that exceeds 10% of the cash surrender value as of the end of the previous contract year.

MATURITY

We will pay you your accumulation value, reduced by any outstanding contract indebtedness, on the maturity date. The maturity date is listed on the specification page and is generally the end of the contract year nearest your 100th birthday. If we consent, you may instead continue your contract as an extended endowment after the maturity date. In such case, the death benefit after the maturity date will equal your contract's cash surrender value.

FORM 5560.5

                                    PREMIUMS

PURCHASING A CONTRACT

To purchase a contract, you must complete an application and submit it to us at our home office through the agent selling the contract. Generally, we will not issue a contract to a person older than age 80, but we may do so at our sole discretion. Non-smoker rates are available if you are age 18 or over. We will only issue contracts with stated amounts of $50,000 or more. All applications require evidence of insurability. Acceptance of any application is subject to our insurance underwriting rules. The review period for routine applications will generally last one week. Approval of applications that require supplemental medical information, however, may be delayed six weeks or more while such information is obtained and reviewed.

You must pay an initial premium in order for your contract to take effect. The contract takes effect as of the contract date. However, if you pay the initial premium at the time you submit your application, we will, pursuant to the premium receipt agreement contained in such application, provide you with insurance coverage equal to your stated amount (up to $1,000,000) for a period of up to 60 days, starting on the later of the date of your application and the date you complete any required medical examination and ending on the date we approve or reject your application. We do not pay interest on initial premiums during the review period.

The contract date will be the same as the issue date, except in the case of a backdated contract where the contract date will be earlier than the issue date. At your request, we will backdate a contract as much as six months where permitted by state law. This procedure may be to your advantage where backdating will lower your age at issue and thereby lower your cost of insurance and surrender charges which are scaled by age. A backdated contract will be treated as though it had been in force since the contract date. Consequently, the initial premium required for a backdated contract will be larger than for a contract which is not backdated because you must pay the minimum premium, pay monthly deductions and pay all other charges associated with the contract for the period between the contract date and the issue date.

On the later of the issue date and the date we receive your initial premium, net premiums are allocated to the Money Market subaccount. On the first process day following the issue date or, if later, when we receive your initial premium, such net premiums will be allocated among the subaccounts and the general account in accordance with your instructions as indicated in your application.

If we reject your application during the review period we will refund to you all amounts you have paid under the contract.

If you choose to cancel your contract during the free look period, we will refund the premiums you have paid, or the contract value, depending on your state's laws.

PAYMENT OF PREMIUMS

We allocate premium payments to the various subaccounts or to the General Account the same day if received by us at our home office before 4:00 p.m. Eastern time. If a premium payment is dishonored, you will be liable to us for any changes in the market value between the date received and the date we are notified that the payment was dishonored. We will deduct any amount due for this reason from your contract value.

Unlike a traditional insurance policy, the contract does not require a fixed schedule of premium payments. Within certain limits, you may determine the amount and timing of your premium payments. As described below, such limits include an initial premium requirement and a minimum premium requirement. Your contract specification page will also include a schedule of planned premiums.

FORM 5560.5

INITIAL PREMIUMS

You must pay an initial premium before we will make your contract effective. This premium may be submitted with your contract application or sent directly to us at our home office. The amount of the initial premium will be at least one monthly minimum premium. The initial premium for a backdated contract may be substantially greater.

TERM INSURANCE CONVERSION CREDIT

We will apply a term insurance conversion credit as premium paid in the first contract year. The conversion credit is based on (but not necessarily equal to) the amount of annual premium for the Ohio National Life Assurance Corporation term life insurance policy being converted to, or exchanged for, the new contract. Consult your agent for details.

MINIMUM PREMIUMS

You must pay the minimum premium to keep the death benefit guarantee in effect. Failure to make premium payments sufficient to maintain the death benefit guarantee will not necessarily cause your contract to lapse. However, once the death benefit guarantee does not apply to your contract, it may not be reinstated. The monthly deduction for the death benefit guarantee will not be imposed on contracts for which the death benefit guarantee is no longer in effect.

To pay the minimum premium, you must have paid at any time cumulative premiums, less any partial surrenders and contract indebtedness, equal to the monthly minimum premium multiplied by the number of contract months the contract has been in effect. The monthly minimum premium indicated on the contract specification page will remain a level amount until the end of the death benefit guarantee period.

PLANNED PREMIUMS

When you purchase a contract, you will be asked to adopt a planned premium schedule. The schedule is a planning device which indicates the level of premiums you intend to pay under the contract. You are not required to adhere to it. You may adopt, in consultation with your agent, any planned premium schedule that you wish. The amount of scheduled payments, however, should generally be set between the minimum premium necessary to keep the death benefit guarantee in effect and the maximum premium permitted for your contract to qualify as life insurance under the Code. The guideline annual premium is a level amount which should provide the benefits under the contract through age 100 and is based on guaranteed assumptions with respect to expenses and cost of insurance charges and investment performance of 4%.

In choosing your planned premium schedule, you will need to make a judgment as to the long-term rate of investment return which you expect under the contract. The higher your assumption as to the long-term rate of investment return, the lower your planned premium needs to be for a given insurance objective, and vice versa. There is no assurance that your planned premiums will provide the death proceeds or other benefits sought under the contract. By definition, the value of such benefits depends on the investment performance of the subaccounts which cannot be predicted. In any event, you may need to pay greater or lesser premiums than are indicated in the planned premium schedule to attain your insurance objectives.

We will furnish you an annual report which will show personalized hypothetical illustrations of your contract values under various performance scenarios and assumed rates of return one year from the date of the report based on planned premiums, guaranteed cost of insurance and guaranteed interest with respect to the general account. We may charge for this report.

As previously indicated, at any time you may pay more or less than the amount indicated in the planned premium schedule. We may at our discretion, however, refuse to accept any premium payment of less than $25 or

FORM 5560.5
so large that it would cause the contract, without an increase in death benefit, to be disqualified as life insurance or to be treated as a modified endowment contract under federal law.

ALLOCATION OF PREMIUMS

In the contract application, you may direct the allocation of your net premium payments among up to 10 of the subaccounts of VAR and the general account. Your initial allocation will take effect on the first process day following the issue date or, if later, when we receive your initial premium payment. Pending such allocation, net premiums will be held in the Money Market subaccount. If you fail to indicate an allocation in your contract application, we will leave your net premiums in the Money Market subaccount until we receive allocation instructions. The amount allocated to any subaccount or the general account must equal a whole percentage. You may change the allocation of your future net premiums at any time upon written notice to us. Premiums allocated to an increase will be credited to the subaccounts and the general account in accordance with your premium allocation then in effect on the later of the date of the increase or the date we receive such a premium.

TRANSFERS

You may transfer the accumulation value of your contract among the subaccounts of VAR and to the general account at any time. Each amount transferred must be at least $300 unless a smaller amount constitutes the entire accumulation value of the subaccount from which the transfer is being made, in which case you may only transfer the entire amount. There is a service charge of $3 for each transfer, but we are presently waiving that charge for the first four transfers during a contract year. Such fee is guaranteed not to exceed $15 in the future.

Transfers from the general account to the subaccounts are subject to additional restrictions. No more than 25% of the accumulation value in the general account as of the end of the previous contract year, or $1,000, if greater, may be transferred to one or more of the subaccounts in any contract year.

To the extent that transfers, surrenders and loans from a subaccount exceed net purchase payments and transfers into that subaccount, securities of the corresponding portfolio of the Fund may have to be sold. Excessive sales of a portfolio's securities on short notice could be detrimental to that portfolio and to contractowners with values allocated to the corresponding subaccount. To protect the interests of all contractowners we may limit the number, frequency, method or amount of transfers. Transfers from any Fund on any one day may be limited to 1% of the previous day's total net assets of that Fund if we or the Fund, in our or their discretion, believe that the Fund might otherwise be damaged.

If and when transfers must be so limited, some transfer requests will not be made. In determining which requests will be made, scheduled transfers will be made first, followed by mailed written requests in the order postmarked and, lastly, telephone and facsimile requests in the order received. If your transfer requests are not made, we will notify you. Current rules of the Commission preclude us from processing at a later date those requests that were not made. Accordingly, a new transfer request would have to be submitted in order to make a transfer that was not made because of these limitations.

ELECTRONIC ACCESS

If you give us a pre-authorization form contract and unit values and interest rates can be checked and transfers may be made by telephoning us between 7:00 a.m. and 8:00 p.m. (Eastern time) on days we are open for business, at 1-800-366-6654, #8 or by accessing our website at www.ohionational.com. You may only make one electronic or telephonic transfer (collectively "electronic") per day. We will honor pre-authorized electronic transfer instructions from anyone who provides the personal identifying information requested. We will not honor electronic transfer requests after the contractowner's death. For added security, we send the contractowner a written confirmation of all electronic transfers on the next business day. However, if we cannot complete a transfer as requested, our customer service representative will contact the contractowner in writing sent within 48

FORM 5560.5
hours of the electronic request. YOU MAY THINK THAT YOU HAVE LIMITED THIS ACCESS TO YOURSELF, OR TO YOURSELF AND YOUR REPRESENTATIVE. HOWEVER, ANYONE GIVING US THE NECESSARY IDENTIFYING INFORMATION CAN USE ELECTRONIC ACCESS ONCE YOU AUTHORIZE ITS USE.

LAPSE

Provided you pay the minimum premium and thereby keep the death benefit guarantee in effect, your contract will not lapse during the death benefit guarantee period. If you fail to pay the minimum premium and, as a result, the death benefit guarantee is not in effect, the contract will remain in force as long as the cash surrender value less any contract indebtedness is sufficient to pay the next monthly deduction. If the cash surrender value less any contract indebtedness is insufficient to pay the next monthly deduction, you will be given a 61 day grace period within which to make a premium payment to avoid lapse. The premium required to avoid lapse will be equal to the amount needed to allow the cash surrender value less any contract indebtedness to cover the monthly deduction for two contract months. This required premium will be indicated in a written notice which we will send to you at the beginning of the grace period. The grace period begins when we mail the notice. The contract will continue in force throughout the grace period, but if the required premium is not received, the contract will terminate without value at the end of the grace period. If you die during the grace period, the death benefit will be reduced by the amount of any unpaid monthly deduction. However, the contract will never lapse due to insufficient cash surrender value as long as the death benefit guarantee is in effect.

REINSTATEMENT

If the contract lapses, you may apply for reinstatement anytime within five years. Your contract will be reinstated if you supply proof of insurability and pay the monthly cost of insurance charges from the grace period plus a reinstatement premium. The reinstatement premium, after deduction of the premium expense charge, must be sufficient to cover the monthly deduction for two contract months following the effective date of reinstatement. If a loan was outstanding at the time of lapse, we will require reinstatement or repayment of the loan and accrued interest at 6% per year before permitting reinstatement of the contract.

CONVERSION

Once during the first two years following the issue date and the date of any increase in stated amount, you may convert your contract or increase, as applicable, to a fixed benefit flexible premium policy by transferring all of your accumulation value to the general account. After such a transfer, values and death benefits under your contract will be determinable and guaranteed. Accumulation values will be determined as of the date we receive a conversion request at our home office. There will be no change in stated amount as a result of the conversion and no evidence of insurability is required. Outstanding loans need not be repaid in order to convert your contract. Transfers of accumulation value to the general account in connection with such a conversion will be made without charge.

FREE LOOK

You have a limited right to cancel your contract or any increase in stated amount. We will cancel the contract or increase if you notify us or our agent before 20 days from the date you receive the contract or increase. Within seven days after we receive your notice to cancel, we will return all of the money you paid for the cancelled contract or increase, or the contract value, depending on your state's laws.

                             CHARGES AND DEDUCTIONS

We make charges against or deductions from premium payments, accumulation values and contract surrenders in the manner described below.

FORM 5560.5

PREMIUM EXPENSE CHARGE

Each premium payment is subject to a premium expense charge which is deducted in proportion to your current premium allocation choices. The premium expense charge has two components: a federal tax charge and a charge for the state premium tax and any other state and local taxes applicable to your contract.

Federal Tax Charge. The contract is subject to a charge of 1.25% of premiums paid in the first 10 years. This charge is intended to help defray the federal tax cost attributable to this contract.

State Premium Tax. Your premium payments will be subject to the state premium tax and any other state or local taxes applicable to your contract. Currently, most state premium taxes range from 0% to 4%.

OHIO NATIONAL LIFE EMPLOYEE DISCOUNT

Ohio National Life and its affiliated companies offer a credit on the purchase of contracts by any of their employees, directors or retirees, or their spouse or the surviving spouse of a deceased retiree, covering any of the foregoing or any of their minor children, or any of their children ages 18 to 21 who is either (i) living in the purchaser's household or (ii) a full-time college student being supported by the purchaser, or any of the purchaser's minor grandchildren under the Uniform Gifts to Minors Act. This credit is treated as additional premium under the contract. If an employee exercises his or her free look right, the full amount of the credit will be deducted when we pay the free look proceeds.

The amount of the initial credit equals 45% of the first contract year's maximum commissionable premium or 45% of the maximum commissionable premium of an increase, which is credited to the general account of the employee's contract effective one day after the latest of the following three dates:

     - the policy approval date,

     - the policy effective date, or

     - the date the initial payment is received.

The subsequent credit, which is based on 3% of first year premium in excess of the maximum commissionable premium plus 3% of premiums paid in contract years two through six, is credited to the general account of the employee's contract at the beginning of the seventh contract year. For any increase that occurs during the first six contract years, the 45% initial credit on the increase described above substitutes for the 3% subsequent credit on that portion of the premium attributable to the increase.

If an employee exercises his free look right, the amount of the credit will be deducted from the free look proceeds.

MONTHLY DEDUCTION

As of the contract date and each subsequent process day, we will deduct from the accumulation value of your contract, in proportion to the values in your various subaccounts and the General Account, a monthly deduction to cover certain charges and expenses incurred in connection with the contract.

The monthly deduction consists of:

     - the cost of insurance,

     - an administration charge of $7 for the cost of establishing and maintaining contract records and processing applications and notices,

     - a risk charge for the risk associated with the death benefit guarantee, and

     - the cost of additional insurance benefits provided by rider.

FORM 5560.5

Your cost of insurance is determined on a monthly basis, and is determined separately for your initial stated amount and each subsequent increase in the stated amount. The monthly cost of insurance rate is based on your sex, attained age, and rate class. The cost of insurance is calculated by multiplying (i) by the result of (ii) minus (iii), where:

(i) is the cost of insurance rate as described in the contract. Such actual cost will be based on our expectations as to future mortality experience. It will not, however, be greater than the guaranteed cost of insurance rates set forth in the contract. Such rates for smokers and non-smokers are based on the 1980 Commissioner's Standard Ordinary, Male or Female, Smoker or Nonsmoker, age near birthday mortality table. The cost of insurance charge is guaranteed not to exceed such table rates for the insured's risk class;

(ii) is the death benefit at the beginning of the contract month divided by 1.0032737; and

(iii) is accumulation value at the beginning of the contract month.

In connection with certain employer-related plans, cost of insurance rates may not be based on sex.

The monthly charge for the death benefit guarantee is $0.00, $0.01, or $0.03 per $1,000 of your stated amount, depending upon which death benefit guarantee period you choose.

RISK CHARGE

Your accumulation value in VAR, but not your accumulation value in the general account, will also be subject to a risk charge intended to compensate us for assuming certain mortality and expense risks in connection with the contract. Such charge will be assessed in proportion to the values in your various subaccounts and at a daily rate of 0.0020471% against each of the variable subaccounts. This corresponds to an annual rate of 0.75%. The risks we assume include the risks of greater than anticipated mortality and expenses.

SURRENDER CHARGE

After the free look period and during the early years of your contract and following any increase in stated amount, a surrender charge is assessed in connection with all complete surrenders, all lapses, all decreases in stated amount and certain partial surrenders. Such surrender charge consists of two components:

     - a contingent deferred sales charge, which applies to your initial contract for 20 years from the contract date and to any increase for 20 years from the effective date of such increase, and

     - a contingent deferred insurance underwriting charge, which applies for 8 years from such dates.

If you surrender your contract in full or it lapses when a surrender charge applies, we will deduct the total charge from your accumulation value. If you decrease the stated amount of your contract while a surrender charge applies, your accumulation value will be charged with the portion of the total surrender charge attributable to the stated amount cancelled by the decrease.

Partial surrenders in any contract year totaling 10% or less of the cash surrender value of your contract as of the end of the previous contract year are not subject to any surrender charge. Partial surrenders in any contract year in excess of 10% of the cash surrender value of your contract as of the end of the previous contract year will be subject to that percentage of the total surrender charges that is equal to the percentage of cash surrender value withdrawn minus 10%.

For example, assume a contract which now has, and at the end of the previous contract year had, an accumulation value of $11,100 and a surrender charge of $1,100. The cash surrender value of the contract is therefore $10,000. If you decide to withdraw 25% of such cash surrender value ($2,500), we will impose a charge

FORM 5560.5
equal to 15% (25% minus 10%) of the total surrender charge (.15 x $1,100 = $165) and reduce your accumulation value by that amount, as well as by the $2,500 you withdrew.

Contingent Deferred Sales Charge. The contingent deferred sales charge for your initial contract is 50% of premiums paid in the first 10 years up to the maximum shown on the contract specification page. The contingent deferred sales charge takes effect only if your contract lapses or you surrender your contract, in whole or in part, or decrease your stated amount, during the first 20 contract years following the issue date or the date of any increase.

The contingent deferred sales charge for an increase is 50% of premiums allocated to that increase in the first 10 years.

We grade-off the contingent deferred sales charge over the 20 year period to which it applies. The table below shows the percentage of the total charge that we intend to impose on surrenders, lapses, decreases and certain partial surrenders in each year such charge applies.

            PERCENTAGE OF TOTAL
YEAR               CHARGE
----        -------------------
1 to 10             100%
  11                 90%
  12                 80%
  13                 70%
  14                 60%
  15                 50%
  16                 40%
  17                 30%
  18                 20%
  19                 10%
  20                  0%

Contingent Deferred Insurance Underwriting Charge. The contingent deferred insurance underwriting charge varies with age at issue or increase and is expressed as an amount per thousand dollars of your stated amount and therefore varies with the size of your contract as well. The charge only applies to the first $500,000 of your stated amount. The charges per thousand dollars of stated amount and the maximum charges by virtue of the $500,000 cap are set forth in the following table:

                AGE AT ISSUE                                                61 AND
                OR INCREASE                    0-40     41-50     51-60      OVER
                ------------                  ------    ------    ------    ------
Charge per $1.000 of Stated Amount            $ 3.00    $ 4.00    $ 5.00    $ 6.00
Maximum                                       $1,500    $2,000    $2,500    $3,000

We grade-off the contingent deferred insurance underwriting charge in accordance with the following table. The table shows the percentage of the total charge we intend to impose on surrenders, lapses, decreases and certain partial surrenders in each year such charge applies.

            PERCENTAGE OF TOTAL
YEAR               CHARGE
----        -------------------
1 to 4              100%
   5                 80%
   6                 60%
   7                 40%
   8                 20%
   9                  0%

FORM 5560.5

The contingent deferred insurance underwriting charge compensates us for certain insurance underwriting costs, including the selection and classification of risks and processing medical evidence of insurability.

SERVICE CHARGES

A charge (currently $3 and guaranteed not to exceed $15) will be imposed on each transfer of accumulation values among the subaccounts of the variable account and the general account. Currently, the Company is not assessing this charge on the first four transfers made in any contract year. For partial surrenders, a service fee will be charged equal to the lesser of $25 or 2% of the amount surrendered. A fee, not to exceed $100, is charged for any illustration of benefits and values that you may request after the issue date.

OTHER CHARGES

We may also charge the assets of each subaccount and the general account to provide for any taxes that may become payable by us in respect of such assets. Under current law, no such taxes are anticipated. In addition, the Funds pay certain expenses that affect the value of your contract. The principal expenses at the Fund level are an investment advisory fee and Fund operating expenses. The Funds pay their Advisers annual fees on the basis of each portfolio's average daily net assets during the month for which the fees are paid. The fees are described in the Fund prospectuses.

The total expenses of each of the Funds in 2001, as a percent of each Fund's net assets, were:


                                                                       TOTAL FUND
                                                                        EXPENSES         TOTAL        TOTAL FUND
                                                                         WITHOUT        WAIVERS        EXPENSES
                             MANAGEMENT    DISTRIBUTION     OTHER      WAIVERS OR         AND        WITH WAIVERS
                                FEES       (12B-1) FEES    EXPENSES    REDUCTIONS     REDUCTIONS*    OR REDUCTIONS
                             ----------    ------------    --------    -----------    -----------    -------------
OHIO NATIONAL FUND
  Money Market Portfolio        0.30%          0.00%         0.12%         0.42%          0.04%          0.38%
  Equity Portfolio              0.80%          0.00%         0.13%         0.93%          0.00%          0.93%
  Bond Portfolio                0.62%          0.00%         0.13%         0.75%          0.00%          0.75%
  Omni Portfolio                0.58%          0.00%         0.18%         0.76%          0.00%          0.76%
  S&P 500 Index Portfolio       0.37%          0.00%         0.15%         0.52%          0.00%          0.52%
  International Portfolio       0.88%          0.00%         0.37%         1.25%          0.05%          1.20%
  International Small
     Company Portfolio          0.98%          0.00%         0.81%         1.79%          0.00%          1.79%
  Capital Appreciation
     Portfolio                  0.80%          0.00%         0.13%         0.93%          0.00%          0.93%
  Discovery Portfolio***        0.79%          0.00%         0.17%         0.96%          0.00%          0.96%
  Social Awareness
     Portfolio                  0.59%          0.00%         0.72%         1.31%          0.00%          1.31%
  Aggressive Growth
     Portfolio                  0.78%          0.00%         0.26%         1.04%          0.00%          1.04%
  Growth & Income Portfolio     0.85%          0.00%         0.15%         1.00%          0.00%          1.00%
  Capital Growth Portfolio      0.89%          0.00%         0.17%         1.06%          0.00%          1.06%
  High Income Bond
     Portfolio                  0.75%          0.00%         0.40%         1.15%          0.00%          1.15%
  Equity Income Portfolio       0.75%          0.00%         0.28%         1.03%          0.00%          1.03%
  Blue Chip Portfolio           0.90%          0.00%         0.30%         1.20%          0.00%          1.20%
  Core Growth Portfolio         0.90%          0.00%         0.28%         1.18%          0.00%          1.18%
  Nasdaq 100 Index
     Portfolio                  0.75%          0.00%         0.30%         1.05%          0.30%          0.75%
  Bristol Portfolio             0.80%          0.00%         0.40%**       1.20%**        0.00%          1.20%**
  Bryton Growth Portfolio       0.85%          0.00%         0.45%**       1.30%**        0.00%          1.30%**


FORM 5560.5

                                                                       TOTAL FUND
                                                                        EXPENSES         TOTAL        TOTAL FUND
                                                                         WITHOUT        WAIVERS        EXPENSES
                             MANAGEMENT    DISTRIBUTION     OTHER      WAIVERS OR         AND        WITH WAIVERS
                                FEES       (12b-1) FEES    EXPENSES    REDUCTIONS     REDUCTIONS*    OR REDUCTIONS
                             ----------    ------------    --------    -----------    -----------    -------------
GOLDMAN SACHS
  Goldman Sachs Growth and
     Income Fund                0.75%          0.00%         0.42%         1.17%          0.17%          1.00%
  Goldman Sachs CORE U.S.
     Equity Fund                0.70%          0.00%         0.12%         0.82%          0.01%          0.81%
  Goldman Sachs Capital
     Growth Fund                0.75%          0.00%         0.94%         1.69%          0.69%          1.00%
J.P. MORGAN SERIES TRUST II
  J.P. Morgan Mid Cap Value
     Portfolio                  0.70%          0.00%         9.92%        10.62%          9.62%          1.00%
  J.P. Morgan Small Company
     Portfolio                  0.60%          0.00%         0.55%         1.15%          0.00%          1.15%
JANUS ASPEN SERIES
  Growth Portfolio              0.65%          0.25%         0.01%         0.91%          0.00%          0.91%
  International Growth
     Portfolio                  0.65%          0.25%         0.06%         0.96%          0.00%          0.96%
  Worldwide Growth
     Portfolio                  0.65%          0.25%         0.04%         0.94%          0.00%          0.94%
  Balanced Portfolio            0.65%          0.25%         0.01%         0.91%          0.00%          0.91%
LAZARD RETIREMENT SERIES,
  INC.
  Small Cap Portfolio           0.75%          0.25%         0.67%         1.67%          0.42%          1.25%
  Emerging Market Portfolio     1.00%          0.25%         2.96%         4.21%          2.61%          1.60%
MFS VARIABLE INSURANCE
  TRUST (SERVICE CLASS)
  MFS Investors Growth
     Stock Series               0.75%          0.25%         0.17%         1.17%          0.00%          1.17%
  MFS Mid Cap Growth Series     0.75%          0.25%         0.20%         1.20%          0.05%          1.15%
  MFS New Discovery Series      0.90%          0.25%         0.19%         1.34%          0.03%          1.31%
  MFS Total Return Series       0.75%          0.25%         0.14%         1.14%          0.00%          1.14%
PBHG INSURANCE SERIES FUND, INC.
  PBHG Technology &
     Telecommunications         0.85%          0.00%         0.20%         1.05%          0.00%          1.05%
PIMCO VARIABLE INSURANCE
  TRUST
  Real Return Portfolio         0.25%          0.15%         0.27%         0.67%          0.01%          0.66%
  Total Return Portfolio        0.25%          0.15%         0.26%         0.66%          0.01%          0.65%
  Global Bond Portfolio         0.25%          0.15%         0.78%         1.18%          0.28%          0.90%
THE PRUDENTIAL SERIES FUND, INC.
  Jennison Portfolio            0.60%          0.25%         0.19%         1.04%          0.00%          1.04%
  Jennison 20/20 Portfolio      0.75%          0.25%         0.33%         1.33%          0.00%          1.33%
STRONG VARIABLE INSURANCE
  FUNDS, INC.
  Strong Mid Cap Growth
     Fund II                    0.75%          0.00%         0.65%         1.40%          0.20%          1.20%
  Strong Opportunity Fund
     II                         0.75%          0.00%         0.65%         1.40%          0.30%          1.10%
UBS SERIES TRUST
  Tactical Allocation
     Portfolio                  0.50%          0.25%         0.17%         0.92%          0.00%          0.92%


FORM 5560.5

                                                                       TOTAL FUND
                                                                        EXPENSES         TOTAL        TOTAL FUND
                                                                         WITHOUT        WAIVERS        EXPENSES
                             MANAGEMENT    DISTRIBUTION     OTHER      WAIVERS OR         AND        WITH WAIVERS
                                FEES       (12b-1) FEES    EXPENSES    REDUCTIONS     REDUCTIONS*    OR REDUCTIONS
                             ----------    ------------    --------    -----------    -----------    -------------
VARIABLE INSURANCE PRODUCTS
  FUND SOURCE CLASS 2
  (FIDELITY)
  VIP Contrafund(R)
     Portfolio                  0.58%          0.25%         0.11%         0.94%          0.00%          0.94%
  VIP Mid Cap Portfolio         0.58%          0.25%         0.11%         0.94%          0.00%          0.94%
  VIP Growth Portfolio          0.58%          0.25%         0.10%         0.93%          0.00%          0.93%



  * The investment advisers of certain Funds are voluntarily waiving part or all of their management fees and/or reimbursing certain Funds in order to reduce total Fund expenses. The waivers and reductions are voluntary and may be terminated at any time. If such waivers and/or reductions are terminated, the cost of your contract will increase.


 ** The inception date of these portfolios is May 1, 2002. Therefore, the Other Expenses, Total Fund Expenses without waivers and Total Fund Expenses with waivers are estimated.

*** Prior to May 1, 2002 the Discovery Portfolio was called the Small Cap Portfolio.

                               GENERAL PROVISIONS

VOTING RIGHTS

We will vote the Fund shares held in the various subaccounts of VAR at Fund shareholder meetings in accordance with your instructions. If, however, the 1940 Act or any regulation thereunder should change and we determine that it is permissible to vote the Fund shares in our own right, we may elect to do so. The number of votes as to which you have the right to instruct will be determined by dividing your contract's accumulation value in a subaccount by the net asset value per share of the corresponding Fund portfolio. Fractional shares will be counted. The number of votes as to which you have the right to instruct will be determined as of the date coincident with the date established by the Fund for determining shareholders eligible to vote at the Fund meeting. Voting instructions will be solicited in writing prior to such meeting in accordance with procedures established by the Fund. We will vote Fund shares attributable to contracts as to which no instructions are received, and any Fund shares held by VAR which are not attributable to contracts, in proportion to the voting instructions which are received with respect to contracts participating in VAR. Each person having a voting interest will receive proxy material, reports and other material relating to the Funds.

We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that shares be voted so as to cause a change in subclassification or investment objective of the Fund or disapprove an investment advisory contract of the Fund. In addition, we may disregard voting instructions in favor of changes initiated by a contractowner in the investment policy or the investment adviser of the Fund if we reasonably disapprove of such changes. A change would be disapproved only if the proposed change is contrary to state law or prohibited by state regulatory authorities or we determined that the change would be inconsistent with the investment objectives of VAR or would result in the purchase of securities for VAR which vary from the general quality and nature of investments and investment techniques utilized by other separate accounts created by us or any of our affiliates which have similar investment objectives. In the event that we disregard voting instructions, a summary of that action and the reason for such action will be included in your next semi-annual report.

FORM 5560.5

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We reserve the right, subject to compliance with applicable law, to make additions to, deletions from or substitutions for the shares held by any subaccount or which any subaccount may purchase. If shares of the Funds should no longer be available for investment or if, in the judgment of management, further investment in shares of the Funds would be inappropriate in view of the purposes of the contract, we may substitute shares of any other investment company for shares already purchased, or to be purchased in the future. No substitution of securities will take place without notice to and the consent of contractowners and without prior approval of the Commission, all to the extent required by the 1940 Act. In addition, the investment policy of VAR will not be changed without the approval of the Ohio Superintendent of Insurance and such approval will be on file with the state insurance regulator of the state where your contract was delivered.

ANNUAL REPORT

Each year we will send you a report which shows the current accumulation value, the cash surrender value, the stated amount, any contract indebtedness, any partial withdrawals since the date of the last report, investment experience credited since the last report, premiums paid and all charges imposed since the last annual report. We will also send you all reports required by the 1940 Act.

We will also make available an illustration report. This report will be based on planned premiums, guaranteed cost of insurance and guaranteed interest, if any. It will show the estimated accumulation value of your contract one year from the date of the report. Although there is generally no charge, we may charge a fee of not more than $100 for this report and if you ask for more than one annual report.

LIMITATION ON RIGHT TO CONTEST

We will not contest the insurance coverage provided under the contract, except for any subsequent increase in stated amount, after the contract has been in force during your lifetime for a period of two years from the contract date. This provision does not apply to any rider which grants disability or accidental death benefits. Any increase in the stated amount will not be contested after such increase has been in force during your lifetime for two years following the effective date of the increase. Any increase will be contestable within the two year period only with regard to statements concerning the increase.

MISSTATEMENTS

If the age or sex of the insured has been misstated in an application, including a reinstatement application, the amount payable under the contract by reason of the death of the insured will be 1.0032737 multiplied by the sum of (i) and (ii) where:

     (i)  is the accumulation value on the date of death; and

     (ii) is the death benefit, less the accumulation value on the date of death, multiplied by the ratio of (a) the cost of insurance actually deducted at the beginning of the contract month in which the death occurs to (b) the cost of insurance that should have been deducted at the insured's true age or sex.

SUICIDE

The contract does not cover the risk of suicide or self-destruction within two years from the contract date or two years from the date of any increase in stated amount with respect to that increase, whether the insured is sane or insane. In the event of suicide within two years of the contract date, we will refund premiums paid, without interest, less any contract indebtedness and less any partial surrender. In the event of suicide within two years of an increase in stated amount, we will refund any premiums allocated to the increase, without interest, less a deduction for a share of any contract indebtedness outstanding and any partial surrenders made since the increase.

FORM 5560.5

The share of indebtedness and partial surrenders so deducted will be determined by dividing the total face amount at the time of death by the face amount of the increase.

BENEFICIARIES

The primary and contingent beneficiaries are designated by the contractowner on the application. If changed, the primary beneficiary or contingent beneficiary is as shown in the latest change filed with us. If more than one beneficiary survives the insured, the proceeds of the contract will be paid in equal shares to the survivors in the appropriate beneficiary class unless requested otherwise by the contractowner.

POSTPONEMENT OF PAYMENTS

Payment of any amount upon a complete or partial surrender, a contract loan, or benefits payable at death or maturity may be postponed whenever:

     - the New York Stock Exchange is closed other than customary week-end and holiday closings, or trading on the Exchange is restricted as determined by the Commission;

     - the Commission by order permits postponement for the protection of contractowners; or

     - an emergency exists, as determined by the Commission, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of VAR's net assets.

We may also withhold payment of any increased accumulation value or loan value resulting from a recent premium payment until your premium check has cleared. This could take up to 15 days after we receive your check.

ASSIGNMENT

The contract may be assigned as collateral security. We must be notified in writing if the contract has been assigned. Each assignment will be subject to any payments made or action taken by us prior to our notification of such assignment. We are not responsible for the validity of an assignment. The contractowner's rights and the rights of the beneficiary may be affected by an assignment.

NON-PARTICIPATING CONTRACT

The contract does not share in our surplus distributions. No dividends are payable with respect to the contract.

                              THE GENERAL ACCOUNT

By virtue of exclusionary provisions, interests in the general account have not been registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are subject to the provisions of these Acts.

GENERAL DESCRIPTION

The general account consists of all assets owned by us other than those in the variable account and any other separate accounts we may establish. Subject to applicable law, we have sole discretion over the investment of the assets of the general account. You may elect to allocate net premiums to the general account or to transfer accumulation value to the general account from the subaccounts of the variable account. The allocation or transfer of funds to the general account does not entitle a contractowner to share in the investment experience of the general account. Instead, we guarantee that your accumulation value in the general account will accrue interest daily at an effective annual rate of at least 4%, without regard to the actual investment experience of the general account. Consequently, if you pay the planned premiums, allocate all net premiums only to the general account and make no transfers, partial surrenders, or contract loans, the minimum amount and duration of your death benefit will be determinable and guaranteed. Transfers from the general account to VAR are partially restricted and allocation of substantial sums to the general account reduces the flexibility of the contract.

FORM 5560.5

ACCUMULATION VALUE

The accumulation value in the general account on the later of the issue date or the day we receive your initial premium is equal to the portion of the net premium allocated to the general account, minus a pro rata portion of the first monthly deduction.

Thereafter, until the maturity date, we guarantee that the accumulation value in the general account will not be less than the amount of the net premiums allocated or accumulation value transferred to the general account, plus interest at the rate of 4% per year, plus any excess interest which we credit, less the sum of all charges and interest thereon allocable to the general account and any amounts deducted from the general account in connection with partial surrenders and loans and interest thereon or transfers to VAR or the loan collateral account.

We guarantee that interest credited to your accumulation value in the general account will not be less than an effective annual rate of 4% per year. We may, at our sole discretion, credit a higher rate of interest, although we are not obligated to do so. The contractowner assumes the risk that interest credited may not exceed the guaranteed minimum rate of 4% per year. The accumulation value in the general account will be calculated on each valuation date.

OPTIONAL INSURANCE BENEFITS

Subject to certain requirements, one or more optional insurance benefits may be added to your contract, including riders providing additional term insurance, spouse/additional insured term insurance, family plan/children insurance, a guaranteed purchase option, accidental death, waiver of premium, preferred loan, continuation of coverage, and accelerated death benefit. More detailed information concerning such riders may be obtained from your agent. The cost of any optional insurance benefits will be deducted as part of the monthly deduction.

The accelerated death benefit, also called the Lifetime Advantage Rider, permits you to withdraw up to half the value of your contract in the event you are diagnosed with a terminal disease and not expected to live more than 12 months. There is no charge for this rider and you can select the rider at anytime by contacting us.

SETTLEMENT OPTIONS

In addition to a lump sum payment of benefits under the contract, any proceeds may be paid in any of the five methods described in your contract. For more details, contact your agent. A settlement option may be designated by notifying us in writing at our home office. Any amount left with us for payment under a settlement option will be transferred to the general account. During the life of the insured, the contractowner may select a settlement option. If a settlement option has not been chosen at the insured's death, the beneficiary may choose one. If a beneficiary is changed, the settlement option selection will no longer be in effect unless the contractowner requests that it continue. A settlement option may be elected only if the amount of the proceeds is $5,000 or more. We can change the interval of payments if necessary to increase the payments to at least $25 each.

                          DISTRIBUTION OF THE CONTRACT

The contract is sold by individuals who, in addition to being licensed as life insurance agents, are also registered representatives (a) of The O.N. Equity Sales Company ("ONESCO"), a wholly-owned subsidiary of Ohio National Life, or
(b) of other broker-dealers that have entered into distribution agreements with the principal underwriter of the contracts. ONESCO and the other broker-dealers are responsible for supervising and controlling the conduct of their registered representatives in connection with the offer and sale of the contract. ONESCO and the other broker-dealers are registered with the Commission under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc.

FORM 5560.5

Ohio National Equities, Inc. ("ONEQ"), an Ohio corporation and, another wholly-owned subsidiary of Ohio National Life, is the principal underwriter of the contracts. Under a distribution and service agreement with ONEQ first executed on May 1, 1997, we reimburse it for any expenses incurred by it in connection with the distribution of the contracts. This agreement may be terminated at any time by either party on 60 days' written notice. During 2001, VAR received $42,375,204 in premium payments for variable life insurance contracts. From this amount, we paid ONEQ $149,193 in sales loads.

The officers and directors of ONEQ are:

David B. O'Maley..........................  Director and Chairman
John J. Palmer............................  Director and President
Thomas A. Barefield.......................  Senior Vice President
Trudy K. Backus...........................  Director and Vice President
James I. Miller II........................  Director and Vice President
Ronald L. Benedict........................  Director and Secretary
Barbara A. Turner.........................  Operations Vice President, Treasurer and
                                            Compliance Officer

                           MANAGEMENT OF THE COMPANY

                     NAME                                   RELATIONSHIP WITH COMPANY*
                     ----                                   --------------------------
Trudy K. Backus                                   Vice President, Individual Insurance Services
Thomas A. Barefield                               Senior Vice President, Institutional Sales
Howard C. Becker                                  Senior Vice President, Individual Insurance &
                                                  Corporate Services
Ronald L. Benedict                                Corporate Vice President, Counsel & Secretary
Robert A. Bowen                                   Senior Vice President, Information Systems
Roylene M. Broadwell                              Vice President & Treasurer
Michael A. Boedeker                               Senior Vice President, Investments
Christopher A. Carlson                            Senior Vice President, Investments
David W. Cook                                     Senior Vice President & Actuary
Ronald J. Dolan                                   Director and Executive Vice President & Chief
                                                  Financial Officer
Michael F. Haverkamp                              Director and Senior Vice President & General
                                                  Counsel
John Houser III                                   Vice President, Claims
Thomas O. Olson                                   Vice President, Underwriting
David B. O'Maley                                  Director and Chairman, President & Chief
                                                  Executive Officer
John J. Palmer                                    Director & Executive Vice President, Strategic
                                                  Initiatives
George B. Pearson                                 Vice President, PGA Marketing
D. Gates Smith                                    Executive Vice President, Agency and Group
                                                  Distribution
Michael D. Stohler                                Vice President, Mortgages & Real Estate
Dennis C. Twarogowski                             Vice President, Career Marketing

FORM 5560.5

---------------
* The principal occupation of each of the above is an officer of Ohio National Life, with the same title as with us.

The principal business address of each is:

One Financial Way
Cincinnati, Ohio 45242

Our officers, directors and employees who have access to the assets of the variable account are covered by fidelity bonds issued by United States Fidelity & Guaranty Company in the aggregate amount of $3,000,000.

                                   CUSTODIAN

Pursuant to a written agreement, U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio, serves as custodian of the assets of VAR. The fee of the custodian for services rendered to VAR is paid by us. The custodian also provides valuation and certain recordkeeping services to VAR, which include, without limitation, maintaining a record of all purchases, redemptions and distributions relating to Fund shares, the amounts thereof and the number of shares from time to time standing to the credit of VAR.

                        STATE REGULATION OF THE COMPANY

We are organized under the laws of the State of Ohio and are subject to regulation by the Superintendent of Insurance of Ohio. An annual statement is filed with the Superintendent on or before March 1 of each year covering the operations and reporting on our financial condition as of December 31 of the preceding year. Periodically, the Superintendent examines our assets and liabilities and those of VAR and verifies their adequacy. A full examination of our operations is conducted by the National Association of Insurance Commissioners at least every five years.

In addition, we are subject to the insurance laws and regulations of other states in which we are licensed to operate. Generally, the insurance department of any other state applies the laws of the state of domicile in determining permissible investments.

                              FEDERAL TAX MATTERS

The following description is a brief summary of some of the Code provisions which, in our opinion, are currently in effect. This summary does not purport to be complete or to cover all situations, including the possible tax consequences of changes in ownership. Counsel and other competent tax advisers should be consulted for more complete information. Tax laws can change, even with respect to contracts that have already been issued. Tax law revisions, with unfavorable consequences to contracts offered by this prospectus, could have retroactive effect on previously issued contracts or on subsequent voluntary transactions in previously issued contracts.

CONTRACT PROCEEDS

The contract contains provisions not found in traditional life insurance contracts providing only for fixed benefits. However, under the Code, as amended by the Tax Reform Act of 1984, the contract should qualify as a life insurance contract for federal income tax purposes as long as certain conditions are met. Consequently, the proceeds of the contract payable to the beneficiary on the death of the insured will generally be excluded from the beneficiary's income for purposes of federal income tax.

Current tax rules and penalties on distributions from life insurance contracts apply to any life insurance contract issued or materially changed on or after June 21, 1988 that is funded more heavily (faster) than a traditional whole life plan designed to be paid-up after the payment of level annual premiums over a seven-year period.

FORM 5560.5

Thus, for such a contract (called a "modified endowment contract" in the Code), any distribution, including surrenders, partial surrenders, maturity proceeds, and loans secured by the contract, during the insured's lifetime (but not payments received as an annuity or as a death benefit) would be included in the contractowner's gross income to the extent that the contract's cash surrender value exceeds the owner's investment in the contract. In addition, a ten percent penalty tax applies to any such distribution from such a contract, to the extent includible in gross income, except if made:

     - after the taxpayer's attaining age 59 1/2,

     - as a result of his or her disability or

     - in one of several prescribed forms of annuity payments.

Loans received under the contract will be construed as indebtedness of the contractowner in the same manner as loans under a fixed benefit life insurance policy and no part of any loan under the contract is expected to constitute income to the contractowner. Interest payable with respect to such loans is not tax deductible. If the contract is surrendered or lapsed, any policy loan then in effect is treated as taxable income to the extent that the contract's accumulation value (including the loan amount) then exceeds your "basis" in the contract. (Your "basis" equals the total amount of premiums that were paid into the contract less any withdrawals from the contract.)

Federal estate and local estate, inheritance and other tax consequences of contract ownership or receipt of contract proceeds depend upon the circumstances of each contractowner and beneficiary.

CORRECTION OF MODIFIED ENDOWMENT CONTRACT

If you have made premium payments in excess of the amount that would be permitted without your contract being treated as a Modified Endowment Contract
(MEC) under the Code, you may, upon timely written request, prevent that tax treatment by receiving a refund, without deduction of any charges, of the excess premium paid, plus interest thereon at the rate of 6% per year. Under the Code, such a corrective action must be completed by no later than 60 days after the end of the year following the date the contract became a MEC.

AVOIDING MODIFIED ENDOWMENT CONTRACTS

If you have previously authorized Ohio National to do so, we will hold your premium payment for up to ten business days, if applying the premium payment before the due date would cause the contract to be treated as a MEC for federal income tax purposes.

If you have not given Ohio National prior authorization to hold your premium payment and we determine your premium payment will cause your contract to become a MEC, Ohio National will attempt to contact you within two business days to determine your intent regarding the premium payment. If you do not want the contract to be treated as a MEC for tax purposes, Ohio National will refund the premium payment to you within five business days of confirming your intentions. After we return the premium payment to you, you may then resubmit the premium payment once the actual due date is reached to avoid creating a MEC.

Or, at the time we contact you, you may direct us to hold your premium payment for up to ten business days before applying the premium payment if this will not create a MEC.

If we are unable to confirm your intentions within two business days of receipt of the premium payment, we will apply the premium payment as of the third Valuation Date, and your contract will be treated as a MEC for federal income tax purposes.

FORM 5560.5

RIGHT TO CHARGE FOR COMPANY TAXES

We are presently taxed as a life insurance company under the provisions of the Code. The Tax Reform Act of 1984 specifically provides for adjustments in reserves for flexible premium policies, and we will reflect flexible premium life insurance operations in our tax return in accordance with such Act.

Currently, no charge is assessed against VAR for our federal taxes, or provision made for such taxes, that may be attributable to VAR. However, we may in the future charge each subaccount of VAR for its portion of any tax charged to us in respect of that subaccount or its assets. Under present law, we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If they increase, however, we may decide to assess charges for such taxes, or make provision for such taxes, against VAR. Any such charges against VAR or its subaccounts could have an adverse effect on the investment performance of the subaccounts.

                             EMPLOYEE BENEFIT PLANS

Employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of a contract in connection with an employment-related insurance or benefit plan. The United States Supreme Court held, in a 1983 decision, that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of sex.

                               LEGAL PROCEEDINGS

There are no legal proceedings to which VAR is a party or to which the assets of any of the subaccounts thereof are subject. We are not involved in any litigation that is of material importance in relation to its total assets or that relates to VAR.

                                 LEGAL MATTERS

Jones & Blouch, L.L.P., Washington, D.C., has served as special counsel with regard to legal matters relating to federal securities laws applicable to the issuance of the flexible premium variable life insurance contract described in this prospectus. All matters of Ohio law pertaining to the contract including the validity of the contract and our right to issue the contract under the Insurance Law of the State of Ohio have been passed upon by Ronald L. Benedict, Corporate Vice President, Counsel and Secretary of Ohio National Life.

                                    EXPERTS

The financial statements of Ohio National Variable Account R and Ohio National Life Assurance Corporation for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

Actuarial matters included in this prospectus have been examined by David W. Cook, FSA, MAAA, as stated in the opinion filed as an exhibit to the registration statement.

                             REGISTRATION STATEMENT

A registration statement has been filed with the Commission under the Securities Act of 1933, as amended, with respect to the Vari-Vest V contract. This prospectus does not contain all the information set forth in the registration statement. Reference is made to such registration statement for further information concerning us, VAR, and the contract. Statements contained in this prospectus as to the contents of the contract and other legal

FORM 5560.5
instruments are summaries. For a complete statement of the terms thereof, reference is made to such instruments as filed.

                              FINANCIAL STATEMENTS

Our financial statements which are included in this prospectus should be considered only as bearing on our ability to meet our obligations under your contract. They should not be considered as bearing on the investment performance of the assets held in VAR.

                                PRIOR CONTRACTS

VARI-VEST I

From 1986 to April 30, 1993, we issued Vari-Vest I flexible premium variable life insurance contracts. Vari-Vest I is no longer being issued, so there is no current prospectus for the product. Therefore, Vari-Vest I owners receive this Vari-Vest V prospectus. The Vari-Vest I contracts that continue in existence are substantially the same as the contracts described in this prospectus, with the following exceptions.

You may invest in up to 10 of the following portfolios of Ohio National Fund:

Equity                                         Discovery
Money Market                                   Aggressive Growth
Bond                                           Core Growth
Omni                                           Growth & Income
International                                  S&P 500 Index
International Small Company                    Social Awareness
Capital Appreciation

Maturity of Vari-Vest I occurs at age 95.

References to Accumulation Value in this prospectus are equivalent to Vari-Vest I references to Cash Value.

The surrender charge for Vari-Vest I contracts is composed solely of the deferred insurance underwriting charge because there is no contingent deferred sales charge for Vari-Vest I. The charge is made if you: surrender the contract in full or decrease your stated amount during the first seven years it is in force or within seven years following an increase in the stated amount, or if you make partial surrenders of the contract in any contract year aggregating more than 10% of your cash surrender value as of the end of the previous contract year. The contract reserves the right to charge 100% of the surrender charge in each of seven successive years. Currently, we grade off the surrender charge in accordance with the table shown in this prospectus with the following changes: percentage of total charge in year 5 is 75%, in year 6 is 50% and in year 7 is 25%.

The loan collateral account guaranteed interest rate is 5%. The general account is also guaranteed to earn interest at an effective annual rate of 5%.

The death benefit guarantee is in effect until age 70 or ten years from the contract date, if later.

At any time during the first 24 months after we issue any increase in stated amount, you may convert your increase into a fixed benefit flexible premium life insurance policy by transferring your cash value to the general account. Your converted contract will have the same death benefit and the same amount at risk as did the increase.

The premium expense charge does not contain the federal tax charge described in this prospectus, but it does contain a sales load on premium payments for insureds through age 70 of 7.5%; for increases in stated amount, premiums paid within one year of the date of the increase will be subject to a 30% sales load for insureds under age 60 or a 20% sales load for insureds aged 60 through 70.

FORM 5560.5

You will not be charged more than $25 for a special illustration of contract benefits.

The monthly minimum premium will increase substantially after the death benefit guarantee period (age 70 or ten years from the contract date, if later).

Your contract is subject to a new surrender charge as a result of an increase in stated amount for only seven years.

You can decrease your stated amount without waiting two years from the date of increase.

The following sections of this prospectus do not apply to your contract: "Term Insurance Conversion Credit"; and the second two paragraphs of "Transfers".

The guideline annual premium for your contract is based on maturity at age 95 and, in addition to the other factors described in this prospectus, a guaranteed assumption of investment performance of 5%.

The monthly deduction for your contract includes a $5 administrative charge and a set risk charge of $.01 per $1000 of stated amount for the risk associated with the death benefit guarantee.

The cost of insurance is based on assumed interest at 5% per year and the death benefit at the beginning of the contract month divided by 1.0040741.

In the event of a misstatement of the age or sex of the insured in an application, the factor applied will be 1.0040741.

The following riders described in this prospectus are not available to you: preferred loan, continuation of coverage, accelerated death benefit.

VARI-VEST II

From 1986 to April 2001, we issued Vari-Vest II flexible premium variable life insurance contracts. Vari-Vest II is no longer being issued, so there is no current prospectus for the product. Therefore, Vari-Vest II owners receive this Vari-Vest V prospectus. The Vari-Vest II contracts that continue in existence are similar to the contracts described in this prospectus, with the following exceptions.

You may invest in up to 10 of the following funds:

OHIO NATIONAL FUND
Equity                          Money Market                    Bond
Omni                            International                   International Small
                                                                Company
Capital Appreciation            Discovery                       Aggressive Growth
Core Growth                     Growth & Income                 Capital Growth
S&P 500 Index                   Social Awareness                High Income Bond
Equity Income                   Blue Chip

GOLDMAN SACHS VARIABLE INSURANCE TRUST
Goldman Sachs Growth and Income Fund
Goldman Sachs CORE U.S. Equity Fund
Goldman Sachs Capital Growth Fund

JANUS ASPEN SERIES
Growth Portfolio
Worldwide Growth Portfolio
Balanced Portfolio

LAZARD RETIREMENT SERIES, INC
Small Cap Portfolio
Emerging Markets Portfolio

FORM 5560.5


STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Mid Cap Growth Fund II
Strong Opportunity Fund II

Maturity of Vari-Vest II occurs at age 95.

Accumulation value in the loan collateral account earns interest at an annual rate guaranteed to be at least 5%.

For the Vari-Vest II contract you must pay the minimum premium for at least two years to keep the contract in force. If you fail to pay the minimum premiums in the first two contract years, your contract will lapse after the 61-day grace period. The monthly minimum premium indicated on the contract specification page will remain level until you reach age 70 or ten years from the contract date, if later. At such time, the monthly minimum premium will be substantially increased.

The guideline annual premium is a level amount that should provide the benefits under the contract through age 95. The guideline annual premium is based on guaranteed assumptions with respect to expenses and the cost of insurance charges and investment performance of 5%.

The premium expense charge for Vari-Vest II includes a 4% deduction from premium payments for the life of the contract in addition to deductions for state premium tax and any other state and local taxes applicable to the Vari-Vest II contract.

Against the accumulation value of the Vari-Vest II contracts we deduct an monthly administrative expense charge of $5.00 and the death benefit guarantee charge is deducted at a monthly rate of $.01 per thousand of stated amount.

The contingent deferred sales charge is 46% of the premiums paid during the first two contract years up to two guideline annual premiums. For issue ages above age 55, this charge reduces and reaches 13% by age 74, according to the following chart:

     AGE AT ISSUE OR INCREASE        0-55     55-60    61-65    66-68    69-73    74 AND OVER
     ------------------------        -----    -----    -----    -----    -----    -----------
Charge.............................   46%      38%      30%      26%      20%         13%

While not obligated to do so, we intend to reduce the contingent deferred sales charge over the 10 year period to which it applies, pursuant to the following chart:

                 YEAR                     1-6       7        8        9       10       11
                 ----                    -----    -----    -----    -----    -----    -----
Percent of Total Charge................   100%     80%      60%      40%      20%       0%

The contingent deferred insurance underwriting charge varies with age at issue or increases from $3.00 to $6.00 per thousand dollars of your first $500,000 of stated amount. These surrender charges apply during the first ten contract years following the contract date and the date of any increase in stated amount.

While not obligated to do so, we intend to reduce the contingent deferred insured underwriting charge according to the following chart:

                     YEAR                       1 TO 4      5         6         7         8
                     ----                       ------    ------    ------    ------    ------
Percent of Total Charge.......................   100%       75%       50%       25%        0%

There is a $25 service charge for any special illustration of contract benefits.

The partial surrender charge is charged during the first ten contract years and for ten years after the effective date of any increase in stated amount.

A Vari-Vest IV contract has a Refund Right. Generally, we assess a contingent deferred sales charge if you surrender your contract within the first ten contract years following the contract date or the date of any increase. This is in addition to the 4% of premiums deducted for sales load as a component of the premium expense

FORM 5560.5
charge. The contingent deferred sales charge is a percentage of your premium payments made during the first two contract years up to a maximum of two guideline annual premiums. Such percentage varies with age at issue or increase. If the surrender takes place during the first two years following the issue date or the date of any increase, however, you will be entitled to a refund of a portion of the total sales charge that otherwise would be assessed: the 4% front-end load plus the contingent deferred sales charge imposed as part of the surrender charge.

The amount of your refund will be the difference between the combined 4% front-end charge and the contingent deferred sales charge described above and the maximum sales charge deductions for the first two contract years described below. The maximum sales charge during the first contract year is the lesser of 30% of premiums paid or 30% of one guideline annual premium plus 9% of any premium payment in excess of such guideline annual premium. During the second contract year, the maximum sales charge is 10% of premium payments up to the guideline annual premium and 9% of any excess. Consequently, if you surrender your contract in full during the second contract year, the contingent deferred sales charge will be limited to 30% of premiums paid in the first contract year up to a guideline annual premium, 10% of premiums paid during the second contract year up to a guideline annual premium and 9% of any premiums paid in excess of a guideline annual premium in either or both years.

Legal requirements in connection with the refund right give rise to a timing disparity for backdated contracts. The contract date is prior to the issue date for a backdated contract. As a result, the refund right will extend beyond the end of the second contract year for such contracts. To avoid any difference in treatment between backdated and non-backdated contracts, we have structured the contingent deferred sales charge to apply only to certain premium payments made during the first two contract years. As a result, the refund right applies to the same premium payments for both backdated and non-backdated contracts, even though the right lasts longer in terms of contract months and years for the latter type of contract.

Illustration of Refund. Assume that you are 45 years old, have paid $1,500 in premiums in each of the first two contract years; your guideline annual premium is $1,000; and still in the second contract year you decide to surrender your contract.

In the absence of a refund right, we would assess a contingent deferred sales charge of $920 (46% of $2,000, which is actual premiums paid up to two guideline annual premiums in the first two contract years, there being no contingent deferred sales charge on the $1,000 of premium payments in excess of two guideline annual premiums). The $920 contingent deferred sales charge is in addition to the $120 (4% of $3,000) charged as front-end sales load. Thus, in the absence of a refund right, a total of $1,040 would be charged.

Based on the formula described above, however, the maximum allowable sales charge in the second contract year is $490, which is the sum of $300 (30% of $1,000, which is actual payments in the first contract year up to a guideline annual premium) plus $100 (10% of $1,000, which is actual payments in the second contract year up to a guideline annual premium) plus $90 (9% of $1,000, which is actual payments in excess of a guideline annual premium in both contract years). Consequently, upon surrender, you would receive your cash surrender value plus $550 ($1,040 less $490, which is the difference between the combined 4% front-end sales load ($120) plus the contingent deferred sales charge generally applicable ($920) (totaling $1,040) and the maximum allowable sales charge in the second contract year ($490)).

In addition, if your contract lapses within two years of the issue date or the date of any increase, you will be entitled to a refund of a portion of the combined 4% front-end sales load and the contingent deferred sales charge allocated to your initial contract or increase during the first two contract years. The amount of such refund will be calculated in the same manner as described above with respect to surrenders, except that any amounts applied to keep your contract in force during the grace period will be offset against such refund.

FORM 5560.5

VARI-VEST III

From 1986 to April 30, 1993, we issued Vari-Vest III single premium variable life insurance contracts. Vari-Vest III is no longer being issued, so there is no current prospectus for the product. Therefore, Vari-Vest III owners receive this Vari-Vest V prospectus. The Vari-Vest III contracts that continue in existence are similar to the contracts described in this prospectus, with the following exceptions.

You may invest in up to 10 of the following portfolios of Ohio National Fund:

Equity                                         Discovery
Money Market                                   Aggressive Growth
Bond                                           Core Growth
Omni                                           Growth & Income
International                                  S&P 500 Index
International Small Company                    Social Awareness
Capital Appreciation

Maturity of Vari-Vest III occurs at age 95.

References to Accumulation Value in this prospectus are equivalent to Vari-Vest III references to Cash Value.

Loan value will never be less than 90% of your cash surrender value. Loan interest is payable in advance at a variable rate of no less than 6%. The rate in each contract year will be the rate we set on the previous June 30. To the extent your cash surrender value exceeds your gross premium payments under the contract and to the extent you have borrowed such excess, we intend to credit interest to the loan collateral account at a rate that is .50% less than the effective compound annual loan interest rate charged on the loan. To the extent your loans exceed any such excess, we intend to credit interest to the loan collateral account at a rate that is 2% less than the effective compound annual loan interest rate charged on the loan.

Your contract does not allow for partial surrenders.

The required initial premium for an increase in stated amount is the greater of $1000 or 75% of the guideline single premium for the stated amount of the increase. All premium payments after the required initial premium for your initial stated amount are termed subsequent premiums. If there is contract indebtedness outstanding, subsequent premiums will be treated as loan repayments until the indebtedness is eliminated. Otherwise, you may designate subsequent premiums as additional premiums with respect to your existing stated amount or as initial premiums for increases in your stated amount. Additional premiums enhance the investment element of your contract and are not subject to the contingent deferred sales charge; initial premiums for increases in stated amount enhance the insurance element of your contract and are subject to the contingent deferred sales charge.

You may not designate subsequent premiums as additional premiums if those premiums would cause your contract to violate the Code's definition of life insurance.

The surrender charge for Vari-Vest III contracts is charged in the event of full surrender, lapse or decrease in stated amount during the first ten contract years following the contract date and the date of any increase in stated amount. The charge consists of a contingent deferred sales charge which, during the contract year following an increase in stated amount, is 8% of the required initial premium for the increase. Thereafter, the charge grades down to zero over the applicable ten year period as follows: Year One: 8%; Year Two: 7.2%; Year Three: 6.4%; Year Four: 5.6%; Year Five: 4.8%; Year Six: 4.0%; Year Seven:
3.2%; Year Eight: 2.4%; Year Nine: 1.6%; Year Ten: 0.8%. The contingent deferred sales charge does not apply to premiums required to prevent lapse during the contract's grace period, nor to reinstatement premiums.

The charge also includes a contingent deferred insurance charge if you: surrender the contract in full, lapse or decrease your stated amount during the first seven years it is in force or within seven years following an increase in the stated amount. The contract reserves the right to charge 100% of the surrender charge in each of seven

FORM 5560.5
successive years. Currently, we grade off the surrender charge in accordance with the table shown in this prospectus with the following changes: percentage of total charge in year 5 is 75%, in year 6 is 50% and in year 7 is 25%.

The loan collateral account guaranteed interest rate is 5%. The general account is also guaranteed to earn interest at an effective annual rate of 5%.

There is no death benefit guarantee.

At any time during the first 24 months after we issue any increase in stated amount, you may convert your increase into a fixed benefit flexible premium life insurance policy by transferring your cash value to the general account. Your converted contract will have the same death benefit and the same amount at risk as did the increase.

The premium expense charge contains only the state premium tax.

You will not be charged more than $25 for a special illustration of contract benefits.

The monthly minimum premium will increase substantially after the death benefit guarantee period (age 70 or ten years from the contract date, if later).

Your contract is subject to a new surrender charge as a result of an increase in stated amount for only seven years.

To increase your stated amount, you must pay at least the required initial premium for the increase. We will inform you of the amount of the required initial premium for the increase requested and we must receive it by the effective date of the increase.

You can decrease your stated amount after one year from the date of increase, and there is no minimum stated amount.

The following sections of this prospectus do not apply to your contract: "Term Insurance Conversion Credit"; and the second two paragraphs of "Transfers".

The guideline annual premium for your contract is based on maturity at age 95 and, in addition to the other factors described in this prospectus, a guaranteed assumption of investment performance of 5%.

The monthly deduction for your contract includes only a $5 administrative charge and the cost of additional insurance benefits provided by rider.

The cost of insurance is based on assumed interest at 5% per year and the death benefit at the beginning of the contract month divided by 1.0040741.

In the event of a misstatement of the age or sex of the insured in an application, the factor applied will be 1.0040741.

The following riders described in this prospectus are not available to you: additional term, family plan, guaranteed purchase option, waiver of premium, preferred loan, continuation of coverage, and accelerated death benefit. In other words, only the accidental death rider is available.

Generally, any Vari-Vest III contract will constitute a modified endowment contract ("MEC").

VARI-VEST IV

From 1996 to April 2001, we issued Vari-Vest IV flexible premium variable life insurance contracts. Vari-Vest IV is no longer being issued, so there is no current prospectus for the product. Therefore, Vari-Vest IV owners receive this Vari-Vest V prospectus. The Vari-Vest IV contracts that continue in existence are similar to the contracts described in this prospectus, with the following exceptions.

FORM 5560.5

You may invest in up to 10 of the following funds:

OHIO NATIONAL FUND
Equity                          Money Market                    Bond
Omni                            International                   International Small
                                                                Company
Capital Appreciation            Discovery                       Aggressive Growth
Core Growth                     Growth & Income                 Capital Growth
S&P 500 Index                   Social Awareness                High Income Bond
Equity Income                   Blue Chip

GOLDMAN SACHS VARIABLE INSURANCE TRUST
Goldman Sachs Growth and Income Fund
Goldman Sachs CORE U.S. Equity Fund
Goldman Sachs Capital Growth Fund

JANUS ASPEN SERIES
Growth Portfolio
Worldwide Growth Portfolio
Balanced Portfolio

LAZARD RETIREMENT SERIES, INC
Small Cap Portfolio
Emerging Markets Portfolio

STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Mid Cap Growth Fund II
Strong Opportunity Fund II

The contract has a minimum stated amount of $50,000.

The contract has a maximum issue age of 70

Maturity of Vari-Vest IV occurs at age 95.

If you have attained at least age 65 and the contract has been effect at least 10 contract years, we will credit interest in the loan collateral account at an annual rate guaranteed to be at least 8%.

For the Vari-Vest IV contract you must pay the minimum premium for at least two years to keep the contract in force. If you fail to pay the minimum premiums in the first two contract years, your contract will lapse after the 61-day grace period. The monthly minimum premium indicated on the contract specification page will remain level until you reach age 70 or ten years from the contract date, if later. At such time, the monthly minimum premium will be substantially increased.

The guideline annual premium is a level amount that should provide the benefits under the contract through age 95. The guideline annual premium is based on guaranteed assumptions with respect to expenses and the cost of insurance charges and investment performance of 5%.

The premium expense charge for Vari-Vest IV includes a 4% deduction from premium payments for the life of the contract in addition to deductions for state premium tax and any other state and local taxes applicable to the Vari-Vest IV contract.

Against the accumulation value of the Vari-Vest IV contracts we deduct an monthly administrative expense charge of $5.00 and the death benefit guarantee charge is deducted at a monthly rate of $.01 per thousand of stated amount.

FORM 5560.5

The contingent deferred sales charge is 46% of the premiums paid during the first two contract years up to two guideline annual premiums. For issue ages above age 55, this charge reduces and reaches 13% by age 74, according to the following chart:

     AGE AT ISSUE OR INCREASE        0-55     55-60    61-65    66-68    69-73    74 AND OVER
     ------------------------        -----    -----    -----    -----    -----    -----------
Charge                                46%      38%      30%      26%      20%         13%

The contingent deferred insurance underwriting charge varies with age at issue or increases from $3.00 to $6.00 per thousand dollars of your first $500,000 of stated amount. These surrender charges apply during the first ten contract years following the contract date and the date of any increase in stated amount.

There is a $25 service charge for any special illustration of contract benefits.

The partial surrender charge is charged during the first ten contract years and for ten years after the effective date of any increase in stated amount.

A Vari-Vest IV contract has a Refund Right. Generally, we assess a contingent deferred sales charge if you surrender your contract within the first ten contract years following the contract date or the date of any increase. This is in addition to the 4% of premiums deducted for sales load as a component of the premium expense charge. The contingent deferred sales charge is a percentage of your premium payments made during the first two contract years up to a maximum of two guideline annual premiums. Such percentage varies with age at issue or increase. If the surrender takes place during the first two years following the issue date or the date of any increase, however, you will be entitled to a refund of a portion of the total sales charge that otherwise would be assessed: the 4% front-end load plus the contingent deferred sales charge imposed as part of the surrender charge.

The amount of your refund will be the difference between the combined 4% front-end charge and the contingent deferred sales charge described above and the maximum sales charge deductions for the first two contract years described below. The maximum sales charge during the first contract year is the lesser of 30% of premiums paid or 30% of one guideline annual premium plus 9% of any premium payment in excess of such guideline annual premium. During the second contract year, the maximum sales charge is 10% of premium payments up to the guideline annual premium and 9% of any excess. Consequently, if you surrender your contract in full during the second contract year, the contingent deferred sales charge will be limited to 30% of premiums paid in the first contract year up to a guideline annual premium, 10% of premiums paid during the second contract year up to a guideline annual premium and 9% of any premiums paid in excess of a guideline annual premium in either or both years.

Legal requirements in connection with the refund right give rise to a timing disparity for backdated contracts. The contract date is prior to the issue date for a backdated contract. As a result, the refund right will extend beyond the end of the second contract year for such contracts. To avoid any difference in treatment between backdated and non-backdated contracts, we have structured the contingent deferred sales charge to apply only to certain premium payments made during the first two contract years. As a result, the refund right applies to the same premium payments for both backdated and non-backdated contracts, even though the right lasts longer in terms of contract months and years for the latter type of contract.

Illustration of Refund. Assume that you are 45 years old, have paid $1,500 in premiums in each of the first two contract years; your guideline annual premium is $1,000; and still in the second contract year you decide to surrender your contract.

In the absence of a refund right, we would assess a contingent deferred sales charge of $920 (46% of $2,000, which is actual premiums paid up to two guideline annual premiums in the first two contract years, there being no contingent deferred sales charge on the $1,000 of premium payments in excess of two guideline annual premiums). The $920 contingent deferred sales charge is in addition to the $120 (4% of $3,000) charged as front-end sales load. Thus, in the absence of a refund right, a total of $1,040 would be charged.

FORM 5560.5

Based on the formula described above, however, the maximum allowable sales charge in the second contract year is $490, which is the sum of $300 (30% of $1,000, which is actual payments in the first contract year up to a guideline annual premium) plus $100 (10% of $1,000, which is actual payments in the second contract year up to a guideline annual premium) plus $90 (9% of $1,000, which is actual payments in excess of a guideline annual premium in both contract years). Consequently, upon surrender, you would receive your cash surrender value plus $550 ($1,040 less $490, which is the difference between the combined 4% front-end sales load ($120) plus the contingent deferred sales charge generally applicable ($920) (totaling $1,040) and the maximum allowable sales charge in the second contract year ($490)).

In addition, if your contract lapses within two years of the issue date or the date of any increase, you will be entitled to a refund of a portion of the combined 4% front-end sales load and the contingent deferred sales charge allocated to your initial contract or increase during the first two contract years. The amount of such refund will be calculated in the same manner as described above with respect to surrenders, except that any amounts applied to keep your contract in force during the grace period will be offset against such refund.

FORM 5560.5

                    OHIO NATIONAL LIFE ASSURANCE CORPORATION
                         (A WHOLLY OWNED SUBSIDIARY OF
                   THE OHIO NATIONAL LIFE INSURANCE COMPANY)

                              Financial Statements

                           December 31, 2001 and 2000

                  (With Independent Auditors' Report Thereon)

FORM 5560.5

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors
Ohio National Life Assurance Corporation:

We have audited the accompanying balance sheets of Ohio National Life Assurance Corporation (the Company) (a wholly owned subsidiary of The Ohio National Life Insurance Company) as of December 31, 2001 and 2000, and the related statements of income, stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Ohio National Life Assurance Corporation as of December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.


KPMG LLP


Columbus, Ohio
February 1, 2002

FORM 5560.5

                    OHIO NATIONAL LIFE ASSURANCE CORPORATION
                         (A WHOLLY OWNED SUBSIDIARY OF
                   THE OHIO NATIONAL LIFE INSURANCE COMPANY)

                                 BALANCE SHEETS
                           DECEMBER 31, 2001 AND 2000
                  (DOLLARS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                                                 2001         2000
                                                              ----------    ---------
ASSETS
Investments (notes 4, 7 and 8):
  Fixed maturities available-for-sale, at fair value          $  654,073      707,731
  Fixed maturities held-to-maturity, at amortized cost            85,937       87,019
  Mortgage loans on real estate, net                             345,009      262,049
  Real estate, net                                                28,704           --
  Policy loans                                                    52,230       48,767
  Other long term investments                                     30,159           --
  Short-term investments                                              --       33,966
                                                              ----------    ---------
          Total investments                                    1,196,112    1,139,532
Cash                                                              70,383       16,812
Accrued investment income                                         12,646       13,844
Deferred policy acquisition costs                                196,148      185,628
Reinsurance recoverables (note 11)                               181,063      155,026
Other assets                                                       3,368        3,141
Assets held in Separate Accounts                                 163,415      166,950
                                                              ----------    ---------
          Total assets                                        $1,823,135    1,680,933
                                                              ==========    =========

LIABILITIES AND STOCKHOLDER'S EQUITY
Future policy benefits and claims (note 5)                    $1,341,945    1,203,127
Other policyholder funds                                           2,329        1,897
Federal income taxes (note 6):
  Current                                                         22,927        8,461
  Deferred                                                         4,316        9,889
Other liabilities                                                 22,882       25,436
Liabilities related to Separate Accounts                         163,415      166,950
                                                              ----------    ---------
          Total liabilities                                   $1,557,814    1,415,760
                                                              ----------    ---------
Stockholder's equity (notes 3 and 9):
  Class A common stock; authorized 10,000 shares of $3,000
     par value; issued and outstanding 3,200 shares                9,600        9,600
  Additional paid-in capital                                      27,025       27,025
  Accumulated other comprehensive income                           3,473        1,770
  Retained earnings                                              225,223      226,778
                                                              ----------    ---------
          Total stockholder's equity                             265,321      265,173
Commitments and contingencies (notes 8, 11 and 12)
                                                              ----------    ---------
          Total liabilities and stockholder's equity          $1,823,135    1,680,933
                                                              ==========    =========

                See accompanying notes to financial statements.

FORM 5560.5

                    OHIO NATIONAL LIFE ASSURANCE CORPORATION
                         (A WHOLLY OWNED SUBSIDIARY OF
                   THE OHIO NATIONAL LIFE INSURANCE COMPANY)

                              STATEMENTS OF INCOME
                  YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
                             (DOLLARS IN THOUSANDS)

                                                                2001       2000       1999
                                                              --------    -------    -------
Revenues (note 11):
  Universal life, annuity and investment product policy
     charges                                                  $ 65,541     61,049     57,886
  Traditional life and accident and health insurance
     premiums                                                    7,527      7,800      8,708
  Net investment income (note 4)                                89,510     83,410     76,688
  Net realized losses on investments (note 4)                   (3,185)    (1,049)    (1,571)
                                                              --------    -------    -------
                                                               159,393    151,210    141,711
                                                              --------    -------    -------
Benefits and expenses (notes 10 and 11):
  Benefits and claims                                           91,130     73,998     72,130
  Amortization of deferred policy acquisition costs             17,624      3,201      9,131
  Other operating costs and expenses                            20,008     21,307     15,585
                                                              --------    -------    -------
                                                               128,762     98,506     96,846
                                                              --------    -------    -------
     Income before Federal income taxes                         30,631     52,704     44,865
                                                              --------    -------    -------
Federal income taxes (note 6):
  Current expense                                               14,472     15,616     13,071
  Deferred (benefit) expense                                    (6,286)     2,831      2,632
                                                              --------    -------    -------
                                                                 8,186     18,447     15,703
                                                              --------    -------    -------
     Net income                                               $ 22,445     34,257     29,162
                                                              ========    =======    =======

                See accompanying notes to financial statements.

FORM 5560.5

                    OHIO NATIONAL LIFE ASSURANCE CORPORATION
                         (A WHOLLY OWNED SUBSIDIARY OF
                   THE OHIO NATIONAL LIFE INSURANCE COMPANY)

                       STATEMENTS OF STOCKHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
                             (DOLLARS IN THOUSANDS)

                                                                 ACCUMULATED
                                                  ADDITIONAL        OTHER                        TOTAL
                                        COMMON     PAID-IN      COMPREHENSIVE    RETAINED    STOCKHOLDER'S
                                        STOCK      CAPITAL      INCOME (LOSS)    EARNINGS       EQUITY
                                        ------    ----------    -------------    --------    -------------
1999:
  Balance, beginning of year            $9,600      27,025          12,211       163,359        212,195
  Comprehensive income (loss):
     Net income                             --          --              --        29,162         29,162
     Other comprehensive loss (note
       13)                                  --          --         (19,593)           --        (19,593)
                                                                                                -------
  Total comprehensive income                                                                      9,569
                                        ------      ------         -------       -------        -------
  Balance, end of year                  $9,600      27,025          (7,382)      192,521        221,764
                                        ======      ======         =======       =======        =======
2000:
  Balance, beginning of year            $9,600      27,025          (7,382)      192,521        221,764
  Comprehensive income:
     Net income                             --          --              --        34,257         34,257
     Other comprehensive income (note
       13)                                  --          --           9,152            --          9,152
                                                                                                -------
  Total comprehensive income                                                                     43,409
                                        ------      ------         -------       -------        -------
  Balance, end of year                  $9,600      27,025           1,770       226,778        265,173
                                        ======      ======         =======       =======        =======
2001:
  Balance, beginning of year            $9,600      27,025           1,770       226,778        265,173
  Dividends to parent (note 9)              --          --              --       (24,000)       (24,000)
  Comprehensive income:
     Net income                             --          --              --        22,445         22,445
     Other comprehensive income (note
       13)                                  --          --           1,703            --          1,703
                                                                                                -------
  Total comprehensive income                                                                     24,148
                                        ------      ------         -------       -------        -------
  Balance, end of year                  $9,600      27,025           3,473       225,223        265,321
                                        ======      ======         =======       =======        =======

                See accompanying notes to financial statements.

FORM 5560.5

                    OHIO NATIONAL LIFE ASSURANCE CORPORATION
                         (A WHOLLY OWNED SUBSIDIARY OF
                   THE OHIO NATIONAL LIFE INSURANCE COMPANY)

                            STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
                             (DOLLARS IN THOUSANDS)

                                                                2001         2000        1999
                                                              ---------    --------    --------
Cash flows from operating activities:
  Net income                                                  $  22,445      34,257      29,162
  Adjustments to reconcile net income to net cas provided by operating activities:
       Capitalization of deferred policy acquisition costs      (28,789)    (25,852)    (26,790)
       Amortization of deferred policy acquisition costs         17,624       3,201       9,131
       Amortization and depreciation                                325         522         184
       Realized losses on invested assets, net                    3,185       1,049       1,571
       (Increase) decrease in accrued investment income           1,198      (2,329)        448
       Increase in reinsurance receivables and other assets     (28,547)    (37,378)    (11,995)
       Increase in policyholder account balances                 33,249      35,446      14,650
       Increase (decrease) in other policyholder funds              432        (403)        (57)
       Increase (decrease) in current Federal income tax
          payable                                                14,466       7,641        (976)
       Increase (decrease) in other liabilities                  (2,554)     12,571      (6,724)
       Deferred income taxes                                     (6,286)      2,831       2,632
       Other, net                                                 2,527          (2)        919
                                                              ---------    --------    --------
          Net cash provided by operating activities              29,275      31,554      12,155
                                                              ---------    --------    --------
Cash flows from investing activities:
  Proceeds from maturity of fixed maturities
     available-for-sale                                         162,250      95,908      32,314
  Proceeds from maturity of fixed maturities
     held-to-maturity                                             5,983      13,417       7,944
  Proceeds from repayment of mortgage loans on real estate       22,199      31,809      22,351
  Cost of fixed maturities available-for-sale acquired         (104,971)   (243,442)    (14,965)
  Cost of fixed maturities held-to-maturity acquired             (7,400)     (1,600)     (8,079)
  Cost of mortgage loans on real estate acquired               (105,717)    (31,880)    (55,270)
  Cost of real estate acquired                                  (29,263)         --          --
  Change in other assets, net                                   (30,857)         --          --
  Change in policy loans, net                                    (3,463)     (4,766)     (3,404)
                                                              ---------    --------    --------
          Net cash used in investing activities                 (91,239)   (140,554)    (19,109)
                                                              ---------    --------    --------
Cash flows from financing activities:
  Increase in universal life and investment product account
     balances                                                   274,129     252,178     227,664
  Decrease in universal life and investment product account
     balances                                                  (168,560)   (165,520)   (162,790)
  Dividends to shareholder                                      (24,000)         --          --
                                                              ---------    --------    --------
          Net cash provided by financing activities              81,569      86,658      64,874
                                                              ---------    --------    --------
Net increase (decrease) in cash and cash equivalents             19,605     (22,342)     57,920
Cash and cash equivalents, beginning of year                     50,778      73,120      15,200
                                                              ---------    --------    --------
Cash and cash equivalents, end of year                        $  70,383      50,778      73,120
                                                              =========    ========    ========
Supplemental disclosure:
     Federal income taxes paid                                $      --       7,960      14,540
                                                              =========    ========    ========

                 See accompanying notes to financial statements

FORM 5560.5

                    OHIO NATIONAL LIFE ASSURANCE CORPORATION
                         (A WHOLLY OWNED SUBSIDIARY OF
                   THE OHIO NATIONAL LIFE INSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS

                        DECEMBER 31, 2001, 2000 AND 1999
                             (DOLLARS IN THOUSANDS)

(1) ORGANIZATION AND BUSINESS DESCRIPTION

Ohio National Life Assurance Corporation (ONLAC or the Company) is a stock life insurance company, wholly owned by The Ohio National Life Insurance Company (ONLIC), a stock life insurance company. ONLAC is a life and health insurer licensed in 47 states, the District of Columbia and Puerto Rico. The Company offers term life, universal life, disability and annuity products through independent agents and other distribution channels and competes with other insurers throughout the United States. The Company is subject to regulation by the insurance departments of states in which it is licensed and undergoes periodic examinations by those departments.

The following is a description of the most significant risks facing life and health insurers and how the Company mitigates those risks:

     Legal/Regulatory Risk is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. That is, regulatory initiatives designed to reduce insurer profits, new legal theories or insurance company insolvencies through guaranty fund assessments may create costs for the insurer beyond those recorded in the financial statements. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

     Credit Risk is the risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

     Interest Rate Risk is the risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which differ from statutory accounting practices prescribed or permitted by regulatory authorities (see note
3).

     (a) VALUATION OF INVESTMENTS AND RELATED GAINS AND LOSSES

        Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity are classified as available-for-sale and are stated at fair value, with the

FORM 5560.5

                    OHIO NATIONAL LIFE ASSURANCE CORPORATION
                         (A WHOLLY OWNED SUBSIDIARY OF
                   THE OHIO NATIONAL LIFE INSURANCE COMPANY)

                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED

                        DECEMBER 31, 2001, 2000 AND 1999
                             (DOLLARS IN THOUSANDS)

        unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no fixed maturity securities classified as trading.

        Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired as of the balance sheet date are placed on non-accrual status. Cash receipts on non-accrual status mortgage loans on real estate are included in interest income in the period received.

        Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances.

        Realized gains and losses on the sale of investments are determined on the basis of specific security identification on the trade date, net of associated deferred policy acquisition costs and capital gains expenses. Estimates for valuation allowances and other than temporary declines of the fair value of invested assets are included in net realized gains and losses on investments.

        Dividends are recorded on the ex-dividend date and interest is accrued as earned.

     (b) REVENUES AND BENEFITS

        Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual immediate and deferred annuities. Universal life insurance products include universal life, variable universal life and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances, maintenance costs and interest credited to policy account balances.

        Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of graded premium life and term life policies. Premiums for traditional non-participating life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

FORM 5560.5

                    OHIO NATIONAL LIFE ASSURANCE CORPORATION
                         (A WHOLLY OWNED SUBSIDIARY OF
                   THE OHIO NATIONAL LIFE INSURANCE COMPANY)

                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED

                        DECEMBER 31, 2001, 2000 AND 1999
                             (DOLLARS IN THOUSANDS)

        Accident and Health Insurance Products: Accident and health insurance premiums are recognized as revenue in accordance with the terms of the policies. Policy claims are charged to expense in the period that the claims are incurred.

     (c) DEFERRED POLICY ACQUISITION COSTS

        The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For traditional non-participating life insurance products, these deferred acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits. For investment and universal life products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, cost of insurance, policy administration and surrender charges. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale (see note 2(a)).

     (d) SEPARATE ACCOUNTS

        Separate Account assets and liabilities represent contractholders' funds, which have been segregated into accounts with specific investment objectives. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the Separate Accounts is not reflected in the statements of income and cash flows except for the fees the Company receives for administrative services and risks assumed.

     (e) FUTURE POLICY BENEFITS

        Future policy benefits for traditional life insurance policies have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued (see note 5).

        Future policy benefits for investment products in the accumulation phase, universal life and variable universal life insurance policies have been calculated based on participants' contributions plus interest less applicable contract charges.

     (f) REINSURANCE CEDED

        Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

     (g) FEDERAL INCOME TAXES

        ONLAC is included as part of the consolidated federal income tax return of its ultimate parent, Ohio National Mutual Holdings, Inc. The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax

FORM 5560.5

                    OHIO NATIONAL LIFE ASSURANCE CORPORATION
                         (A WHOLLY OWNED SUBSIDIARY OF
                   THE OHIO NATIONAL LIFE INSURANCE COMPANY)

                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED

                        DECEMBER 31, 2001, 2000 AND 1999
                             (DOLLARS IN THOUSANDS)

        consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

     (h) CASH EQUIVALENTS

        For purposes of the statements of cash flows, the Company considers all short-term investments with original maturities of three months or less to be cash equivalents.

     (i) USE OF ESTIMATES

        In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

        The estimates susceptible to significant change are those used in determining the amortization of deferred policy acquisition costs, the liability for future policy benefits and claims, contingencies, those used in determining valuation allowances for deferred tax assets, mortgage loans on real estate and real estate, and those used in determining other than temporary declines in fair value of invested assets. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

     (j) RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

        In June 2001, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 141 ("SFAS 141"), "Business Combinations" and SFAS No. 142 ("SFAS 142"), "Goodwill and Other Intangible Assets." SFAS 141 mandates the purchase method of accounting be used for all business combinations initiated after June 30, 2001, and establishes specific criteria for the recognition of intangible assets separately from goodwill. SFAS 142 addresses the accounting for goodwill and intangible assets subsequent to an acquisition. The Company is required to adopt SFAS 142 on January 1, 2002. The Company does not expect the adoption of SFAS 142 to have a material impact on its financial results.

        In June 1998, the FASB issued SFAS 133, "Accounting for Derivative Instruments and Hedging Activities -- Deferral of the Effective Date of FASB Statement No. 133," and SFAS 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities," was effective for the Company as of January 1, 2001.

FORM 5560.5

                    OHIO NATIONAL LIFE ASSURANCE CORPORATION
                         (A WHOLLY OWNED SUBSIDIARY OF
                   THE OHIO NATIONAL LIFE INSURANCE COMPANY)

                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED

                        DECEMBER 31, 2001, 2000 AND 1999
                             (DOLLARS IN THOUSANDS)

        SFAS 133, as amended, establishes accounting and reporting standards for derivative instruments and hedging activities. It requires that an entity recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value.

        The Company adopted SFAS 133 as of January 1, 2001. The impact of adoption was not material to the financial position of the Company.

     (k) RECLASSIFICATIONS

        Certain amounts in the 2000 and 1999 financial statements have been reclassified to conform to the 2001 presentation.

(3) BASIS OF PRESENTATION

The accompanying financial statements have been prepared in accordance with GAAP, which differs from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for ONLAC filed with the Ohio Department of Insurance (Department), are prepared on a basis of accounting practices prescribed or permitted by such regulatory authority. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

The statutory basis capital and surplus of ONLAC as of December 31, 2001 and 2000 was $134,028 and $145,831, respectively. The statutory basis net income of ONLAC for the years ended December 31, 2001, 2000 and 1999 was $10,677, $26,041 and $20,567, respectively.

The NAIC completed a project to codify statutory accounting principles (Codification), and issued a new NAIC Accounting Practices and Procedures Manual, which was effective January 1, 2001 for ONLAC. The significant change for ONLAC, as a result of Codification, was the recording of deferred taxes, which were not recorded prior to the adoption of Codification. The impact to statutory basis capital and surplus of adopting codification was an increase of $6,959.

FORM 5560.5

                    OHIO NATIONAL LIFE ASSURANCE CORPORATION
                         (A WHOLLY OWNED SUBSIDIARY OF
                   THE OHIO NATIONAL LIFE INSURANCE COMPANY)

                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED

                        DECEMBER 31, 2001, 2000 AND 1999
                             (DOLLARS IN THOUSANDS)

(4) INVESTMENTS

An analysis of investment income and realized gains (losses) by investment type follows for the years ended December 31:

                                                                       REALIZED GAINS (LOSSES)
                                           INVESTMENT INCOME               ON INVESTMENTS
                                      ---------------------------    ---------------------------
                                       2001       2000      1999      2001       2000      1999
                                      -------    ------    ------    -------    ------    ------
Gross Investment Income
Fixed maturities available-for-sale   $52,936    50,143    43,620    $  (233)     (805)   (2,454)
Fixed maturities held-to-maturity       6,969     7,641     7,779         --       294       830
Mortgage loans on real estate          24,844    21,291    21,608     (3,196)   (1,908)       98
Real estate                             3,481        --        --         --        --        --
Short-term investments                  1,023     2,261     1,293         --        --        --
Other                                   3,785     3,051     3,339         --        --        --
                                      -------    ------    ------    -------    ------    ------
          Total gross investment
             income                    93,038    84,387    77,639     (3,429)   (2,419)   (1,526)
                                                                     -------    ------    ------
Investment expenses                    (3,528)     (977)     (951)
DAC amortization due to realized
  gains                                                                  803        --        11
Change in valuation allowance for
  mortgage loans on real estate                                         (559)    1,370       (56)
                                      -------    ------    ------    -------    ------    ------
                                                                         244     1,370       (45)
                                                                     -------    ------    ------
     Net investment income            $89,510    83,410    76,688
                                      =======    ======    ======
  Net realized losses on investments                                 $(3,185)   (1,049)   (1,571)
                                                                     =======    ======    ======

FORM 5560.5

                    OHIO NATIONAL LIFE ASSURANCE CORPORATION
                         (A WHOLLY OWNED SUBSIDIARY OF
                   THE OHIO NATIONAL LIFE INSURANCE COMPANY)

                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED

                        DECEMBER 31, 2001, 2000 AND 1999
                             (DOLLARS IN THOUSANDS)

The amortized cost and estimated fair value of securities available-for-sale and fixed maturities held-to-maturity were as follows:

                                                                      DECEMBER 31, 2001
                                                     ---------------------------------------------------
                                                                    GROSS         GROSS
                                                     AMORTIZED    UNREALIZED    UNREALIZED    ESTIMATED
                                                       COST         GAINS         LOSSES      FAIR VALUE
                                                     ---------    ----------    ----------    ----------
Securities available-for-sale:
  Fixed maturities:
     U.S. Treasury securities and obligations of
       U.S. government corporations and agencies     $ 42,381        5,417            --        47,798
     Obligations of states and political
       subdivisions                                     3,792          138           (15)        3,915
     Corporate securities                             331,453       13,540       (20,428)      324,565
     Mortgage-backed securities                       263,620       15,657        (1,482)      277,795
                                                     --------       ------       -------       -------
          Total fixed maturities                     $641,246       34,752       (21,925)      654,073
                                                     ========       ======       =======       =======
Fixed maturity securities held-to-maturity
     Corporate securities                            $ 83,462        3,785          (984)       86,263
     Other                                              2,475          216            --         2,691
                                                     --------       ------       -------       -------
                                                     $ 85,937        4,001          (984)       88,954
                                                     ========       ======       =======       =======

                                                                      DECEMBER 31, 2000
                                                     ---------------------------------------------------
                                                                    GROSS         GROSS
                                                     AMORTIZED    UNREALIZED    UNREALIZED    ESTIMATED
                                                       COST         GAINS         LOSSES      FAIR VALUE
                                                     ---------    ----------    ----------    ----------
Securities available-for-sale:
  Fixed maturities:
     U.S. Treasury securities and obligations of
       U.S. government corporations and agencies     $ 47,445        6,583            --        54,028
     Obligations of states and political
       subdivisions                                     3,924          190           (16)        4,098
     Corporate securities                             447,991       15,004       (18,422)      444,573
     Mortgage-backed securities                       199,147        5,968           (83)      205,032
                                                     --------       ------       -------       -------
          Total fixed maturities                     $698,507       27,745       (18,521)      707,731
                                                     ========       ======       =======       =======
Fixed maturity securities held-to-maturity:
     Corporate securities                            $ 84,514        2,217        (1,058)       85,763
     Other                                              2,505           53            --         2,558
                                                     --------       ------       -------       -------
                                                     $ 87,019        2,270        (1,058)       88,321
                                                     ========       ======       =======       =======

FORM 5560.5

                    OHIO NATIONAL LIFE ASSURANCE CORPORATION
                         (A WHOLLY OWNED SUBSIDIARY OF
                   THE OHIO NATIONAL LIFE INSURANCE COMPANY)

                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED

                        DECEMBER 31, 2001, 2000 AND 1999
                             (DOLLARS IN THOUSANDS)

The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

                                                               2001       2000
                                                              -------    ------
Gross unrealized gain                                         $12,827     9,224
Adjustment to deferred policy acquisition costs                (6,525)   (5,077)
Deferred federal income tax                                    (2,204)   (2,377)
                                                              -------    ------
                                                              $ 4,098     1,770
                                                              =======    ======

An analysis of the change in gross unrealized gains (losses) on securities available-for-sale and fixed maturity securities held-to-maturity follows for the years ended December 31:

                                                            2001      2000      1999
                                                           ------    ------    -------
Securities available-for-sale                              $3,603    28,561    (52,248)
Fixed maturity securities held-to-maturity                  1,805     4,349    (11,614)

The amortized cost and estimated fair value of fixed maturity securities available-for-sale and fixed maturity securities held-to-maturity as of December 31, 2001, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities are allocated based on the last payment date of the underlying mortgage loans with the longest contractual duration as of December 31, 2001.

                                                                  FIXED MATURITY SECURITIES
                                                      --------------------------------------------------
                                                        AVAILABLE-FOR-SALE          HELD-TO-MATURITY
                                                      -----------------------    -----------------------
                                                      AMORTIZED    ESTIMATED     AMORTIZED    ESTIMATED
                                                        COST       FAIR VALUE      COST       FAIR VALUE
                                                      ---------    ----------    ---------    ----------
Due in one year or less                               $  8,469        8,592          666           672
Due after one year through five years                   41,865       43,641       20,542        20,648
Due after five years through ten years                 136,425      139,171       31,897        29,880
Due after ten years                                    454,484      462,669       32,832        37,754
                                                      --------      -------       ------        ------
                                                      $641,246      654,073       85,937        88,954
                                                      ========      =======       ======        ======

Proceeds from the sale of securities available-for-sale (excluding calls) during 2001, 2000 and 1999 were $161,821, $62,647 and $29,040, respectively. Gross gains of $1,157 ($299 in 2000 and $155 in 1999) and gross losses of $1,264 ($1,219 in 2000 and $1,140 in 1999) were realized on those sales.

Investments with an amortized cost of $3,887 and $3,877 as of December 31, 2001 and 2000, respectively, were on deposit with various regulatory agencies as required by law.

Real estate is presented at cost less accumulated depreciation of $559 in 2001.

The Company generally initiates foreclosure proceedings on all mortgage loans on real estate delinquent sixty days. There was one foreclosure of a mortgage loan in 2001 with an aggregate value of $3,049 and no foreclosures in 2000.

FORM 5560.5

                    OHIO NATIONAL LIFE ASSURANCE CORPORATION
                         (A WHOLLY OWNED SUBSIDIARY OF
                   THE OHIO NATIONAL LIFE INSURANCE COMPANY)

                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED

                        DECEMBER 31, 2001, 2000 AND 1999
                             (DOLLARS IN THOUSANDS)

(5) FUTURE POLICY BENEFITS AND CLAIMS

The liability for future policy benefits for universal life policies and investment contracts (approximately 82% of the total liability for future policy benefits as of December 31, 2001 and 2000, respectively) has been established based on the aggregate account value without reduction for surrender penalty provisions. The average interest rate to be credited on investment product policies was 6.3%, 6.1% and 6.4% for the years ended December 31, 2001, 2000 and 1999, respectively.

The liability for future policy benefits for traditional life products are based on the following mortality and interest rate assumptions without consideration for withdrawals. The mortality table and interest assumptions used for the majority of new policies are the 1980 CSO table with 4% to 5% interest. With respect to older policies, the mortality table and interest assumptions used are primarily the 1958 CSO table with 4% interest and the 1980 CSO table with 4%-6% interest.

The liability for future policy benefits for individual accident and health policies includes liabilities for active lives, disabled lives and unearned premiums. The liability for active lives is calculated on a two-year preliminary term basis at 3% to 6% interest, using either the 1964 Commissioner's Disability Table (policies issued prior to 1990) or the 1985 Commissioner's Individual Disability Table A (policies issued after 1989). The liability for disabled lives are calculated using either the 1985 Commissioner's Individual Disability Table A at 5% to 5.5% interest (claims incurred after 1989) or the 1971 modification of the 1964 Commissioner's Disability Table, at 3.5% interest (claims incurred prior to 1990).

(6) FEDERAL INCOME TAX

Prior to 1984, the Life Insurance Company Income Tax Act of 1959, as amended by the Deficit Reduction Act of 1984 (DRA), permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in the Policyholders' Surplus Account (PSA). Management considers the likelihood of distributions from the PSA to be remote; therefore, no Federal income tax has been provided for such distributions in the financial statements. The DRA eliminated any additional deferrals to the PSA. Any distributions from the PSA, however, will continue to be taxable at the then current tax rate. The pre-tax balance of the PSA is approximately $5,257 as of December 31, 2001.

Total Federal income tax expense for the years ended December 31, 2001, 2000 and 1999 differs from the amount computed by applying the U.S. Federal income tax rate to income before federal income tax as follows:

                                                    2001             2000             1999
                                               --------------   --------------   --------------
                                               AMOUNT     %     AMOUNT     %     AMOUNT     %
                                               -------   ----   -------   ----   -------   ----
Computed (expected) tax expense                $10,721   35.0   $18,447   35.0   $15,703   35.0
Dividends received deduction and tax exempt
  interest                                         (43)  (0.1)     (192)  (0.4)      (87)  (0.6)
Other, net                                      (2,492)  (8.1)      192    0.4        87    0.6
                                               -------   ----   -------   ----   -------   ----
          Total expense and effective rate     $ 8,186   26.8   $18,447   35.0   $15,703   35.0
                                               =======   ====   =======   ====   =======   ====

FORM 5560.5

                    OHIO NATIONAL LIFE ASSURANCE CORPORATION
                         (A WHOLLY OWNED SUBSIDIARY OF
                   THE OHIO NATIONAL LIFE INSURANCE COMPANY)

                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED

                        DECEMBER 31, 2001, 2000 AND 1999
                             (DOLLARS IN THOUSANDS)

The tax effects of temporary differences between the financial statement carrying amounts and tax basis of assets and liabilities that give rise to significant components of the net deferred tax liability as of December 31, 2001 and 2000 relate to the following:

                                                            2001       2000
                                                          --------    -------
Deferred tax assets:
  Future policy benefits                                  $108,417     90,151
  Mortgage loans on real estate                                774      1,182
  Other                                                        449         --
                                                          --------    -------
          Total gross deferred tax assets                  109,640     91,333
                                                          --------    -------
Deferred tax liabilities:
  Deferred policy acquisition costs                         44,358     44,942
  Fixed maturity securities available-for-sale               4,487      1,233
  Reinsurance recoverable                                   62,923     54,260
  Other                                                      2,188        787
                                                          --------    -------
          Total gross deferred tax liabilities             113,956    101,222
                                                          --------    -------
          Net deferred tax liability                      $ (4,316)    (9,889)
                                                          ========    =======

The Company has determined that a deferred tax asset valuation allowance was not needed as of December 31, 2001 and 2000. In assessing the realization of deferred tax assets, management considers whether it is more likely than not that the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers primarily the scheduled reversal of deferred tax liabilities and tax planning strategies in making this assessment and believes it is more likely than not the Company will realize the benefits of the deductible differences remaining at December 31, 2001.

(7) DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS No. 107, Disclosures about Fair Value of Financial Instruments (SFAS 107) requires disclosure of fair value information about existing on and off-balance sheet financial instruments. SFAS 107 excludes certain assets and liabilities, including insurance contracts, other than policies such as annuities that are classified as investment contracts, from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company. The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

The following methods and assumptions were used by the Company in estimating its fair value disclosures:

     Cash, Short-Term Investments, Policy Loans, and Other Policyholder Funds -- The carrying amount reported in the balance sheet for these instruments approximate their fair value.

FORM 5560.5

                    OHIO NATIONAL LIFE ASSURANCE CORPORATION
                         (A WHOLLY OWNED SUBSIDIARY OF
                   THE OHIO NATIONAL LIFE INSURANCE COMPANY)

                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED

                        DECEMBER 31, 2001, 2000 AND 1999
                             (DOLLARS IN THOUSANDS)

     Investment Securities -- Fair value for fixed maturity securities generally represent quoted market prices traded in the public market place. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services, or in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and duration of the investments.

     Separate Account Assets and Liabilities -- The fair value of assets held in Separate Accounts is based on quoted market prices. The fair value of liabilities related to Separate Accounts is the accumulated contract value in the Separate Account portfolios.

     Mortgage Loans on Real Estate -- The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

     Deferred and Immediate Annuities and Investment Contracts -- Fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

The carrying amount and estimated fair value of financial instruments subject to SFAS 107 disclosure requirements were as follows as of December 31:

                                                              2000                      2000
                                                     ----------------------    ----------------------
                                                     CARRYING    ESTIMATED     CARRYING    ESTIMATED
                                                      AMOUNT     FAIR VALUE     AMOUNT     FAIR VALUE
                                                     --------    ----------    --------    ----------
ASSETS:
  Investments:
     Fixed maturities available-for-sale             $654,073     654,073      707,731      707,731
     Fixed maturities held-to-maturity                 85,937      88,954       87,019       88,321
     Mortgage loans on real estate                    345,009     359,977      262,049      268,182
     Policy loans                                      52,230      52,230       48,767       48,767
     Short-term investments                                --          --       33,966       33,966
  Cash                                                 70,383      70,383       16,812       16,812
  Assets held in Separate Accounts                    163,415     163,415      166,950      166,950
LIABILITIES:
  Deferred and immediate annuity contracts            156,398     156,807      128,538      127,360
  Other policyholder funds                              2,329       2,329        1,897        1,897
  Liabilities related to Separate Accounts            163,415     163,415      166,950      166,950

FORM 5560.5

                    OHIO NATIONAL LIFE ASSURANCE CORPORATION
                         (A WHOLLY OWNED SUBSIDIARY OF
                   THE OHIO NATIONAL LIFE INSURANCE COMPANY)

                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED

                        DECEMBER 31, 2001, 2000 AND 1999
                             (DOLLARS IN THOUSANDS)

(8) ADDITIONAL FINANCIAL INSTRUMENTS DISCLOSURE

     (a) FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK

        The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. The Company had outstanding commitments to fund venture capital partnerships of approximately $11,786 and $0 as of December 31, 2001 and 2000, respectively. These commitments involve to varying degrees, elements of credit and market risk in excess of amounts recognized in the financial statements. The credit risk of all financial instruments, whether on- or off-balance sheet, is controlled through credit approvals, limits and monitoring procedures.

     (b) SIGNIFICANT CONCENTRATIONS OF CREDIT RISK

        Mortgage loans are collateralized by the underlying properties. Collateral must meet or exceed 125% of the loan at the time the loan is made. The Company grants mainly commercial mortgage loans to customers throughout the United States. The Company has a diversified loan portfolio with no exposure greater than 11% in any state at December 31, 2001. The summary below depicts loan exposure of remaining principal balances by type at December 31:

                                                    2001       2000
                                                  --------    -------
MORTGAGE ASSETS BY TYPE:
  Retail                                          $100,408     85,194
  Office                                            78,873     55,663
  Apartment                                         82,982     61,141
  Industrial                                        55,741     42,150
  Other                                             28,568     18,904
                                                  --------    -------
                                                   346,572    263,052
          Less valuation allowances                  1,563      1,003
                                                  --------    -------
          Total mortgage loans on real estate,
             net                                  $345,009    262,049
                                                  ========    =======

(9) REGULATORY RISK-BASED CAPITAL AND DIVIDEND RESTRICTIONS

ONLAC exceeds the minimum risk-based capital (RBC) requirements as established by the NAIC as of December 31, 2001. Also, the impact of adoption of Codification as of January 1, 2001 (see note 3) did not have a material impact on ONLAC's RBC level.

The payment of dividends by the Company to its parent, ONLIC, is limited by Ohio insurance laws. The maximum dividend that may be paid without prior approval of the Director of the Department is limited to the greater of the net income of the preceding calendar year or 10% of unassigned statutory surplus as of the preceding December 31. The Company paid dividends of $24,000 in 2001 (none in 2000 and 1999). Dividends of approximately $10,677 may be paid in 2002 without prior approval.

FORM 5560.5

                    OHIO NATIONAL LIFE ASSURANCE CORPORATION
                         (A WHOLLY OWNED SUBSIDIARY OF
                   THE OHIO NATIONAL LIFE INSURANCE COMPANY)

                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED

                        DECEMBER 31, 2001, 2000 AND 1999
                             (DOLLARS IN THOUSANDS)

(10) RELATED PARTY TRANSACTIONS

The Company shares common facilities and management with ONLIC. A written agreement, which either party may terminate upon thirty days notice, provides that ONLIC furnish personnel, space and supplies, accounting, data processing and related services to ONLAC. This agreement resulted in charges to the Company of approximately $18,600, $16,600 and $14,000 in 2001, 2000 and 1999,
respectively.

On April 30, 2001, the Company sold fixed maturity securities with a carrying value of $100,390 to ONLIC. In exchange for these securities, the Company received limited partnerships valued at $29,737, mortgage loans valued at $68,799 and $1,854 in cash.

(11) REINSURANCE

In the ordinary course of business, the Company reinsures certain risks with its parent, ONLIC, and other insurance companies. Amounts in the accompanying financial statements related to ceded business are as follows:

                                                  2001                    2000                    1999
                                          ---------------------   ---------------------   ---------------------
                                                        NON-                    NON-                    NON-
                                          AFFILIATE   AFFILIATE   AFFILIATE   AFFILIATE   AFFILIATE   AFFILIATE
                                          ---------   ---------   ---------   ---------   ---------   ---------
Premiums                                   $27,432      33,576     25,985      29,871      25,495      21,669
Benefits incurred                           16,826      15,490     13,253      16,455      12,943      12,704
Commission and expense allowances            1,165       6,989      1,285       5,893       2,889       2,984
Reinsurance recoverable:
     Reserves for future policy benefits    75,554     100,763     74,746      79,223      50,111      57,064
     Policy and contract claims payable      3,205       1,541        501         556       1,609       1,663

Net traditional life and accident and health insurance premium income in 2001, 2000 and 1999 is summarized as follows:

                                                          2001       2000       1999
                                                         -------    -------    -------
Direct premiums earned                                   $66,438     61,514     53,701
Reinsurance assumed                                        2,098      2,142      2,172
Reinsurance ceded                                        (61,009)   (55,856)   (47,165)
                                                         -------    -------    -------
          Net premiums earned                            $ 7,527      7,800      8,708
                                                         =======    =======    =======

Reinsurance does not discharge the Company from its primary liability to policyholders and to the extent that a reinsurer should be unable to meet its obligations, the Company would be liable to policyholders.

Effective January 1, 2002, the Company terminated its individual life reinsurance agreement with The Ohio National Life Insurance Company, the Company's parent. The effect of the termination of this agreement will be a cost to the Company of approximately $10 million in 2002.

FORM 5560.5

                    OHIO NATIONAL LIFE ASSURANCE CORPORATION
                         (A WHOLLY OWNED SUBSIDIARY OF
                   THE OHIO NATIONAL LIFE INSURANCE COMPANY)

                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED

                        DECEMBER 31, 2001, 2000 AND 1999
                             (DOLLARS IN THOUSANDS)

(12) CONTINGENCIES

The Company is a defendant in various legal actions arising in the normal course of business. While the outcome of such matters cannot be predicted with certainty, management believes such matters will be resolved without material adverse impact on the financial condition of the Company.

(13) OTHER COMPREHENSIVE INCOME

Other Comprehensive Income includes net income as well as certain items that are reported directly within the separate components of stockholder's equity that bypass net income. The related before and after federal tax amounts for the years ended December 31, 2001, 2000 and 1999 were as follows:

                                                    2001      2000      1999
                                                   ------    ------    -------
Unrealized gains (losses) on securities
  available-for-sale arising during the period:
     Net of adjustment to deferred policy
       acquisition costs                           $2,001    12,994    (26,481)
     Related Federal tax (expense) benefit           (568)   (5,196)    10,500
                                                   ------    ------    -------
          Net                                       1,433     7,798    (15,981)
                                                   ------    ------    -------
Less:
  Reclassification adjustment for net (losses)
     gains on securities available-for-sale
     realized during the period:
       Gross                                         (416)   (2,083)     5,557
       Related Federal tax benefit (expense)          146       729     (1,945)
                                                   ------    ------    -------
          Net                                        (270)   (1,354)     3,612
                                                   ------    ------    -------
Total other comprehensive income (loss)            $1,703     9,152    (19,593)
                                                   ======    ======    =======

FORM 5560.5

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENT OF ASSETS AND CONTRACT OWNERS' EQUITY

                                                               December 31, 2001

                                                       MONEY                                                        CAPITAL
                                       EQUITY         MARKET          BOND           OMNI        INTERNATIONAL    APPRECIATION
                                     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
                                     -----------    -----------    -----------    -----------    -------------    ------------
Assets -- Investments at market
  value (note 2)...................  $31,837,334    $9,079,178     $3,240,586     $7,846,269      $12,693,302     $12,204,712
                                     ===========    ==========     ==========     ==========      ===========     ===========
Contract owners' equity
  Contracts in accumulation period
     (note 3)......................  $31,837,334    $9,079,178     $3,240,586     $7,846,269      $12,693,302     $12,204,712
                                     ===========    ==========     ==========     ==========      ===========     ===========


                                      SMALL CAP
                                     SUBACCOUNT
                                     -----------
Assets -- Investments at market
  value (note 2)...................  $16,933,981
                                     ===========
Contract owners' equity
  Contracts in accumulation period
     (note 3)......................  $16,933,981
                                     ===========

                                    INTERNATIONAL
                                        SMALL        AGGRESSIVE        CORE         GROWTH &        S&P 500        SOCIAL
                                       COMPANY         GROWTH         GROWTH         INCOME          INDEX        AWARENESS
                                     SUBACCOUNT      SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                    -------------    -----------    -----------    -----------    -----------    -----------
Assets -- Investments at market
  value (note 2)..................   $ 2,956,702     $2,878,135     $2,678,934     $12,374,416    $18,286,748    $   306,252
                                     ===========     ==========     ==========     ===========    ===========    ===========
Contract owners' equity
  Contracts in accumulation period
     (note 3).....................   $ 2,956,702     $2,878,135     $2,678,934     $12,374,416    $18,286,748    $   306,252
                                     ===========     ==========     ==========     ===========    ===========    ===========


                                     BLUE CHIP
                                    SUBACCOUNT
                                    -----------
Assets -- Investments at market
  value (note 2)..................  $   598,028
                                    ===========
Contract owners' equity
  Contracts in accumulation period
     (note 3).....................  $   598,028
                                    ===========

                                                                                         JANUS ASPEN SERIES INSTITUTIONAL SHARES
                                              HIGH                                      -----------------------------------------
                              EQUITY         INCOME         CAPITAL        NASDAQ                       WORLDWIDE
                              INCOME          BOND          GROWTH           100          GROWTH         GROWTH        BALANCED
                            SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                            -----------    -----------    -----------    -----------    -----------    -----------    -----------
Assets -- Investments at
  market value (note 2)...  $   151,628    $  247,785     $1,811,952     $  197,228     $ 6,911,944    $ 5,686,148    $ 2,691,224
                            ===========    ==========     ==========     ==========     ===========    ===========    ===========
Contract owners' equity
  Contracts in
     accumulation period
     (note 3).............  $   151,628    $  247,785     $1,811,952     $  197,228     $ 6,911,944    $ 5,686,148    $ 2,691,224
                            ===========    ==========     ==========     ==========     ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

FORM 5560.5

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENT OF ASSETS AND CONTRACT OWNERS' EQUITY

                                                               December 31, 2001

                                  STRONG VARIABLE ANNUITY FUNDS
                            -----------------------------------------
                            OPPORTUNITY     MULTI CAP       MID-CAP
                                II          VALUE II       GROWTH II
                            SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                            -----------    -----------    -----------
Assets -- Investments at
  market value (note 2)...  $1,144,032     $  340,388     $1,755,503
                            ==========     ==========     ==========
Contract owners' equity
  Contracts in
     accumulation period
     (note 3).............  $1,144,032     $  340,388     $1,755,503
                            ==========     ==========     ==========

                                                                           MORGAN
                                          GOLDMAN SACHS                    STANLEY
                            -----------------------------------------    -----------
                            VIT GROWTH      VIT CORE      VIT CAPITAL      US REAL
                             & INCOME       US EQUITY       GROWTH         ESTATE
                            SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                            -----------    -----------    -----------    -----------
Assets -- Investments at
  market value (note 2)...  $  830,372     $  135,321     $  254,132     $  268,159
                            ==========     ==========     ==========     ==========
Contract owners' equity
  Contracts in
     accumulation period
     (note 3).............  $  830,372     $  135,321     $  254,132     $  268,159
                            ==========     ==========     ==========     ==========

                                LAZARD RETIREMENT            PBHG
                            --------------------------    -----------
                             EMERGING         SMALL         TECH &
                              MARKET           CAP           COMM
                            SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                            -----------    -----------    -----------
Assets -- Investments at
  market value (note 2)...  $  644,315     $1,634,246     $  117,758
                            ==========     ==========     ==========
Contract owners' equity
  Contracts in
     accumulation period
     (note 3).............  $  644,315     $1,634,246     $  117,758
                            ==========     ==========     ==========


                                    FIDELITY VIP SERVICE CL 2
                            -----------------------------------------
                            MID-CAP III     CONTRA II       GROWTH
                            SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                            -----------    -----------    -----------
Assets -- Investments at
  market value (note 2)...  $  466,140     $  410,277     $  335,222
                            ==========     ==========     ==========
Contract owners' equity
  Contracts in
     accumulation period
     (note 3).............  $  466,140     $  410,277     $  335,222
                            ==========     ==========     ==========

                                JANUS ASPEN SERIES SERVICE SHARES
                            -----------------------------------------
                                            WORLDWIDE
                              GROWTH         GROWTH        BALANCED
                            SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                            -----------    -----------    -----------
Assets -- Investments at
  market value (note 2)...  $1,045,766     $1,110,428     $1,247,432
                            ==========     ==========     ==========
Contract owners' equity
  Contracts in
     accumulation period
     (note 3).............  $1,045,766     $1,110,428     $1,247,432
                            ==========     ==========     ==========

                            JP MORGAN SERIES TRUST II
                            --------------------------
                               SMALL         MID-CAP
                              COMPANY         VALUE
                            SUBACCOUNT     SUBACCOUNT
                            -----------    -----------
Assets -- Investments at
  market value (note 2)...  $      143     $    4,626
                            ==========     ==========
Contract owners' equity
  Contracts in
     accumulation period
     (note 3).............  $      143     $    4,626
                            ==========     ==========

                                    MFS INVESTMENT MANAGEMENT
                            -----------------------------------------
                                NEW         INVESTORS       MID CAP
                             DISCOVERY       GROWTH         GROWTH
                            SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                            -----------    -----------    -----------
Assets -- Investments at
  market value (note 2)...  $    2,657     $    4,943     $    1,238
                            ==========     ==========     ==========
Contract owners' equity
  Contracts in
     accumulation period
     (note 3).............  $    2,657     $    4,943     $    1,238
                            ==========     ==========     ==========

                            MFS INVESTMENT MANAGEMENT
                            -----------
                               TOTAL
                              RETURN
                            SUBACCOUNT
                            -----------
Assets -- Investments at
  market value (note 2)...  $   49,624
                            ==========
Contract owners' equity
  Contracts in
     accumulation period
     (note 3).............  $   49,624
                            ==========

   The accompanying notes are an integral part of these financial statements.

FORM 5560.5

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF OPERATIONS

                    For the Three Periods Ended December 31, 2001, 2000 and 1999

                                                             EQUITY                                    MONEY MARKET
                                                           SUBACCOUNT                                   SUBACCOUNT
                                            -----------------------------------------    ----------------------------------------
                                               2001           2000           1999           2001           2000           1999
                                            -----------    -----------    -----------    -----------    -----------    ----------
Investment activity:
  Reinvested dividends....................  $    95,516    $ 1,875,070    $   103,759    $   202,038    $   219,131    $  157,294
  Risk & administrative expense (note
     4)...................................     (247,807)      (254,104)      (236,084)       (43,573)       (26,525)      (23,933)
                                            -----------    -----------    -----------    -----------    -----------    ----------
       Net investment activity............     (152,291)     1,620,966       (132,325)       158,465        192,606       133,361
                                            -----------    -----------    -----------    -----------    -----------    ----------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains.............            0        115,765     13,411,033              0              0             0
     Realized gain (loss).................     (270,595)      (207,654)     1,165,160         (7,547)         7,486       (31,917)
     Unrealized loss......................   (2,684,221)    (4,169,717)    (8,842,357)             0              0             0
                                            -----------    -----------    -----------    -----------    -----------    ----------
       Net gain (loss) on investments.....   (2,954,816)    (4,261,606)     5,733,836         (7,547)         7,486       (31,917)
                                            -----------    -----------    -----------    -----------    -----------    ----------
          Net increase (decrease) in
            contract owners' equity from
            operations....................  $(3,107,107)   $(2,640,640)   $ 5,601,511    $   150,918    $   200,092    $  101,444
                                            ===========    ===========    ===========    ===========    ===========    ==========

                                                              BOND                                         OMNI
                                                           SUBACCOUNT                                   SUBACCOUNT
                                           ------------------------------------------    ----------------------------------------
                                              2001            2000           1999           2001           2000           1999
                                           -----------     -----------    -----------    -----------    -----------    ----------
Investment activity:
  Reinvested dividends...................  $   170,752     $   146,697    $  120,071     $   154,866    $   130,299    $  259,003
  Risk & administrative expense (note
     4)..................................      (20,173)        (15,841)      (13,410)        (62,015)       (82,486)      (89,113)
                                           -----------     -----------    -----------    -----------    -----------    ----------
       Net investment activity...........      150,579         130,856       106,661          92,851         47,813       169,890
                                           -----------     -----------    -----------    -----------    -----------    ----------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains............            0               0             0               0      1,735,033       411,548
     Realized gain (loss)................       (1,058)        (14,604)       (6,506)       (378,674)       232,416       431,731
     Unrealized gain (loss)..............       38,294          (6,663)     (103,003)       (980,043)    (3,721,000)      164,688
                                           -----------     -----------    -----------    -----------    -----------    ----------
       Net gain (loss) on investments....       37,236         (21,267)     (109,509)     (1,358,717)    (1,753,551)    1,007,967
                                           -----------     -----------    -----------    -----------    -----------    ----------
          Net increase (decrease) in
            contract owners' equity from
            operations...................  $   187,815     $   109,589    $   (2,848)    $(1,265,866)   $(1,705,738)   $1,177,857
                                           ===========     ===========    ===========    ===========    ===========    ==========

   The accompanying notes are an integral part of these financial statements.

FORM 5560.5

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF OPERATIONS

                    For the Three Periods Ended December 31, 2001, 2000 and 1999

                                                          INTERNATIONAL                            CAPITAL APPRECIATION
                                                           SUBACCOUNT                                   SUBACCOUNT
                                            -----------------------------------------    ----------------------------------------
                                               2001           2000           1999           2001           2000           1999
                                            -----------    -----------    -----------    -----------    -----------    ----------
Investment activity:
  Reinvested dividends....................  $         0    $ 3,899,826    $         0    $    51,281    $ 1,108,205    $  181,793
  Risk & administrative expense (note
     4)...................................     (110,798)      (165,974)      (125,913)       (77,316)       (56,248)      (56,169)
                                            -----------    -----------    -----------    -----------    -----------    ----------
       Net investment activity............     (110,798)     3,733,852       (125,913)       (26,035)     1,051,957       125,624
                                            -----------    -----------    -----------    -----------    -----------    ----------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains.............            0      1,504,779              0      1,015,327          8,097       700,498
     Realized gain (loss).................     (514,895)       772,321        (55,726)        43,195        (51,838)       36,655
     Unrealized gain (loss)...............   (4,837,063)   (11,248,050)    10,000,013       (165,153)     1,086,250      (450,311)
                                            -----------    -----------    -----------    -----------    -----------    ----------
       Net gain (loss) on investments.....   (5,351,958)    (8,970,950)     9,944,287        893,369      1,042,509       286,842
                                            -----------    -----------    -----------    -----------    -----------    ----------
          Net increase (decrease) in
            contract owners' equity from
            operations....................  $(5,462,756)   $(5,237,098)   $ 9,818,374    $   867,334    $ 2,094,466    $  412,466
                                            ===========    ===========    ===========    ===========    ===========    ==========

                                                            SMALL CAP                          INTERNATIONAL SMALL COMPANY
                                                           SUBACCOUNT                                   SUBACCOUNT
                                            -----------------------------------------    ----------------------------------------
                                               2001           2000           1999           2001           2000           1999
                                            -----------    -----------    -----------    -----------    -----------    ----------
Investment activity:
  Reinvested dividends....................  $         0    $ 1,697,800    $         0    $         0    $         0    $        0
  Risk & administrative expense (note
     4)...................................     (128,290)      (183,660)      (100,544)       (25,376)       (37,705)      (20,937)
                                            -----------    -----------    -----------    -----------    -----------    ----------
       Net investment activity............     (128,290)     1,514,140       (100,544)       (25,376)       (37,705)      (20,937)
                                            -----------    -----------    -----------    -----------    -----------    ----------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains.............            0      2,858,005      5,797,375              0        245,250       479,458
     Realized gain (loss).................     (354,253)       707,796        307,091       (120,009)       141,064       202,058
     Unrealized gain (loss)...............   (3,437,379)    (7,883,839)     5,205,819     (1,091,565)    (2,137,347)    1,832,353
                                            -----------    -----------    -----------    -----------    -----------    ----------
       Net gain (loss) on investments.....   (3,791,632)    (4,318,038)    11,310,285     (1,211,574)    (1,751,033)    2,513,869
                                            -----------    -----------    -----------    -----------    -----------    ----------
          Net increase (decrease) in
            contract owners' equity from
            operations....................  $(3,919,922)   $(2,803,898)   $11,209,741    $(1,236,950)   $(1,788,738)   $2,492,932
                                            ===========    ===========    ===========    ===========    ===========    ==========

   The accompanying notes are an integral part of these financial statements.

FORM 5560.5

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF OPERATIONS

                    For the Three Periods Ended December 31, 2001, 2000 and 1999

                                                        AGGRESSIVE GROWTH                              CORE GROWTH
                                                            SUBACCOUNT                                  SUBACCOUNT
                                             ----------------------------------------    ----------------------------------------
                                                2001           2000           1999          2001           2000           1999
                                             -----------    -----------    ----------    -----------    -----------    ----------
Investment activity:
  Reinvested dividends.....................  $    32,620    $         0    $        0    $         0    $   474,511    $        0
  Risk & administrative expense (note 4)...      (22,074)       (31,124)      (26,551)       (22,452)       (36,095)      (14,942)
                                             -----------    -----------    ----------    -----------    -----------    ----------
       Net investment activity.............       10,546        (31,124)      (26,551)       (22,452)       438,416       (14,942)
                                             -----------    -----------    ----------    -----------    -----------    ----------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains..............            0              0             0         27,425        235,726       763,382
     Realized gain (loss)..................     (156,386)        20,259       (41,002)      (395,289)       147,702       115,808
     Unrealized gain (loss)................   (1,078,272)    (1,336,236)      248,666     (1,338,547)    (1,923,525)      875,700
                                             -----------    -----------    ----------    -----------    -----------    ----------
       Net gain (loss) on investments......   (1,234,658)    (1,315,977)      207,664     (1,706,411)    (1,540,097)    1,754,890
                                             -----------    -----------    ----------    -----------    -----------    ----------
          Net increase (decrease) in
            contract owners' equity from
            operations.....................  $(1,224,112)   $(1,347,101)   $  181,113    $(1,728,863)   $(1,101,681)   $1,739,948
                                             ===========    ===========    ==========    ===========    ===========    ==========

                                                         GROWTH & INCOME                              S&P 500 INDEX
                                                            SUBACCOUNT                                  SUBACCOUNT
                                             ----------------------------------------    ----------------------------------------
                                                2001           2000           1999          2001           2000           1999
                                             -----------    -----------    ----------    -----------    -----------    ----------
Investment activity:
  Reinvested dividends.....................  $   162,223    $ 1,439,314    $   17,648    $   365,757    $   586,350    $  355,574
  Risk & administrative expense (note 4)...      (94,276)      (102,079)      (60,687)      (132,521)      (138,866)     (103,243)
                                             -----------    -----------    ----------    -----------    -----------    ----------
       Net investment activity.............       67,947      1,337,235       (43,039)       233,236        447,484       252,331
                                             -----------    -----------    ----------    -----------    -----------    ----------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains..............       10,239        389,114     1,905,785              0        153,012     1,388,105
     Realized gain (loss)..................     (110,693)       396,768        74,709       (226,459)       184,103       199,621
     Unrealized gain (loss)................   (1,829,027)    (3,347,968)    2,666,425     (2,705,218)    (2,865,408)    1,477,659
                                             -----------    -----------    ----------    -----------    -----------    ----------
       Net gain (loss) on investments......   (1,929,481)    (2,562,086)    4,646,919     (2,931,677)    (2,528,293)    3,065,385
                                             -----------    -----------    ----------    -----------    -----------    ----------
          Net increase (decrease) in
            contract owners' equity from
            operations.....................  $(1,861,534)   $(1,224,851)   $4,603,880    $(2,698,441)   $(2,080,809)   $3,317,716
                                             ===========    ===========    ==========    ===========    ===========    ==========

   The accompanying notes are an integral part of these financial statements.

FORM 5560.5

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF OPERATIONS

                    For the Three Periods Ended December 31, 2001, 2000 and 1999

                                                                      SOCIAL AWARENESS                      BLUE CHIP
                                                                         SUBACCOUNT                         SUBACCOUNT
                                                              --------------------------------    ------------------------------
                                                                2001        2000        1999        2001       2000      1999(b)
                                                              --------    --------    --------    --------    -------    -------
Investment activity:
  Reinvested dividends......................................  $      0    $      0    $  2,088    $  2,930    $ 1,372      $ 0
  Risk & administrative expense (note 4)....................    (2,383)     (3,192)     (3,374)     (3,190)    (1,135)       0
                                                              --------    --------    --------    --------    -------      ---
       Net investment activity..............................    (2,383)     (3,192)     (1,286)       (260)       237        0
                                                              --------    --------    --------    --------    -------      ---
  Realized & unrealized gain (loss) on investments:
     Reinvested capital gains...............................         0           0           0           0         36        1
     Realized gain (loss)...................................   (14,987)     18,177     (62,411)       (709)       314        0
     Unrealized gain (loss).................................   (55,593)    (57,196)    131,316     (17,986)    12,621       10
                                                              --------    --------    --------    --------    -------      ---
       Net gain (loss) on investments.......................   (70,580)    (39,019)     68,905     (18,695)    12,971       11
                                                              --------    --------    --------    --------    -------      ---
          Net increase (decrease) in contract owners' equity
            from operations.................................  $(72,963)   $(42,211)   $ 67,619    $(18,955)   $13,208      $11
                                                              ========    ========    ========    ========    =======      ===

                                                                                              HIGH INCOME BOND
                                                           EQUITY INCOME SUBACCOUNT              SUBACCOUNT
                                                           ------------------------    -------------------------------
                                                              2001        2000(b)        2001        2000      1999(b)
                                                           ----------    ----------    --------    --------    -------
Investment activity:
  Reinvested dividends...................................   $  1,453      $    450     $ 18,750    $  2,352    $   526
  Risk & administrative expense (note 4).................       (677)         (201)      (1,024)       (243)       (17)
                                                            --------      --------     --------    --------    -------
       Net investment activity...........................        776           249       17,726       2,109        509
                                                            --------      --------     --------    --------    -------
  Realized & unrealized gain (loss) on investments:
     Reinvested capital gains............................          0             0            0           0          0
     Realized gain (loss)................................     (5,089)          104       (2,826)     (3,189)         1
     Unrealized loss.....................................     (5,610)       (7,151)     (12,731)     (3,154)      (347)
                                                            --------      --------     --------    --------    -------
       Net loss on investments...........................    (10,699)       (7,047)     (15,557)     (6,343)      (346)
                                                            --------      --------     --------    --------    -------
          Net increase (decrease) in contract owners'
            equity from operations.......................   $ (9,923)     $ (6,798)    $  2,169    $ (4,234)   $   163
                                                            ========      ========     ========    ========    =======

---------------

(b) Period from November 1, 1999, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

FORM 5560.5

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF OPERATIONS

                    For the Three Periods Ended December 31, 2001, 2000 and 1999

                                                      CAPITAL GROWTH SUBACCOUNT              NASDAQ 100 SUBACCOUNT
                                               ----------------------------------------    --------------------------
                                                  2001           2000         1999(b)         2001          2000(c)
                                               -----------    -----------    ----------    -----------    -----------
Investment activity:
  Reinvested dividends.......................  $         0    $         0    $        0    $         0    $         0
  Risk & administrative expense (note 4).....      (13,580)       (14,838)          (84)          (788)           (10)
                                               -----------    -----------    ----------    -----------    -----------
       Net investment activity...............      (13,580)       (14,838)          (84)          (788)           (10)
                                               -----------    -----------    ----------    -----------    -----------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains................            0          1,346        25,879              0              0
     Realized gain (loss)....................     (286,265)      (108,562)          776        (13,493)           (66)
     Unrealized loss.........................      (48,531)      (872,475)       (6,339)       (17,337)        (3,269)
                                               -----------    -----------    ----------    -----------    -----------
       Net loss on investments...............     (334,796)      (979,691)       20,316        (30,830)        (3,335)
                                               -----------    -----------    ----------    -----------    -----------
          Net increase (decrease) in contract
            owners' equity from operations...  $  (348,376)   $  (994,529)   $   20,232    $   (31,618)   $    (3,345)
                                               ===========    ===========    ==========    ===========    ===========

                                                                    JANUS ASPEN SERIES INSTITUTIONAL SHARES
                                               ----------------------------------------------------------------------------------
                                                          GROWTH SUBACCOUNT                     WORLDWIDE GROWTH SUBACCOUNT
                                               ----------------------------------------    --------------------------------------
                                                  2001           2000         1999(a)         2001           2000        1999(a)
                                               -----------    -----------    ----------    -----------    -----------    --------
Investment activity:
  Reinvested dividends.......................  $     5,212    $   210,081    $    6,902    $    29,649    $   132,452    $  1,005
  Risk & administrative expense (note 4).....      (57,295)       (63,219)      (14,713)       (45,295)       (47,124)     (6,966)
                                               -----------    -----------    ----------    -----------    -----------    --------
       Net investment activity...............      (52,083)       146,862        (7,811)       (15,646)        85,328      (5,961)
                                               -----------    -----------    ----------    -----------    -----------    --------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains................       15,120        495,036         6,806              0        428,233           0
     Realized gain (loss)....................     (371,422)        59,863         9,588       (185,220)        11,864       3,506
     Unrealized gain (loss)..................   (1,862,821)    (2,302,389)    1,075,487     (1,416,775)    (1,892,917)    954,815
                                               -----------    -----------    ----------    -----------    -----------    --------
       Net gain (loss) on investments........   (2,219,123)    (1,747,490)    1,091,881     (1,601,995)    (1,452,820)    958,321
                                               -----------    -----------    ----------    -----------    -----------    --------
          Net increase (decrease) in contract
            owners' equity from operations...  $(2,271,206)   $(1,600,628)   $1,084,070    $(1,617,641)   $(1,367,492)   $952,360
                                               ===========    ===========    ==========    ===========    ===========    ========

---------------

(a) Period from May 3, 1999, date of commencement of operations.

(b) Period from November 1, 1999, date of commencement of operations.

(c) Period from October 16, 2000, date of commencement of operations.
   The accompanying notes are an integral part of these financial statements.

FORM 5560.5

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF OPERATIONS

                    For the Three Periods Ended December 31, 2001, 2000 and 1999

                                                     JANUS ASPEN SERIES INSTITUTIONAL SHARES      STRONG VARIABLE ANNUITY FUNDS
                                                     ---------------------------------------    ---------------------------------
                                                               BALANCED SUBACCOUNT                  OPPORTUNITY II SUBACCOUNT
                                                     ---------------------------------------    ---------------------------------
                                                        2001           2000         1999(b)       2001         2000       1999(b)
                                                     -----------    -----------    ---------    ---------    ---------    -------
Investment activity:
  Reinvested dividends.............................   $  67,530      $  95,360       $  583     $   4,119    $   1,087    $     0
  Risk & administrative expense (note 4)...........     (18,116)        (9,300)         (18)       (5,455)      (1,814)        (3)
                                                      ---------      ---------       ------     ---------    ---------    -------
       Net investment activity.....................      49,414         86,060          565        (1,336)        (727)        (3)
                                                      ---------      ---------       ------     ---------    ---------    -------
  Realized & unrealized gain (loss) on investments:
     Reinvested capital gains......................           0         89,771            0       163,009       57,424          0
     Realized gain (loss)..........................     (28,947)        (3,530)         191       (22,244)       1,395          0
     Unrealized gain (loss)........................    (141,137)      (217,507)       1,157      (154,158)     (56,037)       246
                                                      ---------      ---------       ------     ---------    ---------    -------
       Net gain (loss) on investments..............    (170,084)      (131,266)       1,348       (13,393)       2,782        246
                                                      ---------      ---------       ------     ---------    ---------    -------
          Net increase (decrease) in contract
            owners' equity from operations.........   $(120,670)     $ (45,206)      $1,913     $ (14,729)   $   2,055    $   243
                                                      =========      =========       ======     =========    =========    =======

                                                                               STRONG VARIABLE ANNUITY FUNDS
                                                           ----------------------------------------------------------------------
                                                             MULTI CAP VALUE II SUBACCOUNT        MID-CAP GROWTH II SUBACCOUNT
                                                           ---------------------------------    ---------------------------------
                                                             2001         2000       1999(b)      2001         2000       1999(b)
                                                           ---------    ---------    -------    ---------    ---------    -------
Investment activity:
  Reinvested dividends...................................  $      13    $   1,025    $   20     $       0    $       0    $     0
  Risk & administrative expense (note 4).................     (2,258)      (1,385)       (3)      (12,882)      (9,537)      (107)
                                                           ---------    ---------    ------     ---------    ---------    -------
       Net investment activity...........................     (2,245)        (360)       17       (12,882)      (9,537)      (107)
                                                           ---------    ---------    ------     ---------    ---------    -------
  Realized & unrealized gain (loss) on investments:
     Reinvested capital gains............................        109            0        91             0      128,565          0
     Realized gain (loss)................................     (2,513)       5,741        36      (160,074)     (44,438)       453
     Unrealized gain (loss)..............................     10,592        3,339      (122)     (518,152)    (512,724)    25,711
                                                           ---------    ---------    ------     ---------    ---------    -------
       Net gain (loss) on investments....................      8,188        9,080         5      (678,226)    (428,597)    26,164
                                                           ---------    ---------    ------     ---------    ---------    -------
          Net increase (decrease) in contract owners'
            equity from operations.......................  $   5,943    $   8,720    $   22     $(691,108)   $(438,134)   $26,057
                                                           =========    =========    ======     =========    =========    =======

---------------

(b) Period from November 1, 1999, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

FORM 5560.5

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF OPERATIONS

                    For the Three Periods Ended December 31, 2001, 2000 and 1999

                                                                                        GOLDMAN SACHS
                                                              -----------------------------------------------------------------
                                                              VIT GROWTH & INCOME SUBACCOUNT     VIT CORE US EQUITY SUBACCOUNT
                                                              -------------------------------    ------------------------------
                                                                2001        2000      1999(a)      2001       2000      1999(b)
                                                              --------    --------    -------    --------    -------    -------
Investment activity:
  Reinvested dividends......................................  $  3,918    $  3,377    $ 7,699    $    612    $   597     $ 25
  Risk & administrative expense (note 4)....................    (6,428)     (6,515)    (1,357)       (777)      (295)      (4)
                                                              --------    --------    -------    --------    -------     ----
       Net investment activity..............................    (2,510)     (3,138)     6,342        (165)       302       21
                                                              --------    --------    -------    --------    -------     ----
  Realized & unrealized gain (loss) on investments:
     Reinvested capital gains...............................         0           0          0           0        532       88
     Realized gain (loss)...................................   (22,476)        621     (1,291)     (9,305)    (2,349)     (15)
     Unrealized gain (loss).................................   (70,286)    (43,928)     5,904      (8,079)    (7,110)     283
                                                              --------    --------    -------    --------    -------     ----
       Net gain (loss) on investments.......................   (92,762)    (43,307)     4,613     (17,384)    (8,927)     356
                                                              --------    --------    -------    --------    -------     ----
          Net increase (decrease) in contract owners' equity
             from operations................................  $(95,272)   $(46,445)   $10,955    $(17,549)   $(8,625)    $377
                                                              ========    ========    =======    ========    =======     ====

                                                                                                   MORGAN STANLEY
                                                                       GOLDMAN SACHS             -------------------
                                                              -------------------------------      US REAL ESTATE
                                                               VIT CAPITAL GROWTH SUBACCOUNT         SUBACCOUNT
                                                              -------------------------------    -------------------
                                                                2001        2000      1999(b)      2001      2000(b)
                                                              --------    --------    -------    --------    -------
Investment activity:
  Reinvested dividends......................................  $    378    $    352    $    18    $  9,821    $ 5,701
  Risk & administrative expense (note 4)....................    (1,527)     (1,062)       (12)     (2,014)    (2,007)
                                                              --------    --------    -------    --------    -------
       Net investment activity..............................    (1,149)       (710)         6       7,807      3,694
                                                              --------    --------    -------    --------    -------
  Realized & unrealized gain (loss) on investments:
     Reinvested capital gains...............................       775      18,774        521       2,126      1,579
     Realized gain (loss)...................................    (6,665)    (19,834)       415      11,732     14,632
     Unrealized gain (loss).................................   (25,715)    (12,242)       472       1,512     19,989
                                                              --------    --------    -------    --------    -------
       Net gain (loss) on investments.......................   (31,605)    (13,302)     1,408      15,370     36,200
                                                              --------    --------    -------    --------    -------
          Net increase (decrease) in contract owners' equity
             from operations................................  $(32,754)   $(14,012)   $ 1,414    $ 23,177    $39,894
                                                              ========    ========    =======    ========    =======

---------------

(a) Period from May 3, 1999, date of commencement of operations.

(b) Period from November 1, 1999, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

FORM 5560.5

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF OPERATIONS

                    For the Three Periods Ended December 31, 2001, 2000 and 1999

                                                                                       LAZARD RETIREMENT
                                                              -------------------------------------------------------------------
                                                                 EMERGING MARKET SUBACCOUNT             SMALL CAP SUBACCOUNT
                                                              ---------------------------------    ------------------------------
                                                                2001        2000       1999(b)       2001       2000      1999(b)
                                                              --------    ---------    --------    --------    -------    -------
Investment activity:
  Reinvested dividends......................................  $  3,035    $   1,042    $  1,046    $    981    $   565     $  3
  Risk & administrative expense (note 4)....................    (4,593)      (4,427)       (606)     (5,519)    (1,132)      (5)
                                                              --------    ---------    --------    --------    -------     ----
       Net investment activity..............................    (1,558)      (3,385)        440      (4,538)      (567)      (2)
                                                              --------    ---------    --------    --------    -------     ----
  Realized & unrealized gain (loss) on investments:
     Reinvested capital gains...............................         0       22,252           0      85,213      2,158       37
     Realized gain (loss)...................................   (25,737)       7,737       5,449       5,709      3,588        0
     Unrealized gain (loss).................................   (15,295)    (226,158)    107,388      80,403     22,274      536
                                                              --------    ---------    --------    --------    -------     ----
       Net gain (loss) on investments.......................   (41,032)    (196,169)    112,837     171,325     28,020      573
                                                              --------    ---------    --------    --------    -------     ----
          Net increase (decrease) in contract owners' equity
            from operations.................................  $(42,590)   $(199,554)   $113,277    $166,787    $27,453     $571
                                                              ========    =========    ========    ========    =======     ====

                                                                 PBHG                        FIDELITY VIP SERVICE CL 2
                                                        -----------------------    ----------------------------------------------
                                                        TECH & COMM SUBACCOUNT     MID-CAP III SUBACCOUNT    CONTRA II SUBACCOUNT
                                                        -----------------------    ----------------------    --------------------
                                                          2001        2000(c)        2001        2000(c)       2001      2000(c)
                                                        ---------    ----------    ---------    ---------    --------    --------
Investment activity:
  Reinvested dividends................................  $      0     $       0     $      0     $     30     $    92       $  0
  Risk & administrative expense (note 4)..............      (389)           (3)      (1,320)          (3)       (666)       (11)
                                                        --------     ---------     --------     --------     -------       ----
       Net investment activity........................      (389)           (3)      (1,320)          27        (574)       (11)
                                                        --------     ---------     --------     --------     -------       ----
  Realized & unrealized gain (loss) on investments:
     Reinvested capital gains.........................    57,886             0            0            0         344          0
     Realized gain (loss).............................    (6,505)         (138)        (436)           4      (3,295)        (2)
     Unrealized gain (loss)...........................   (87,045)       (1,276)      18,348          214       3,474        (70)
                                                        --------     ---------     --------     --------     -------       ----
       Net gain (loss) on investments.................   (35,664)       (1,414)      17,912          218         523        (72)
                                                        --------     ---------     --------     --------     -------       ----
          Net increase (decrease) in contract owners'
            equity from operations....................  $(36,053)    $  (1,417)    $ 16,592     $    245     $   (51)      $(83)
                                                        ========     =========     ========     ========     =======       ====

---------------

(b) Period from November 1, 1999, date of commencement of operations.

(c) Period from October 16, 2000, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

FORM 5560.5

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF OPERATIONS

                    For the Three Periods Ended December 31, 2001, 2000 and 1999

                                                                                        JANUS ASPEN SERIES SERVICE SHARES
                                                   FIDELITY VIP SERVICE CL 2     ------------------------------------------------
                                                   --------------------------                                 WORLDWIDE GROWTH
                                                       GROWTH SUBACCOUNT            GROWTH SUBACCOUNT            SUBACCOUNT
                                                   --------------------------    -----------------------    ---------------------
                                                       2001         2000(c)        2001        2000(c)         2001       2000(c)
                                                   ------------    ----------    ---------    ----------    ----------    -------
Investment activity:
  Reinvested dividends...........................    $     32        $   0       $       0     $     0      $   2,051     $    26
  Risk & administrative expense (note 4).........      (1,092)         (13)         (5,416)        (52)        (4,068)        (41)
                                                     --------        -----       ---------     -------      ---------     -------
       Net investment activity...................      (1,060)         (13)         (5,416)        (52)        (2,017)        (15)
                                                     --------        -----       ---------     -------      ---------     -------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains....................       3,010            0           1,768           0              0           0
     Realized gain (loss)........................      (4,237)        (208)        (46,972)       (225)       (15,682)        133
     Unrealized loss.............................     (15,228)        (546)       (181,891)     (6,790)      (113,749)     (3,273)
                                                     --------        -----       ---------     -------      ---------     -------
       Net loss on investments...................     (16,455)        (754)       (227,095)     (7,015)      (129,431)     (3,140)
                                                     --------        -----       ---------     -------      ---------     -------
          Net decrease in contract owners' equity
            from operations......................    $(17,515)       $(767)      $(232,511)    $(7,067)     $(131,448)    $(3,155)
                                                     ========        =====       =========     =======      =========     =======

                                                                                            JP MORGAN SERIES TRUST II
                                                        JANUS ASPEN SERIES                  --------------------------
                                                          SERVICE SHARES                       SMALL         MID CAP
                                                       --------------------                   COMPANY         VALUE
                                                       BALANCED SUBACCOUNT                  SUBACCOUNT     SUBACCOUNT
                                                       --------------------                 -----------    -----------
                                                         2001       2000(c)                   2001(d)        2001(d)
                                                       ---------    -------                   -------        -------
Investment activity:
  Reinvested dividends...............................  $ 14,921      $ 408                    $     0       $       0
  Risk & administrative expense (note 4).............    (3,758)       (42)                         0              (2)
                                                       --------      -----                    -------       ---------
       Net investment activity.......................    11,163        366                          0              (2)
                                                       --------      -----                    -------       ---------
  Realized & unrealized gain (loss) on investments:
     Reinvested capital gains........................         0          0                          0               0
     Realized gain (loss)............................    (2,706)       (72)                         0               0
     Unrealized gain (loss)..........................   (22,041)       309                          3              99
                                                       --------      -----                    -------       ---------
       Net gain (loss) on investments................   (24,747)       237                          3              99
                                                       --------      -----                    -------       ---------
          Net increase (decrease) in contract owners'
            equity from operations...................  $(13,584)     $ 603                    $     3       $      97
                                                       ========      =====                    =======       =========

---------------

(c) Period from October 16, 2000, date of commencement of operations.

(d) Period from November 1, 2001, date of commencement of operations.
   The accompanying notes are an integral part of these financial statements.

FORM 5560.5

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF OPERATIONS

                    For the Three Periods Ended December 31, 2001, 2000 and 1999

                                                                  MFS INVESTMENT MANAGEMENT
                                                     ----------------------------------------------------
                                                        NEW        INVESTORS      MID CAP        TOTAL
                                                     DISCOVERY       GROWTH        GROWTH        RETURN
                                                     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                     ----------    ----------    ----------    ----------
                                                      2001(d)       2001(d)       2001(d)       2001(d)
                                                     ----------    ----------    ----------    ----------
Investment activity:
  Reinvested dividends.............................     $  0          $ 0           $  0          $  0
  Risk & administrative expense (note 4)...........       (2)          (5)            (1)          (11)
                                                        ----          ---           ----          ----
       Net investment activity.....................       (2)          (5)            (1)          (11)
                                                        ----          ---           ----          ----
  Realized & unrealized gain (loss) on investments:
     Reinvested capital gains......................        0            0              0             0
     Realized gain (loss)..........................        1            1              0            (7)
     Unrealized gain (loss)........................      161           39            (16)          634
                                                        ----          ---           ----          ----
       Net gain (loss) on investments..............      162           40            (16)          627
                                                        ----          ---           ----          ----
          Net increase (decrease) in contract
            owners' equity from operations.........     $160          $35           $(17)         $616
                                                        ====          ===           ====          ====

---------------

(d) Period from November 1, 2001, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

FORM 5560.5

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                    For the Three Periods Ended December 31, 2001, 2000 and 1999

                                                    EQUITY                                   MONEY MARKET
                                                  SUBACCOUNT                                  SUBACCOUNT
                                    ---------------------------------------   ------------------------------------------
                                       2001          2000          1999           2001           2000           1999
                                    -----------   -----------   -----------   ------------   ------------   ------------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity.........  $  (152,291)  $ 1,620,966   $  (132,325)  $    158,465   $    192,606   $    133,361
  Reinvested capital gains........            0       115,765    13,411,033              0              0              0
  Realized gain (loss)............     (270,595)     (207,654)    1,165,160         (7,547)         7,486        (31,917)
  Unrealized gain (loss)..........   (2,684,221)   (4,169,717)   (8,842,357)             0              0              0
                                    -----------   -----------   -----------   ------------   ------------   ------------
    Net increase (decrease) in
      contract owners' equity from
      operations..................   (3,107,107)   (2,640,640)    5,601,511        150,918        200,092        101,444
                                    -----------   -----------   -----------   ------------   ------------   ------------
Equity transactions:
  Contract purchase payments......    4,394,062     4,670,530     5,012,273     12,830,843     13,710,439      6,289,867
  Transfers from fixed & other
    subaccounts...................    2,342,131     4,078,552     2,442,831      7,124,105      4,708,475      5,592,228
  Withdrawals, surrenders & death
    benefit payments (note 5).....   (1,070,834)   (1,045,421)   (1,283,863)      (243,297)      (470,954)       (22,532)
  Transfers to fixed & other
    subaccounts...................   (1,897,966)   (4,454,560)   (6,010,815)   (14,781,040)   (17,491,135)   (11,367,686)
  Cost of insurance &
    administrative fee (note 5)...   (2,351,119)   (1,947,740)   (2,060,563)      (625,500)      (411,763)      (283,708)
                                    -----------   -----------   -----------   ------------   ------------   ------------
    Net equity transactions.......    1,416,274     1,301,361    (1,900,137)     4,305,111         45,062        208,169
                                    -----------   -----------   -----------   ------------   ------------   ------------
      Net change in contract
         owners' equity...........   (1,690,833)   (1,339,279)    3,701,374      4,456,029        245,154        309,613
Contract owners' equity:
  Beginning of period.............   33,528,167    34,867,446    31,166,072      4,623,149      4,377,995      4,068,382
                                    -----------   -----------   -----------   ------------   ------------   ------------
  End of period...................  $31,837,334   $33,528,167   $34,867,446   $  9,079,178   $  4,623,149   $  4,377,995
                                    ===========   ===========   ===========   ============   ============   ============
Change in units:
  Beginning units.................      992,625       956,502     1,017,189        241,942        241,831        234,262
                                    -----------   -----------   -----------   ------------   ------------   ------------
  Units purchased.................      194,498       227,284       217,408        887,584        911,914        490,875
  Units redeemed..................     (149,996)     (191,161)     (278,095)      (668,343)      (911,803)      (483,306)
                                    -----------   -----------   -----------   ------------   ------------   ------------
  Ending units....................    1,037,127       992,625       956,502        461,183        241,942        241,831
                                    ===========   ===========   ===========   ============   ============   ============

                                                     BOND
                                                  SUBACCOUNT
                                    ---------------------------------------
                                       2001          2000          1999
                                    -----------   -----------   -----------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity.........  $  150,579    $  130,856    $  106,661
  Reinvested capital gains........           0             0             0
  Realized gain (loss)............      (1,058)      (14,604)       (6,506)
  Unrealized gain (loss)..........      38,294        (6,663)     (103,003)
                                    ----------    ----------    ----------
    Net increase (decrease) in
      contract owners' equity from
      operations..................     187,815       109,589        (2,848)
                                    ----------    ----------    ----------
Equity transactions:
  Contract purchase payments......     373,285       382,750       419,790
  Transfers from fixed & other
    subaccounts...................     831,489       890,077       256,378
  Withdrawals, surrenders & death
    benefit payments (note 5).....     (19,906)     (112,895)     (103,237)
  Transfers to fixed & other
    subaccounts...................    (315,907)     (695,738)     (243,107)
  Cost of insurance &
    administrative fee (note 5)...    (157,457)     (111,329)     (122,471)
                                    ----------    ----------    ----------
    Net equity transactions.......     711,504       352,865       207,353
                                    ----------    ----------    ----------
      Net change in contract
         owners' equity...........     899,319       462,454       204,505
Contract owners' equity:
  Beginning of period.............   2,341,267     1,878,813     1,674,308
                                    ----------    ----------    ----------
  End of period...................  $3,240,586    $2,341,267    $1,878,813
                                    ==========    ==========    ==========
Change in units:
  Beginning units.................     107,023        90,240        80,280
                                    ----------    ----------    ----------
  Units purchased.................      43,314        35,344        31,567
  Units redeemed..................     (12,680)      (18,561)      (21,607)
                                    ----------    ----------    ----------
  Ending units....................     137,657       107,023        90,240
                                    ==========    ==========    ==========

   The accompanying notes are an integral part of these financial statements.

FORM 5560.5

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                    For the Three Periods Ended December 31, 2001, 2000 and 1999

                                                    OMNI                                  INTERNATIONAL
                                                 SUBACCOUNT                                 SUBACCOUNT
                                   ---------------------------------------   ----------------------------------------
                                      2001          2000          1999          2001           2000          1999
                                   -----------   -----------   -----------   -----------   ------------   -----------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity........  $    92,851   $    47,813   $   169,890   $  (110,798)  $  3,733,852   $  (125,913)
  Reinvested capital gains.......            0     1,735,033       411,548             0      1,504,779             0
  Realized gain (loss)...........     (378,674)      232,416       431,731      (514,895)       772,321       (55,726)
  Unrealized gain (loss).........     (980,043)   (3,721,000)      164,688    (4,837,063)   (11,248,050)   10,000,013
                                   -----------   -----------   -----------   -----------   ------------   -----------
    Net increase (decrease) in
      contract owners' equity
      from operations............   (1,265,866)   (1,705,738)    1,177,857    (5,462,756)    (5,237,098)    9,818,374
                                   -----------   -----------   -----------   -----------   ------------   -----------
Equity transactions:
  Contract purchase payments.....    1,376,261     1,603,215     2,179,009     2,327,420      2,835,534     3,266,962
  Transfers from fixed & other
    subaccounts..................      918,240       472,834       934,257       918,156      1,586,999       954,384
  Withdrawals, surrenders & death
    benefit payments (note 5)....     (389,584)     (485,938)     (600,731)     (603,141)      (811,388)     (881,527)
  Transfers to fixed & other
    subaccounts..................   (1,368,142)   (1,769,697)   (2,971,645)   (1,690,945)    (3,003,437)   (4,697,047)
  Cost of insurance &
    administrative fee (note
    5)...........................     (673,423)     (674,733)     (841,801)   (1,101,542)    (1,184,763)   (1,206,179)
                                   -----------   -----------   -----------   -----------   ------------   -----------
    Net equity transactions......     (136,648)     (854,319)   (1,300,911)     (150,052)      (577,055)   (2,563,407)
                                   -----------   -----------   -----------   -----------   ------------   -----------
      Net change in contract
         owners' equity..........   (1,402,514)   (2,560,057)     (123,054)   (5,612,808)    (5,814,153)    7,254,967
Contract owners' equity:
  Beginning of period............    9,248,783    11,808,840    11,931,894    18,306,110     24,120,263    16,865,296
                                   -----------   -----------   -----------   -----------   ------------   -----------
  End of period..................  $ 7,846,269   $ 9,248,783   $11,808,840   $12,693,302   $ 18,306,110   $24,120,263
                                   ===========   ===========   ===========   ===========   ============   ===========
Change in units:
  Beginning units................      352,906       380,822       425,296       809,614        823,799       957,063
                                   -----------   -----------   -----------   -----------   ------------   -----------
  Units purchased................       90,689        60,759       103,983       150,225        138,042       214,815
  Units redeemed.................      (96,616)      (88,675)     (148,457)     (156,841)      (152,227)     (348,079)
                                   -----------   -----------   -----------   -----------   ------------   -----------
  Ending units...................      346,979       352,906       380,822       802,998        809,614       823,799
                                   ===========   ===========   ===========   ===========   ============   ===========

                                            CAPITAL APPRECIATION
                                                 SUBACCOUNT
                                   ---------------------------------------
                                      2001          2000          1999
                                   -----------   -----------   -----------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity........  $   (26,035)  $1,051,957    $   125,624
  Reinvested capital gains.......    1,015,327        8,097        700,498
  Realized gain (loss)...........       43,195      (51,838)        36,655
  Unrealized gain (loss).........     (165,153)   1,086,250       (450,311)
                                   -----------   ----------    -----------
    Net increase (decrease) in
      contract owners' equity
      from operations............      867,334    2,094,466        412,466
                                   -----------   ----------    -----------
Equity transactions:
  Contract purchase payments.....    1,619,408    1,419,211      1,870,385
  Transfers from fixed & other
    subaccounts..................    3,066,605    1,234,985        851,618
  Withdrawals, surrenders & death
    benefit payments (note 5)....     (355,503)    (240,255)      (262,934)
  Transfers to fixed & other
    subaccounts..................   (1,278,673)  (2,558,696)    (1,789,041)
  Cost of insurance &
    administrative fee (note
    5)...........................     (785,576)    (466,538)      (574,371)
                                   -----------   ----------    -----------
    Net equity transactions......    2,266,261     (611,293)        95,657
                                   -----------   ----------    -----------
      Net change in contract
         owners' equity..........    3,133,595    1,483,173        508,123
Contract owners' equity:
  Beginning of period............    9,071,117    7,587,944      7,079,821
                                   -----------   ----------    -----------
  End of period..................  $12,204,712   $9,071,117    $ 7,587,944
                                   ===========   ==========    ===========
Change in units:
  Beginning units................      393,332      429,437        423,380
                                   -----------   ----------    -----------
  Units purchased................      179,776      100,927        150,157
  Units redeemed.................      (87,072)    (137,032)      (144,100)
                                   -----------   ----------    -----------
  Ending units...................      486,036      393,332        429,437
                                   ===========   ==========    ===========

   The accompanying notes are an integral part of these financial statements.

FORM 5560.5

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                    For the Three Periods Ended December 31, 2001, 2000 and 1999

                                                    SMALL CAP                        INTERNATIONAL SMALL COMPANY
                                                   SUBACCOUNT                                SUBACCOUNT
                                     ---------------------------------------   ---------------------------------------
                                        2001          2000          1999          2001          2000          1999
                                     -----------   -----------   -----------   -----------   -----------   -----------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity..........  $  (128,290)  $ 1,514,140   $  (100,544)  $   (25,376)  $   (37,705)  $   (20,937)
  Reinvested capital gains.........            0     2,858,005     5,797,375             0       245,250       479,458
  Realized gain (loss).............     (354,253)      707,796       307,091      (120,009)      141,064       202,058
  Unrealized gain (loss)...........   (3,437,379)   (7,883,839)    5,205,819    (1,091,565)   (2,137,347)    1,832,353
                                     -----------   -----------   -----------   -----------   -----------   -----------
    Net increase (decrease) in
      contract owners' equity from
      operations...................   (3,919,922)   (2,803,898)   11,209,741    (1,236,950)   (1,788,738)    2,492,932
                                     -----------   -----------   -----------   -----------   -----------   -----------
Equity transactions:
  Contract purchase payments.......    2,886,327     3,193,041     2,645,343       690,438       777,303       603,036
  Transfers from fixed & other
    subaccounts....................    1,319,620     4,154,635     3,174,822       279,958     1,404,836     1,743,233
  Withdrawals, surrenders & death
    benefit payments (note 5)......     (448,434)     (745,585)     (515,999)      (94,295)     (102,112)     (109,397)
  Transfers to fixed & other
    subaccounts....................   (2,069,957)   (4,614,163)   (2,004,103)     (476,391)   (1,004,126)   (1,506,122)
  Cost of insurance &
    administrative fee (note 5)....   (1,378,439)   (1,380,374)   (1,018,712)     (278,189)     (275,798)     (207,469)
                                     -----------   -----------   -----------   -----------   -----------   -----------
    Net equity transactions........      309,117       607,554     2,281,351       121,521       800,103       523,281
                                     -----------   -----------   -----------   -----------   -----------   -----------
      Net change in contract
         owners' equity............   (3,610,805)   (2,196,344)   13,491,092    (1,115,429)     (988,635)    3,016,213
Contract owners' equity:
  Beginning of period..............   20,544,786    22,741,130     9,250,038     4,072,131     5,060,766     2,044,553
                                     -----------   -----------   -----------   -----------   -----------   -----------
  End of period....................  $16,933,981   $20,544,786   $22,741,130   $ 2,956,702   $ 4,072,131   $ 5,060,766
                                     ===========   ===========   ===========   ===========   ===========   ===========
Change in units:
  Beginning units..................      606,632       591,732       493,227       207,195       178,216       149,011
                                     -----------   -----------   -----------   -----------   -----------   -----------
  Units purchased..................      138,590       139,121       232,863        52,414        75,375       103,765
  Units redeemed...................     (128,143)     (124,221)     (134,358)      (45,294)      (46,396)      (74,560)
                                     -----------   -----------   -----------   -----------   -----------   -----------
  Ending units.....................      617,079       606,632       591,732       214,315       207,195       178,216
                                     ===========   ===========   ===========   ===========   ===========   ===========

                                                AGGRESSIVE GROWTH
                                                   SUBACCOUNT
                                     ---------------------------------------
                                        2001          2000          1999
                                     -----------   -----------   -----------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity..........  $    10,546   $   (31,124)  $   (26,551)
  Reinvested capital gains.........            0             0             0
  Realized gain (loss).............     (156,386)       20,259       (41,002)
  Unrealized gain (loss)...........   (1,078,272)   (1,336,236)      248,666
                                     -----------   -----------   -----------
    Net increase (decrease) in
      contract owners' equity from
      operations...................   (1,224,112)   (1,347,101)      181,113
                                     -----------   -----------   -----------
Equity transactions:
  Contract purchase payments.......      890,901     1,065,456     1,136,033
  Transfers from fixed & other
    subaccounts....................      302,738       807,385       499,516
  Withdrawals, surrenders & death
    benefit payments (note 5)......      (49,562)      (99,671)     (182,042)
  Transfers to fixed & other
    subaccounts....................     (383,959)     (480,461)   (1,139,574)
  Cost of insurance &
    administrative fee (note 5)....     (297,364)     (296,749)     (338,621)
                                     -----------   -----------   -----------
    Net equity transactions........      462,754       995,960       (24,688)
                                     -----------   -----------   -----------
      Net change in contract
         owners' equity............     (761,358)     (351,141)      156,425
Contract owners' equity:
  Beginning of period..............    3,639,493     3,990,634     3,834,209
                                     -----------   -----------   -----------
  End of period....................  $ 2,878,135   $ 3,639,493   $ 3,990,634
                                     ===========   ===========   ===========
Change in units:
  Beginning units..................      318,530       251,875       254,032
                                     -----------   -----------   -----------
  Units purchased..................      129,423       118,526       109,858
  Units redeemed...................      (75,747)      (51,871)     (112,015)
                                     -----------   -----------   -----------
  Ending units.....................      372,206       318,530       251,875
                                     ===========   ===========   ===========

   The accompanying notes are an integral part of these financial statements.

FORM 5560.5

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                    For the Three Periods Ended December 31, 2001, 2000 and 1999

                                                   CORE GROWTH                             GROWTH & INCOME
                                                   SUBACCOUNT                                SUBACCOUNT
                                     ---------------------------------------   ---------------------------------------
                                        2001          2000          1999          2001          2000          1999
                                     -----------   -----------   -----------   -----------   -----------   -----------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity..........  $   (22,452)  $   438,416   $  (14,942)   $    67,947   $ 1,337,235   $   (43,039)
  Reinvested capital gains.........       27,425       235,726      763,382         10,239       389,114     1,905,785
  Realized gain (loss).............     (395,289)      147,702      115,808       (110,693)      396,768        74,709
  Unrealized gain (loss)...........   (1,338,547)   (1,923,525)     875,700     (1,829,027)   (3,347,968)    2,666,425
                                     -----------   -----------   ----------    -----------   -----------   -----------
    Net increase (decrease) in
      contract owners' equity from
      operations...................   (1,728,863)   (1,101,681)   1,739,948     (1,861,534)   (1,224,851)    4,603,880
                                     -----------   -----------   ----------    -----------   -----------   -----------
Equity transactions:
  Contract purchase payments.......      811,115       781,387      438,214      2,294,828     2,767,462     2,601,488
  Transfers from fixed & other
    subaccounts....................      576,855     2,115,317    1,317,575      1,274,515     2,055,031     2,589,201
  Withdrawals, surrenders & death
    benefit payments (note 5)......      (60,627)     (146,070)     (82,138)      (282,219)     (217,604)     (263,243)
  Transfers to fixed & other
    subaccounts....................     (857,210)     (831,867)    (853,515)    (1,393,164)   (2,487,842)   (1,254,948)
  Cost of insurance &
    administrative fee (note 5)....     (287,631)     (281,960)    (166,365)      (985,324)     (818,039)     (645,343)
                                     -----------   -----------   ----------    -----------   -----------   -----------
    Net equity transactions........      182,502     1,636,807      653,771        908,636     1,299,008     3,027,155
                                     -----------   -----------   ----------    -----------   -----------   -----------
      Net change in contract
         owners' equity............   (1,546,361)      535,126    2,393,719       (952,898)       74,157     7,631,035
Contract owners' equity:
  Beginning of period..............    4,225,295     3,690,169    1,296,450     13,327,314    13,253,157     5,622,122
                                     -----------   -----------   ----------    -----------   -----------   -----------
  End of period....................  $ 2,678,934   $ 4,225,295   $3,690,169    $12,374,416   $13,327,314   $13,253,157
                                     ===========   ===========   ==========    ===========   ===========   ===========
Change in units:
  Beginning units..................      242,290       174,597      124,781        631,007       571,171       390,193
                                     -----------   -----------   ----------    -----------   -----------   -----------
  Units purchased..................       99,987       114,601      125,973        163,842       194,743       298,794
  Units redeemed...................      (86,450)      (46,908)     (76,157)      (116,601)     (134,907)     (117,816)
                                     -----------   -----------   ----------    -----------   -----------   -----------
  Ending units.....................      255,827       242,290      174,597        678,248       631,007       571,171
                                     ===========   ===========   ==========    ===========   ===========   ===========

                                                  S&P 500 INDEX
                                                   SUBACCOUNT
                                     ---------------------------------------
                                        2001          2000          1999
                                     -----------   -----------   -----------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity..........  $   233,236   $   447,484   $   252,331
  Reinvested capital gains.........            0       153,012     1,388,105
  Realized gain (loss).............     (226,459)      184,103       199,621
  Unrealized gain (loss)...........   (2,705,218)   (2,865,408)    1,477,659
                                     -----------   -----------   -----------
    Net increase (decrease) in
      contract owners' equity from
      operations...................   (2,698,441)   (2,080,809)    3,317,716
                                     -----------   -----------   -----------
Equity transactions:
  Contract purchase payments.......    4,305,965     4,645,540     5,028,217
  Transfers from fixed & other
    subaccounts....................    2,766,524     3,634,503     7,673,684
  Withdrawals, surrenders & death
    benefit payments (note 5)......     (469,659)     (559,946)     (491,958)
  Transfers to fixed & other
    subaccounts....................   (2,383,220)   (4,573,493)   (3,445,258)
  Cost of insurance &
    administrative fee (note 5)....   (1,635,210)   (1,338,769)   (1,121,691)
                                     -----------   -----------   -----------
    Net equity transactions........    2,584,400     1,807,835     7,642,994
                                     -----------   -----------   -----------
      Net change in contract
         owners' equity............     (114,041)     (272,974)   10,960,710
Contract owners' equity:
  Beginning of period..............   18,400,789    18,673,763     7,713,053
                                     -----------   -----------   -----------
  End of period....................  $18,286,748   $18,400,789   $18,673,763
                                     ===========   ===========   ===========
Change in units:
  Beginning units..................      975,222       887,541       457,114
                                     -----------   -----------   -----------
  Units purchased..................      386,496       378,751       671,611
  Units redeemed...................     (235,061)     (291,070)     (241,184)
                                     -----------   -----------   -----------
  Ending units.....................    1,126,657       975,222       887,541
                                     ===========   ===========   ===========

   The accompanying notes are an integral part of these financial statements.

FORM 5560.5

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                    For the Three Periods Ended December 31, 2001, 2000 and 1999

                                                                 SOCIAL AWARENESS
                                                                    SUBACCOUNT
                                                      ---------------------------------------
                                                         2001          2000          1999
                                                      -----------   -----------   -----------
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity...........................   $ (2,383)     $  (3,192)    $  (1,286)
  Reinvested capital gains..........................          0              0             0
  Realized gain (loss)..............................    (14,987)        18,177       (62,411)
  Unrealized gain (loss)............................    (55,593)       (57,196)      131,316
                                                       --------      ---------     ---------
    Net increase (decrease) in contract owners'
      equity from operations........................    (72,963)       (42,211)       67,619
                                                       --------      ---------     ---------
Equity transactions:
  Contract purchase payments........................     76,859        119,062       158,628
  Transfers from fixed & other subaccounts..........     44,536         42,430       116,135
  Withdrawals, surrenders & death benefit payments
    (note 5)........................................    (16,981)       (11,651)       (6,911)
  Transfers to fixed & other subaccounts............    (59,415)      (176,361)     (363,431)
  Cost of insurance & administrative fee (note 5)...    (34,197)       (28,181)      (36,077)
                                                       --------      ---------     ---------
    Net equity transactions.........................     10,802        (54,701)     (131,656)
                                                       --------      ---------     ---------
      Net change in contract owners' equity.........    (62,161)       (96,912)      (64,037)
Contract owners' equity:
  Beginning of period...............................    368,413        465,325       529,362
                                                       --------      ---------     ---------
  End of period.....................................   $306,252      $ 368,413     $ 465,325
                                                       ========      =========     =========
Change in units:
  Beginning units...................................     37,937         41,479        55,122
                                                       --------      ---------     ---------
  Units purchased...................................     11,295         13,455        24,757
  Units redeemed....................................     (9,625)       (16,997)      (38,400)
                                                       --------      ---------     ---------
  Ending units......................................     39,607         37,937        41,479
                                                       ========      =========     =========

                                                                     BLUE CHIP                        EQUITY INCOME
                                                                    SUBACCOUNT                         SUBACCOUNT
                                                      ---------------------------------------   -------------------------
                                                         2001          2000         1999(b)        2001         2000(b)
                                                      -----------   -----------   -----------   -----------   -----------
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity...........................   $   (260)     $     237       $  0        $    776       $   249
  Reinvested capital gains..........................          0             36          1               0             0
  Realized gain (loss)..............................       (709)           314          0          (5,089)          104
  Unrealized gain (loss)............................    (17,986)        12,621         10          (5,610)       (7,151)
                                                       --------      ---------       ----        --------       -------
    Net increase (decrease) in contract owners'
      equity from operations........................    (18,955)        13,208         11          (9,923)       (6,798)
                                                       --------      ---------       ----        --------       -------
Equity transactions:
  Contract purchase payments........................    131,579         43,866          0          53,625        10,616
  Transfers from fixed & other subaccounts..........    237,695        574,678        462         132,420        64,053
  Withdrawals, surrenders & death benefit payments
    (note 5)........................................        (16)             0          0             (35)            0
  Transfers to fixed & other subaccounts............    (70,576)      (270,311)         0         (69,608)       (9,767)
  Cost of insurance & administrative fee (note 5)...    (33,576)       (10,032)        (5)        (10,429)       (2,526)
                                                       --------      ---------       ----        --------       -------
    Net equity transactions.........................    265,106        338,201        457         105,973        62,376
                                                       --------      ---------       ----        --------       -------
      Net change in contract owners' equity.........    246,151        351,409        468          96,050        55,578
Contract owners' equity:
  Beginning of period...............................    351,877            468          0          55,578             0
                                                       --------      ---------       ----        --------       -------
  End of period.....................................   $598,028      $ 351,877       $468        $151,628       $55,578
                                                       ========      =========       ====        ========       =======
Change in units:
  Beginning units...................................     33,841             45          0           5,860             0
                                                       --------      ---------       ----        --------       -------
  Units purchased...................................     30,909         34,808         45          14,252         6,463
  Units redeemed....................................     (4,246)        (1,012)         0          (1,845)         (603)
                                                       --------      ---------       ----        --------       -------
  Ending units......................................     60,504         33,841         45          18,267         5,860
                                                       ========      =========       ====        ========       =======

---------------

(b) Period from November 1, 1999, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

FORM 5560.5

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                    For the Three Periods Ended December 31, 2001, 2000 and 1999

                                                HIGH INCOME BOND                           CAPITAL GROWTH
                                                   SUBACCOUNT                                SUBACCOUNT
                                     ---------------------------------------   ---------------------------------------
                                        2001          2000         1999(b)        2001          2000         1999(b)
                                     -----------   -----------   -----------   -----------   -----------   -----------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity..........   $  17,726     $  2,109       $   509     $  (13,580)   $   (14,838)   $    (84)
  Reinvested capital gains.........           0            0             0              0          1,346      25,879
  Realized gain (loss).............      (2,826)      (3,189)            1       (286,265)      (108,562)        776
  Unrealized loss..................     (12,731)      (3,154)         (347)       (48,531)      (872,475)     (6,339)
                                      ---------     --------       -------     ----------    -----------    --------
    Net increase (decrease) in
      contract owners' equity from
      operations...................       2,169       (4,234)          163       (348,376)      (994,529)     20,232
                                      ---------     --------       -------     ----------    -----------    --------
Equity transactions:
  Contract purchase payments.......      85,690       16,548             0        591,010        741,707      16,540
  Transfers from fixed & other
    subaccounts....................     218,188       71,928        58,507        300,962      3,086,418     284,457
  Withdrawals, surrenders & death
    benefit payments (note 5)......      (3,064)        (544)         (171)       (12,610)       (46,486)       (261)
  Transfers to fixed & other
    subaccounts....................    (100,624)     (77,466)            0       (517,946)    (1,014,430)    (22,030)
  Cost of insurance &
    administrative fee (note 5)....     (16,123)      (3,120)          (62)      (164,399)      (107,687)       (620)
                                      ---------     --------       -------     ----------    -----------    --------
    Net equity transactions........     184,067        7,346        58,274        197,017      2,659,522     278,086
                                      ---------     --------       -------     ----------    -----------    --------
      Net change in contract
         owners' equity............     186,236        3,112        58,437       (151,359)     1,664,993     298,318
Contract owners' equity:
  Beginning of period..............      61,549       58,437             0      1,963,311        298,318           0
                                      ---------     --------       -------     ----------    -----------    --------
  End of period....................   $ 247,785     $ 61,549       $58,437     $1,811,952    $ 1,963,311    $298,318
                                      =========     ========       =======     ==========    ===========    ========
Change in units:
  Beginning units..................       6,486        5,678             0        188,206         21,003           0
                                      ---------     --------       -------     ----------    -----------    --------
  Units purchased..................      21,799        8,108         5,701         93,625        235,628      22,364
  Units redeemed...................      (3,055)      (7,300)          (23)       (76,895)       (68,425)     (1,361)
                                      ---------     --------       -------     ----------    -----------    --------
  Ending units.....................      25,230        6,486         5,678        204,936        188,206      21,003
                                      =========     ========       =======     ==========    ===========    ========

                                            NASDAQ 100
                                            SUBACCOUNT
                                     -------------------------
                                        2001         2000(c)
                                     -----------   -----------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity..........   $   (788)      $   (10)
  Reinvested capital gains.........          0             0
  Realized gain (loss).............    (13,493)          (66)
  Unrealized loss..................    (17,337)       (3,269)
                                      --------       -------
    Net increase (decrease) in
      contract owners' equity from
      operations...................    (31,618)       (3,345)
                                      --------       -------
Equity transactions:
  Contract purchase payments.......     73,182           256
  Transfers from fixed & other
    subaccounts....................    227,789        25,254
  Withdrawals, surrenders & death
    benefit payments (note 5)......     (4,680)            0
  Transfers to fixed & other
    subaccounts....................    (75,488)         (291)
  Cost of insurance &
    administrative fee (note 5)....    (13,585)         (246)
                                      --------       -------
    Net equity transactions........    207,218        24,973
                                      --------       -------
      Net change in contract
         owners' equity............    175,600        21,628
Contract owners' equity:
  Beginning of period..............     21,628             0
                                      --------       -------
  End of period....................   $197,228       $21,628
                                      ========       =======
Change in units:
  Beginning units..................      2,980             0
                                      --------       -------
  Units purchased..................     41,812         3,010
  Units redeemed...................     (4,132)          (30)
                                      --------       -------
  Ending units.....................     40,660         2,980
                                      ========       =======

---------------

(b) Period from November 1, 1999, date of commencement of operations.

(c) Period from October 16, 2000, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

FORM 5560.5

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                    For the Three Periods Ended December 31, 2001, 2000 and 1999

                                                                 JANUS ASPEN INSTITUTIONAL SHARES
                                         ---------------------------------------------------------------------------------
                                                         GROWTH                               WORLDWIDE GROWTH
                                                       SUBACCOUNT                                SUBACCOUNT
                                         ---------------------------------------   ---------------------------------------
                                            2001          2000         1999(a)        2001          2000         1999(a)
                                         -----------   -----------   -----------   -----------   -----------   -----------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity..............  $   (52,083)  $   146,862   $   (7,811)   $   (15,646)  $    85,328   $   (5,961)
  Reinvested capital gains.............       15,120       495,036        6,806              0       428,233            0
  Realized gain (loss).................     (371,422)       59,863        9,588       (185,220)       11,864        3,506
  Unrealized gain (loss)...............   (1,862,821)   (2,302,389)   1,075,487     (1,416,775)   (1,892,917)     954,815
                                         -----------   -----------   ----------    -----------   -----------   ----------
    Net increase (decrease) in contract
      owners' equity from operations...   (2,271,206)   (1,600,628)   1,084,070     (1,617,641)   (1,367,492)     952,360
                                         -----------   -----------   ----------    -----------   -----------   ----------
Equity transactions:
  Contract purchase payments...........    2,190,292     2,551,945    1,227,956      1,558,416     1,773,660      447,177
  Transfers from fixed & other
    subaccounts........................      840,318     3,877,486    4,493,684        437,295     3,882,468    2,495,368
  Withdrawals, surrenders & death
    benefit payments (note 5)..........     (134,239)     (120,779)     (69,942)       (45,980)      (54,225)     (18,171)
  Transfers to fixed & other
    subaccounts........................   (1,694,440)   (1,629,753)    (388,605)      (920,372)     (703,431)    (119,927)
  Cost of insurance & administrative
    fee (note 5).......................     (712,195)     (584,235)    (147,785)      (529,507)     (413,670)     (70,180)
                                         -----------   -----------   ----------    -----------   -----------   ----------
    Net equity transactions............      489,736     4,094,664    5,115,308        499,852     4,484,802    2,734,267
                                         -----------   -----------   ----------    -----------   -----------   ----------
      Net change in contract owners'
         equity........................   (1,781,470)    2,494,036    6,199,378     (1,117,789)    3,117,310    3,686,627
Contract owners' equity:
  Beginning of period..................    8,693,414     6,199,378            0      6,803,937     3,686,627            0
                                         -----------   -----------   ----------    -----------   -----------   ----------
  End of period........................  $ 6,911,944   $ 8,693,414   $6,199,378    $ 5,686,148   $ 6,803,937   $3,686,627
                                         ===========   ===========   ==========    ===========   ===========   ==========
Change in units:
  Beginning units......................      797,787       482,511            0        539,952       244,886            0
                                         -----------   -----------   ----------    -----------   -----------   ----------
  Units purchased......................      305,821       480,076      522,443        175,907       360,443      254,683
  Units redeemed.......................     (254,490)     (164,800)     (39,932)      (129,694)      (65,377)      (9,797)
                                         -----------   -----------   ----------    -----------   -----------   ----------
  Ending units.........................      849,118       797,787      482,511        586,165       539,952      244,886
                                         ===========   ===========   ==========    ===========   ===========   ==========

                                            JANUS ASPEN INSTITUTIONAL SHARES
                                         ---------------------------------------
                                                        BALANCED
                                                       SUBACCOUNT
                                         ---------------------------------------
                                            2001          2000         1999(b)
                                         -----------   -----------   -----------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity..............  $   49,414    $    86,060     $   565
  Reinvested capital gains.............           0         89,771           0
  Realized gain (loss).................     (28,947)        (3,530)        191
  Unrealized gain (loss)...............    (141,137)      (217,507)      1,157
                                         ----------    -----------     -------
    Net increase (decrease) in contract
      owners' equity from operations...    (120,670)       (45,206)      1,913
                                         ----------    -----------     -------
Equity transactions:
  Contract purchase payments...........     421,051        331,533         950
  Transfers from fixed & other
    subaccounts........................     846,299      2,897,065      69,482
  Withdrawals, surrenders & death
    benefit payments (note 5)..........     (51,590)       (32,186)          0
  Transfers to fixed & other
    subaccounts........................    (335,647)    (1,018,062)          0
  Cost of insurance & administrative
    fee (note 5).......................    (185,192)       (88,356)       (160)
                                         ----------    -----------     -------
    Net equity transactions............     694,921      2,089,994      70,272
                                         ----------    -----------     -------
      Net change in contract owners'
         equity........................     574,251      2,044,788      72,185
Contract owners' equity:
  Beginning of period..................   2,116,973         72,185           0
                                         ----------    -----------     -------
  End of period........................  $2,691,224    $ 2,116,973     $72,185
                                         ==========    ===========     =======
Change in units:
  Beginning units......................     197,829          6,543           0
                                         ----------    -----------     -------
  Units purchased......................     111,384        208,373       6,557
  Units redeemed.......................     (43,425)       (17,087)        (14)
                                         ----------    -----------     -------
  Ending units.........................     265,788        197,829       6,543
                                         ==========    ===========     =======

---------------

(a) Period from May 3, 1999, date of commencement of operations.

(b) Period from November 1, 1999, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

FORM 5560.5

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                    For the Three Periods Ended December 31, 2001, 2000 and 1999

                                                                     STRONG VARIABLE ANNUITY FUNDS
                                           ---------------------------------------------------------------------------------
                                                       OPPORTUNITY II                          MULTI CAP VALUE II
                                                         SUBACCOUNT                                SUBACCOUNT
                                           ---------------------------------------   ---------------------------------------
                                              2001          2000         1999(b)        2001          2000         1999(b)
                                           -----------   -----------   -----------   -----------   -----------   -----------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity................  $   (1,336)    $    (727)     $   (3)      $  (2,245)    $    (360)     $   17
  Reinvested capital gains...............     163,009        57,424           0             109             0          91
  Realized gain (loss)...................     (22,244)        1,395           0          (2,513)        5,741          36
  Unrealized gain (loss).................    (154,158)      (56,037)        246          10,592         3,339        (122)
                                           ----------     ---------      ------       ---------     ---------      ------
    Net increase (decrease) in contract
      owners' equity from operations.....     (14,729)        2,055         243           5,943         8,720          22
                                           ----------     ---------      ------       ---------     ---------      ------
Equity transactions:
  Contract purchase payments.............     226,126        37,104          27          63,805        14,030          69
  Transfers from fixed & other
    subaccounts..........................     750,794       958,375       3,529         285,536       471,607       8,647
  Withdrawals, surrenders & death benefit
    payments (note 5)....................      (8,919)           73           0          (3,756)            0           0
  Transfers to fixed & other
    subaccounts..........................    (244,202)     (493,700)       (795)       (225,356)     (260,292)          0
  Cost of insurance & administrative fee
    (note 5).............................     (58,669)      (13,246)        (34)        (21,103)       (7,471)        (13)
                                           ----------     ---------      ------       ---------     ---------      ------
    Net equity transactions..............     665,130       488,606       2,727          99,126       217,874       8,703
                                           ----------     ---------      ------       ---------     ---------      ------
      Net change in contract owners'
         equity..........................     650,401       490,661       2,970         105,069       226,594       8,725
Contract owners' equity:
  Beginning of period....................     493,631         2,970           0         235,319         8,725           0
                                           ----------     ---------      ------       ---------     ---------      ------
  End of period..........................  $1,144,032     $ 493,631      $2,970       $ 340,388     $ 235,319      $8,725
                                           ==========     =========      ======       =========     =========      ======
Change in units:
  Beginning units........................      41,787           266           0          21,367           848           0
                                           ----------     ---------      ------       ---------     ---------      ------
  Units purchased........................      77,677        47,024         269          26,245        41,637         849
  Units redeemed.........................     (18,135)       (5,503)         (3)        (17,704)      (21,118)         (1)
                                           ----------     ---------      ------       ---------     ---------      ------
  Ending units...........................     101,329        41,787         266          29,908        21,367         848
                                           ==========     =========      ======       =========     =========      ======

                                                STRONG VARIABLE ANNUITY FUNDS
                                           ---------------------------------------
                                                      MID-CAP GROWTH II
                                                         SUBACCOUNT
                                           ---------------------------------------
                                              2001          2000         1999(b)
                                           -----------   -----------   -----------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity................  $  (12,882)   $   (9,537)    $   (107)
  Reinvested capital gains...............           0       128,565            0
  Realized gain (loss)...................    (160,074)      (44,438)         453
  Unrealized gain (loss).................    (518,152)     (512,724)      25,711
                                           ----------    ----------     --------
    Net increase (decrease) in contract
      owners' equity from operations.....    (691,108)     (438,134)      26,057
                                           ----------    ----------     --------
Equity transactions:
  Contract purchase payments.............     655,415       377,416        4,910
  Transfers from fixed & other
    subaccounts..........................     795,582     2,075,912      277,711
  Withdrawals, surrenders & death benefit
    payments (note 5)....................     (30,994)      (39,626)           0
  Transfers to fixed & other
    subaccounts..........................    (542,245)     (427,194)     (15,869)
  Cost of insurance & administrative fee
    (note 5).............................    (185,175)      (86,420)        (735)
                                           ----------    ----------     --------
    Net equity transactions..............     692,583     1,900,088      266,017
                                           ----------    ----------     --------
      Net change in contract owners'
         equity..........................       1,475     1,461,954      292,074
Contract owners' equity:
  Beginning of period....................   1,754,028       292,074            0
                                           ----------    ----------     --------
  End of period..........................  $1,755,503    $1,754,028     $292,074
                                           ==========    ==========     ========
Change in units:
  Beginning units........................     160,557        22,599            0
                                           ----------    ----------     --------
  Units purchased........................     143,637       170,289       22,660
  Units redeemed.........................     (70,325)      (32,331)         (61)
                                           ----------    ----------     --------
  Ending units...........................     233,869       160,557       22,599
                                           ==========    ==========     ========

---------------

(b) Period from November 1, 1999, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

FORM 5560.5

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                    For the Three Periods Ended December 31, 2001, 2000 and 1999

                                                                             GOLDMAN SACHS
                                           ---------------------------------------------------------------------------------
                                                     VIT GROWTH & INCOME                       VIT CORE US EQUITY
                                                         SUBACCOUNT                                SUBACCOUNT
                                           ---------------------------------------   ---------------------------------------
                                              2001          2000         1999(a)        2001          2000         1999(b)
                                           -----------   -----------   -----------   -----------   -----------   -----------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity................   $  (2,510)    $  (3,138)   $    6,342     $   (165)      $   302       $    21
  Reinvested capital gains...............           0             0             0            0           532            88
  Realized gain (loss)...................     (22,476)          621        (1,291)      (9,305)       (2,349)          (15)
  Unrealized gain (loss).................     (70,286)      (43,928)        5,904       (8,079)       (7,110)          283
                                            ---------     ---------    ----------     --------       -------       -------
    Net increase (decrease) in contract
      owners' equity from operations.....     (95,272)      (46,445)       10,955      (17,549)       (8,625)          377
                                            ---------     ---------    ----------     --------       -------       -------
Equity transactions:
  Contract purchase payments.............     149,859       253,791       224,791       28,745        15,510            27
  Transfers from fixed & other
    subaccounts..........................     113,404       269,811       587,752       79,928        92,863        11,931
  Withdrawals, surrenders & death benefit
    payments (note 5)....................     (33,499)      (20,900)          148         (709)            0             0
  Transfers to fixed & other
    subaccounts..........................    (152,418)     (161,300)     (121,177)     (40,014)       (7,457)       (4,541)
  Cost of insurance & administrative fee
    (note 5).............................     (72,955)      (61,304)      (14,869)     (11,174)       (3,969)          (22)
                                            ---------     ---------    ----------     --------       -------       -------
    Net equity transactions..............       4,391       280,098       676,645       56,776        96,947         7,395
                                            ---------     ---------    ----------     --------       -------       -------
      Net change in contract owners'
         equity..........................     (90,881)      233,653       687,600       39,227        88,322         7,772
Contract owners' equity:
  Beginning of period....................     921,253       687,600             0       96,094         7,772             0
                                            ---------     ---------    ----------     --------       -------       -------
  End of period..........................   $ 830,372     $ 921,253    $  687,600     $135,321       $96,094       $ 7,772
                                            =========     =========    ==========     ========       =======       =======
Change in units:
  Beginning units........................     101,634        71,765             0        9,799           711             0
                                            ---------     ---------    ----------     --------       -------       -------
  Units purchased........................      28,947        51,504        77,155       11,841         9,645           713
  Units redeemed.........................     (28,776)      (21,635)       (5,390)      (5,851)         (557)           (2)
                                            ---------     ---------    ----------     --------       -------       -------
  Ending units...........................     101,805       101,634        71,765       15,789         9,799           711
                                            =========     =========    ==========     ========       =======       =======

                                                        GOLDMAN SACHS
                                           ---------------------------------------
                                                     VIT CAPITAL GROWTH
                                                         SUBACCOUNT
                                           ---------------------------------------
                                              2001          2000         1999(b)
                                           -----------   -----------   -----------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity................   $ (1,149)     $    (710)    $      6
  Reinvested capital gains...............        775         18,774          521
  Realized gain (loss)...................     (6,665)       (19,834)         415
  Unrealized gain (loss).................    (25,715)       (12,242)         472
                                            --------      ---------     --------
    Net increase (decrease) in contract
      owners' equity from operations.....    (32,754)       (14,012)       1,414
                                            --------      ---------     --------
Equity transactions:
  Contract purchase payments.............     65,621         84,246          506
  Transfers from fixed & other
    subaccounts..........................    151,929        448,729       27,948
  Withdrawals, surrenders & death benefit
    payments (note 5)....................        (33)             0            0
  Transfers to fixed & other
    subaccounts..........................    (81,808)      (343,858)     (15,776)
  Cost of insurance & administrative fee
    (note 5).............................    (25,263)       (12,671)         (86)
                                            --------      ---------     --------
    Net equity transactions..............    110,446        176,446       12,592
                                            --------      ---------     --------
      Net change in contract owners'
         equity..........................     77,692        162,434       14,006
Contract owners' equity:
  Beginning of period....................    176,440         14,006            0
                                            --------      ---------     --------
  End of period..........................   $254,132      $ 176,440     $ 14,006
                                            ========      =========     ========
Change in units:
  Beginning units........................     17,270          1,252            0
                                            --------      ---------     --------
  Units purchased........................     18,072         35,265        2,271
  Units redeemed.........................     (6,042)       (19,247)      (1,019)
                                            --------      ---------     --------
  Ending units...........................     29,300         17,270        1,252
                                            ========      =========     ========

---------------

(a) Period from May 3, 1999, date of commencement of operations.

(b) Period from November 1, 1999, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

FORM 5560.5

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                    For the Three Periods Ended December 31, 2001, 2000 and 1999

                                                           MORGAN STANLEY                    LAZARD RETIREMENT
                                                      -------------------------   ---------------------------------------
                                                           US REAL ESTATE                     EMERGING MARKET
                                                             SUBACCOUNT                         SUBACCOUNT
                                                      -------------------------   ---------------------------------------
                                                         2001         2000(b)        2001          2000         1999(b)
                                                      -----------   -----------   -----------   -----------   -----------
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity...........................   $   7,807     $   3,694     $  (1,558)    $  (3,385)    $     440
  Reinvested capital gains..........................       2,126         1,579             0        22,252             0
  Realized gain (loss)..............................      11,732        14,632       (25,737)        7,737         5,449
  Unrealized gain (loss)............................       1,512        19,989       (15,295)     (226,158)      107,388
                                                       ---------     ---------     ---------     ---------     ---------
    Net increase (decrease) in contract owners'
      equity from operations........................      23,177        39,894       (42,590)     (199,554)      113,277
                                                       ---------     ---------     ---------     ---------     ---------
Equity transactions:
  Contract purchase payments........................      51,938        41,735       176,732       184,715        22,776
  Transfers from fixed & other subaccounts..........      74,022       855,067       180,121       124,287       563,737
  Withdrawals, surrenders & death benefit payments
    (note 5)........................................      (9,616)            0        (6,867)       (9,069)         (536)
  Transfers to fixed & other subaccounts............    (167,277)     (609,947)     (157,825)      (87,386)     (108,799)
  Cost of insurance & administrative fee (note 5)...     (20,674)      (10,160)      (58,922)      (43,168)       (6,614)
                                                       ---------     ---------     ---------     ---------     ---------
    Net equity transactions.........................     (71,607)      276,695       133,239       169,379       470,564
                                                       ---------     ---------     ---------     ---------     ---------
      Net change in contract owners' equity.........     (48,430)      316,589        90,649       (30,175)      583,841
Contract owners' equity:
  Beginning of period...............................     316,589             0       553,666       583,841             0
                                                       ---------     ---------     ---------     ---------     ---------
  End of period.....................................   $ 268,159     $ 316,589     $ 644,315     $ 553,666     $ 583,841
                                                       =========     =========     =========     =========     =========
Change in units:
  Beginning units...................................      24,304             0        61,947        46,635             0
                                                       ---------     ---------     ---------     ---------     ---------
  Units purchased...................................       7,557        71,290        30,987        25,626        47,535
  Units redeemed....................................     (12,978)      (46,986)      (16,418)      (10,314)         (900)
                                                       ---------     ---------     ---------     ---------     ---------
  Ending units......................................      18,883        24,304        76,516        61,947        46,635
                                                       =========     =========     =========     =========     =========

                                                                 LAZARD RETIREMENT
                                                      ---------------------------------------
                                                                     SMALL CAP
                                                                    SUBACCOUNT
                                                      ---------------------------------------
                                                         2001          2000         1999(b)
                                                      -----------   -----------   -----------
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity...........................  $   (4,538)    $   (567)      $    (2)
  Reinvested capital gains..........................      85,213        2,158            37
  Realized gain (loss)..............................       5,709        3,588             0
  Unrealized gain (loss)............................      80,403       22,274           536
                                                      ----------     --------       -------
    Net increase (decrease) in contract owners'
      equity from operations........................     166,787       27,453           571
                                                      ----------     --------       -------
Equity transactions:
  Contract purchase payments........................     213,680       38,598           106
  Transfers from fixed & other subaccounts..........   1,575,242      249,063        42,908
  Withdrawals, surrenders & death benefit payments
    (note 5)........................................     (48,569)      (1,347)            0
  Transfers to fixed & other subaccounts............    (460,772)     (88,946)            0
  Cost of insurance & administrative fee (note 5)...     (71,682)      (8,783)          (63)
                                                      ----------     --------       -------
    Net equity transactions.........................   1,207,899      188,585        42,951
                                                      ----------     --------       -------
      Net change in contract owners' equity.........   1,374,686      216,038        43,522
Contract owners' equity:
  Beginning of period...............................     259,560       43,522             0
                                                      ----------     --------       -------
  End of period.....................................  $1,634,246     $259,560       $43,522
                                                      ==========     ========       =======
Change in units:
  Beginning units...................................      20,488        4,128             0
                                                      ----------     --------       -------
  Units purchased...................................     118,197       23,131         4,134
  Units redeemed....................................     (29,125)      (6,771)           (6)
                                                      ----------     --------       -------
  Ending units......................................     109,560       20,488         4,128
                                                      ==========     ========       =======

---------------

(b) Period from November 1, 1999, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

FORM 5560.5

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                    For the Three Periods Ended December 31, 2001, 2000 and 1999

                                                                PBHG              FIDELITY VIP SERVICE CL 2
                                                      -------------------------   -------------------------
                                                             TECH & COMM                 MID-CAP III
                                                             SUBACCOUNT                  SUBACCOUNT
                                                      -------------------------   -------------------------
                                                         2001         2000(c)        2001         2000(c)
                                                      -----------   -----------   -----------   -----------
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity...........................   $   (389)      $    (3)     $ (1,320)      $    27
  Reinvested capital gains..........................     57,886             0             0             0
  Realized gain (loss)..............................     (6,505)         (138)         (436)            4
  Unrealized gain (loss)............................    (87,045)       (1,276)       18,348           214
                                                       --------       -------      --------       -------
    Net increase (decrease) in contract owners'
      equity from operations........................    (36,053)       (1,417)       16,592           245
                                                       --------       -------      --------       -------
Equity transactions:
  Contract purchase payments........................     46,150           197       117,491           237
  Transfers from fixed & other subaccounts..........    127,618        12,211       406,625         9,797
  Withdrawals, surrenders & death benefit payments
    (note 5)........................................          0             0          (229)            0
  Transfers to fixed & other subaccounts............    (22,278)         (194)      (61,836)          (16)
  Cost of insurance & administrative fee (note 5)...     (8,406)          (70)      (22,626)         (140)
                                                       --------       -------      --------       -------
    Net equity transactions.........................    143,084        12,144       439,425         9,878
                                                       --------       -------      --------       -------
      Net change in contract owners' equity.........    107,031        10,727       456,017        10,123
Contract owners' equity:
  Beginning of period...............................     10,727             0        10,123             0
                                                       --------       -------      --------       -------
  End of period.....................................   $117,758       $10,727      $466,140       $10,123
                                                       ========       =======      ========       =======
Change in units:
  Beginning units...................................      1,976             0           962             0
                                                       --------       -------      --------       -------
  Units purchased...................................     47,481         1,987        48,199           976
  Units redeemed....................................     (3,609)          (11)       (2,913)          (14)
                                                       --------       -------      --------       -------
  Ending units......................................     45,848         1,976        46,248           962
                                                       ========       =======      ========       =======

                                                                  FIDELITY VIP SERVICE CL 2
                                                      -----------------------------------------------------
                                                              CONTRA II                    GROWTH
                                                             SUBACCOUNT                  SUBACCOUNT
                                                      -------------------------   -------------------------
                                                         2001         2000(c)        2001         2000(c)
                                                      -----------   -----------   -----------   -----------
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity...........................   $   (574)      $   (11)     $ (1,060)      $   (13)
  Reinvested capital gains..........................        344             0         3,010             0
  Realized gain (loss)..............................     (3,295)           (2)       (4,237)         (208)
  Unrealized gain (loss)............................      3,474           (70)      (15,228)         (546)
                                                       --------       -------      --------       -------
    Net increase (decrease) in contract owners'
      equity from operations........................        (51)          (83)      (17,515)         (767)
                                                       --------       -------      --------       -------
Equity transactions:
  Contract purchase payments........................     90,717             0        94,919           128
  Transfers from fixed & other subaccounts..........    345,465        13,406       308,364        10,340
  Withdrawals, surrenders & death benefit payments
    (note 5)........................................          0             0             0             0
  Transfers to fixed & other subaccounts............    (28,078)            0       (37,844)            0
  Cost of insurance & administrative fee (note 5)...    (10,982)         (117)      (22,219)         (184)
                                                       --------       -------      --------       -------
    Net equity transactions.........................    397,122        13,289       343,220        10,284
                                                       --------       -------      --------       -------
      Net change in contract owners' equity.........    397,071        13,206       325,705         9,517
Contract owners' equity:
  Beginning of period...............................     13,206             0         9,517             0
                                                       --------       -------      --------       -------
  End of period.....................................   $410,277       $13,206      $335,222       $ 9,517
                                                       ========       =======      ========       =======
Change in units:
  Beginning units...................................      1,353             0         1,041             0
                                                       --------       -------      --------       -------
  Units purchased...................................     49,958         1,365        48,809         1,060
  Units redeemed....................................     (2,933)          (12)       (4,872)          (19)
                                                       --------       -------      --------       -------
  Ending units......................................     48,378         1,353        44,978         1,041
                                                       ========       =======      ========       =======

---------------

(c) Period from October 16, 2000, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

FORM 5560.5

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                    For the Three Periods Ended December 31, 2001, 2000 and 1999

                                                                   JANUS ASPEN SERVICE SHARES
                                                      -----------------------------------------------------
                                                               GROWTH                 WORLDWIDE GROWTH
                                                             SUBACCOUNT                  SUBACCOUNT
                                                      -------------------------   -------------------------
                                                         2001         2000(c)        2001         2000(c)
                                                      -----------   -----------   -----------   -----------
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity...........................  $   (5,416)    $    (52)    $   (2,017)    $    (15)
  Reinvested capital gains..........................       1,768            0              0            0
  Realized gain (loss)..............................     (46,972)        (225)       (15,682)         133
  Unrealized gain (loss)............................    (181,891)      (6,790)      (113,749)      (3,273)
                                                      ----------     --------     ----------     --------
    Net increase (decrease) in contract owners'
      equity from operations........................    (232,511)      (7,067)      (131,448)      (3,155)
                                                      ----------     --------     ----------     --------
Equity transactions:
  Contract purchase payments........................     444,654       11,332        384,900       10,181
  Transfers from fixed & other subaccounts..........   1,338,099      171,658      1,063,569      100,459
  Withdrawals, surrenders & death benefit payments
    (note 5)........................................     (11,839)           0        (10,908)           0
  Transfers to fixed & other subaccounts............    (550,765)     (20,934)      (210,957)      (5,037)
  Cost of insurance & administrative fee (note 5)...     (95,358)      (1,503)       (85,402)      (1,774)
                                                      ----------     --------     ----------     --------
    Net equity transactions.........................   1,124,791      160,553      1,141,202      103,829
                                                      ----------     --------     ----------     --------
      Net change in contract owners' equity.........     892,280      153,486      1,009,754      100,674
Contract owners' equity:
  Beginning of period...............................     153,486            0        100,674            0
                                                      ----------     --------     ----------     --------
  End of period.....................................  $1,045,766     $153,486     $1,110,428     $100,674
                                                      ==========     ========     ==========     ========
Change in units:
  Beginning units...................................      17,291            0         11,009            0
                                                      ----------     --------     ----------     --------
  Units purchased...................................     182,980       17,453        172,773       11,197
  Units redeemed....................................     (42,222)        (162)       (25,675)        (188)
                                                      ----------     --------     ----------     --------
  Ending units......................................     158,049       17,291        158,107       11,009
                                                      ==========     ========     ==========     ========

                                                                                    JP MORGAN SERIES TRUST II
                                                       JANUS ASPEN SERVICE SHARES   -------------------------
                                                       --------------------------      SMALL        MID CAP
                                                                BALANCED              COMPANY        VALUE
                                                               SUBACCOUNT           SUBACCOUNT    SUBACCOUNT
                                                        -------------------------   -----------   -----------
                                                           2001         2000(c)       2001(d)       2001(d)
                                                        -----------   -----------   -----------   -----------
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity...........................    $   11,163      $   366        $  0         $   (2)
  Reinvested capital gains..........................             0            0           0              0
  Realized gain (loss)..............................        (2,706)         (72)          0              0
  Unrealized gain (loss)............................       (22,041)         309           3             99
                                                        ----------      -------        ----         ------
    Net increase (decrease) in contract owners'
      equity from operations........................       (13,584)         603           3             97
                                                        ----------      -------        ----         ------
Equity transactions:
  Contract purchase payments........................       329,451        5,761         141            137
  Transfers from fixed & other subaccounts..........     1,176,991       74,679           0          4,410
  Withdrawals, surrenders & death benefit payments
    (note 5)........................................        (2,720)           0           0              0
  Transfers to fixed & other subaccounts............      (251,495)           0           0              0
  Cost of insurance & administrative fee (note 5)...       (71,406)        (848)         (1)           (18)
                                                        ----------      -------        ----         ------
    Net equity transactions.........................     1,180,821       79,592         140          4,529
                                                        ----------      -------        ----         ------
      Net change in contract owners' equity.........     1,167,237       80,195         143          4,626
Contract owners' equity:
  Beginning of period...............................        80,195            0           0              0
                                                        ----------      -------        ----         ------
  End of period.....................................    $1,247,432      $80,195        $143         $4,626
                                                        ==========      =======        ====         ======
Change in units:
  Beginning units...................................         8,038            0           0              0
                                                        ----------      -------        ----         ------
  Units purchased...................................       135,229        8,123          13            424
  Units redeemed....................................       (10,790)         (85)          0             (2)
                                                        ----------      -------        ----         ------
  Ending units......................................       132,477        8,038          13            422
                                                        ==========      =======        ====         ======

---------------

(c) Period from October 16, 2000, date of commencement of operations.

(d) Period from November 1, 2001, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

FORM 5560.5

OHIO NATIONAL VARIABLE ACCOUNT R

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                    For the Three Periods Ended December 31, 2001, 2000 and 1999

                                                                           MFS INVESTMENT MANAGEMENT
                                                          ------------------------------------------------------------
                                                              NEW          INVESTORS        MID-CAP
                                                           DISCOVERY         GROWTH          GROWTH       TOTAL RETURN
                                                           SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                          ------------    ------------    ------------    ------------
                                                            2001(d)         2001(d)         2001(d)         2001(d)
                                                          ------------    ------------    ------------    ------------
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity...............................     $   (2)        $    (5)         $   (1)        $   (11)
  Reinvested capital gains..............................          0               0               0               0
  Realized gain (loss)..................................          1               1               0              (7)
  Unrealized gain (loss)................................        161              39             (16)            634
                                                             ------         -------          ------         -------
    Net increase (decrease) in contract owners' equity
      from operations...................................        160              35             (17)            616
                                                             ------         -------          ------         -------
Equity transactions:
  Contract purchase payments............................          0             291               0             699
  Transfers from fixed & other subaccounts..............      2,520           9,379           1,263          48,709
  Withdrawals, surrenders & death benefit payments (note
    5)..................................................          0               0               0               0
  Transfers to fixed & other subaccounts................          0          (4,690)              0            (239)
  Cost of insurance & administrative fee (note 5).......        (23)            (72)             (8)           (161)
                                                             ------         -------          ------         -------
    Net equity transactions.............................      2,497           4,908           1,255          49,008
                                                             ------         -------          ------         -------
      Net change in contract owners' equity.............      2,657           4,943           1,238          49,624
Contract owners' equity:
  Beginning of period...................................          0               0               0               0
                                                             ------         -------          ------         -------
  End of period.........................................     $2,657         $ 4,943          $1,238         $49,624
                                                             ======         =======          ======         =======
Change in units:
  Beginning units.......................................          0               0               0               0
                                                             ------         -------          ------         -------
  Units purchased.......................................        232             468             112           4,873
  Units redeemed........................................         (2)             (7)             (1)            (39)
                                                             ------         -------          ------         -------
  Ending units..........................................        230             461             111           4,834
                                                             ======         =======          ======         =======

---------------

(d) Period from November 1, 2001, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

FORM 5560.5

OHIO NATIONAL VARIABLE ACCOUNT R
NOTES TO FINANCIAL STATEMENTS

(1) BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Ohio National Variable Account R (the Account) is a separate account of The Ohio National Life Assurance Corporation (ONLAC). All obligations arising under variable life insurance contracts are general corporate obligations of ONLAC. ONLAC is a wholly-owned subsidiary of The Ohio National Life Insurance Company (ONLIC). The account has been registered as a unit investment trust under the Investment Company Act of 1940.

   Assets of the Account are invested in portfolio shares of Ohio National Fund, Inc., Janus Aspen Series, Strong Variable Annuity Funds, Inc., Morgan Stanley Universal Funds, Goldman Sachs Variable Insurance Trust, Lazard Retirement Funds, PBHG Insurance Series Fund, Inc., Fidelity VIP Service CL 2, JP Morgan Series Trust II and MFS Investment Management (collectively the Funds). The Funds are diversified open-end management investment companies. The Funds' investments are subject to varying degrees of market, interest and financial risks; the issuers' abilities to meet certain obligations may be affected by economic developments in their respective industries.

   The fair value of the underlying mutual funds is based on the closing net asset value of fund shares held at December 31, 2001. Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded on the ex-dividend date. Net realized capital gains and losses are determined on the basis of average cost.

   Ohio National Investments, Inc. (ONI), a wholly owned subsidiary of ONLIC, performs investment advisory services on behalf of the Ohio National Fund, Inc., in which the Account invests. For these services, ONI receives fees from the mutual funds.

   The accompanying financial statements include only the contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of ONLAC.

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Some of the underlying mutual funds have been established by investment advisors which manage publicly traded mutual funds, having similar names and investment objectives. While some of the underlying mutual funds may be similar to publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performances of publicly traded mutual funds and any corresponding underlying mutual fund may differ substantially.

                                                                     (continued)

FORM 5560.5

OHIO NATIONAL VARIABLE ACCOUNT R
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(2) INVESTMENTS

   At December 31, 2001, the aggregate cost and number of shares of the underlying funds owned by the respective subaccounts were:

                                                     MONEY
                                    EQUITY          MARKET          BOND          OMNI
                                  SUBACCOUNT      SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                                --------------    -----------    ----------    -----------
Aggregate Cost................   $39,774,651      $9,079,178     $3,317,823    $10,473,515
Number of Shares..............     1,498,298         907,918        323,541        596,040

                                                   CAPITAL
                                INTERNATIONAL    APPRECIATION     SMALL CAP
                                 SUBACCOUNT       SUBACCOUNT     SUBACCOUNT
                                -------------    ------------    -----------
Aggregate Cost................   $20,371,234     $11,729,417     $21,363,047
Number of Shares..............     1,521,979         868,354         936,718

                                INTERNATIONAL
                                    SMALL         AGGRESSIVE        CORE        GROWTH &
                                   COMPANY          GROWTH         GROWTH        INCOME
                                  SUBACCOUNT      SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                                --------------    -----------    ----------    -----------
Aggregate Cost................   $ 4,526,706      $4,917,507     $4,966,431    $14,538,040
Number of Shares..............       314,509         498,724        375,991        965,695


                                  S&P 500        SOCIAL
                                   INDEX        AWARENESS      BLUE CHIP
                                SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                -----------    -----------    -----------
Aggregate Cost................  $21,812,788    $   421,807    $   603,382
Number of Shares..............    1,535,153         42,464         58,931

                                                     HIGH
                                    EQUITY          INCOME        CAPITAL        NASDAQ
                                    INCOME           BOND          GROWTH          100
                                  SUBACCOUNT      SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                                --------------    -----------    ----------    -----------
Aggregate Cost................   $   164,389      $  264,017     $2,739,297    $   217,834
Number of Shares..............        16,291          33,864        102,422         48,093

                                                  JANUS ASPEN
                                 JANUS ASPEN     INSTITUTIONAL     JANUS ASPEN
                                INSTITUTIONAL       SHARES        INSTITUTIONAL
                                   SHARES          WORLDWIDE         SHARES
                                   GROWTH           GROWTH          BALANCED
                                 SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                -------------    -------------    -------------
Aggregate Cost................   $10,001,668      $ 8,041,025      $ 3,048,712
Number of Shares..............       347,683          199,234          119,239

                                                                                 GOLDMAN
                                                    STRONG         STRONG       SACHS VIT
                                    STRONG         MULTI CAP      MID-CAP       GROWTH &
                                OPPORTUNITY II     VALUE II      GROWTH II       INCOME
                                  SUBACCOUNT      SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                                --------------    -----------    ----------    -----------
Aggregate Cost................   $ 1,353,980      $  326,578     $2,760,669    $   938,681
Number of Shares..............        58,819          33,404        107,174         89,000

                                  GOLDMAN        GOLDMAN        MORGAN
                                   SACHS          SACHS         STANLEY
                                 VIT CORE      VIT CAPITAL      US REAL
                                 US EQUITY       GROWTH         ESTATE
                                SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                -----------    -----------    -----------
Aggregate Cost................  $   150,228    $   291,618    $   246,658
Number of Shares..............       12,369         24,697         22,199

                                                                                FIDELITY
                                    LAZARD                                         VIP
                                  RETIREMENT        LAZARD          PBHG         SERVICE
                                   EMERGING       RETIREMENT       TECH &         CL 2
                                    MARKET         SMALL CAP        COMM       MID-CAP III
                                  SUBACCOUNT      SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                                --------------    -----------    ----------    -----------
Aggregate Cost................   $   778,379      $1,531,033     $  206,079    $   447,577
Number of Shares..............        89,863         124,942         36,122         23,917

                                 FIDELITY
                                    VIP         FIDELITY      JANUS ASPEN
                                  SERVICE      VIP SERVICE      SERVICE
                                   CL 2           CL 2          SHARES
                                 CONTRA II       GROWTH         GROWTH
                                SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                -----------    -----------    -----------
Aggregate Cost................  $   406,872    $   350,997    $ 1,234,447
Number of Shares..............       20,514         10,055         52,923

                                 JANUS ASPEN                     JP MORGAN      JP MORGAN
                                   SERVICE        JANUS ASPEN      SERIES        SERIES
                                    SHARES          SERVICE       TRUST II      TRUST II
                                  WORLDWIDE         SHARES         SMALL         MID CAP
                                    GROWTH         BALANCED       COMPANY         VALUE
                                  SUBACCOUNT      SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                                --------------    -----------    ----------    -----------
Aggregate Cost................    $1,227,446      $1,269,164     $      140    $     4,527
Number of Shares..............        39,127          53,515             11            277


                                    MFS            MFS            MFS            MFS
                                    NEW         INVESTORS       MID CAP         TOTAL
                                 DISCOVERY       GROWTH         GROWTH         RETURN
                                SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                -----------    -----------    -----------    -----------
Aggregate Cost................  $     2,496    $     4,905    $     1,253    $    48,990
Number of Shares..............          175            511            156          2,677

                                                                     (continued)

FORM 5560.5

OHIO NATIONAL VARIABLE ACCOUNT R
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(3) FINANCIAL HIGHLIGHTS

   At December 31, the accumulation units and value per unit of the respective subaccounts and products, and the expenses and total return for the periods then ended were:

                                                                                                    TOTAL
                                ACCUMULATION UNITS***   VALUE PER UNIT      VALUE      EXPENSES*   RETURN**
                                ---------------------   --------------   -----------   ---------   --------
EQUITY SUBACCOUNT
     2001.....................        1,037,127           $30.697635     $31,837,334     0.75%      -9.12%
     2000.....................          992,625           $33.777286     $33,528,167     0.75%      -7.34%
     1999.....................          956,502           $36.453086     $34,867,446     0.75%      18.97%
     1998.....................        1,017,189           $30.639418     $31,166,072     0.75%       4.94%
     1997.....................          966,009           $29.198275     $28,205,784     0.75%      17.29%
MONEY MARKET SUBACCOUNT
     2001.....................          461,183           $19.686696     $ 9,079,178     0.75%       3.03%
     2000.....................          241,942           $19.108485     $ 4,623,149     0.75%       5.55%
     1999.....................          241,831           $18.103505     $ 4,377,995     0.75%       4.24%
     1998.....................          234,262           $17.366799     $ 4,068,382     0.75%       4.60%
     1997.....................           74,082           $16.602839     $ 1,229,977     0.75%       4.59%
BOND SUBACCOUNT
     2001.....................          137,657           $23.540985     $ 3,240,586     0.75%       7.61%
     2000.....................          107,023           $21.876334     $ 2,341,267     0.75%       5.07%
     1999.....................           90,240           $20.820247     $ 1,878,813     0.75%      -0.17%
     1998.....................           80,280           $20.855811     $ 1,674,308     0.75%       4.43%
     1997.....................           47,563           $19.970643     $   949,860     0.75%       8.47%
OMNI SUBACCOUNT
     2001.....................          346,979           $22.613117     $ 7,846,269     0.75%     -13.72%
     2000.....................          352,906           $26.207514     $ 9,248,783     0.75%     -15.48%
     1999.....................          380,822           $31.008817     $11,808,840     0.75%      10.53%
     1998.....................          425,296           $28.055492     $11,931,894     0.75%       3.75%
     1997.....................          378,071           $27.040818     $10,223,345     0.75%      17.27%
INTERNATIONAL SUBACCOUNT
     2001.....................          802,998           $15.807388     $12,693,302     0.75%     -30.09%
     2000.....................          809,614           $22.610910     $18,306,110     0.75%     -22.78%
     1999.....................          823,799           $29.279308     $24,120,263     0.75%      66.15%
     1998.....................          957,063           $17.621931     $16,865,296     0.75%       3.11%
     1997.....................          904,933           $17.090499     $15,465,753     0.75%       1.35%
CAPITAL APPRECIATION
  SUBACCOUNT
     2001.....................          486,036           $25.110741     $12,204,712     0.75%       8.88%
     2000.....................          393,332           $23.062248     $ 9,071,117     0.75%      30.52%
     1999.....................          429,437           $17.669517     $ 7,587,944     0.75%       5.67%
     1998.....................          423,380           $16.722138     $ 7,079,821     0.75%       5.12%
     1997.....................          305,995           $15.906985     $ 4,867,463     0.75%      14.33%

                                                                     (continued)

FORM 5560.5

OHIO NATIONAL VARIABLE ACCOUNT R
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                                                                    TOTAL
                                ACCUMULATION UNITS***   VALUE PER UNIT      VALUE      EXPENSES*   RETURN**
                                ---------------------   --------------   -----------   ---------   --------
SMALL CAP SUBACCOUNT
     2001.....................          617,079           $27.442162     $16,933,981     0.75%     -18.97%
     2000.....................          606,632           $33.866978     $20,544,786     0.75%     -11.88%
     1999.....................          591,732           $38.431477     $22,741,130     0.75%     104.92%
     1998.....................          493,227           $18.754130     $ 9,250,038     0.75%       9.75%
     1997.....................          372,479           $17.087923     $ 6,364,899     0.75%       7.66%
INTERNATIONAL SMALL COMPANY
  SUBACCOUNT
     2001.....................          214,315           $13.796036     $ 2,956,702     0.75%     -29.80%
     2000.....................          207,195           $19.653655     $ 4,072,131     0.75%     -30.79%
     1999.....................          178,216           $28.396871     $ 5,060,766     0.75%     106.96%
     1998.....................          149,011           $13.720858     $ 2,044,553     0.75%       2.76%
     1997.....................          117,727           $13.352658     $ 1,571,975     0.75%      10.84%
AGGRESSIVE GROWTH SUBACCOUNT
     2001.....................          372,206           $ 7.732644     $ 2,878,135     0.75%     -32.32%
     2000.....................          318,530           $11.425914     $ 3,639,493     0.75%     -27.88%
     1999.....................          251,875           $15.843725     $ 3,990,634     0.75%       4.97%
     1998.....................          254,032           $15.093421     $ 3,834,209     0.75%       7.04%
     1997.....................          191,842           $14.100998     $ 2,705,162     0.75%      11.69%
CORE GROWTH SUBACCOUNT
     2001.....................          255,827           $10.471667     $ 2,678,934     0.75%     -39.95%
     2000.....................          242,290           $17.438980     $ 4,225,295     0.75%     -17.49%
     1999.....................          174,597           $21.135299     $ 3,690,169     0.75%     103.42%
     1998.....................          124,781           $10.389835     $ 1,296,450     0.75%       8.01%
     1997.....................           85,705           $ 9.619453     $   824,433     0.75%      -3.81%       1/5/97
GROWTH & INCOME SUBACCOUNT
     2001.....................          678,248           $18.244681     $12,374,416     0.75%     -13.48%
     2000.....................          631,007           $21.120711     $13,327,314     0.75%      -9.12%
     1999.....................          571,171           $23.203471     $13,253,157     0.75%      61.04%
     1998.....................          390,193           $14.408556     $ 5,622,122     0.75%       6.29%
     1997.....................          135,929           $13.555905     $ 1,842,644     0.75%      35.56%       1/5/97
S&P 500 INDEX SUBACCOUNT
     2001.....................        1,126,657           $16.230974     $18,286,748     0.75%     -13.98%
     2000.....................          975,222           $18.868311     $18,400,789     0.75%     -10.32%
     1999.....................          887,541           $21.039899     $18,673,763     0.75%      24.69%
     1998.....................          457,114           $16.873371     $ 7,713,053     0.75%      29.04%
     1997.....................           96,929           $13.076496     $ 1,267,486     0.75%      30.76%       1/5/97
SOCIAL AWARENESS SUBACCOUNT
     2001.....................           39,607           $ 7.732189     $   306,252     0.75%     -20.38%
     2000.....................           37,937           $ 9.711308     $   368,413     0.75%     -13.43%
     1999.....................           41,479           $11.218364     $   465,325     0.75%      16.82%
     1998.....................           55,122           $ 9.603437     $   529,362     0.75%     -22.98%
     1997.....................           26,883           $12.469522     $   335,219     0.75%      24.70%       1/5/97

                                                                     (continued)

FORM 5560.5

OHIO NATIONAL VARIABLE ACCOUNT R
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                                                                    TOTAL
                                ACCUMULATION UNITS***   VALUE PER UNIT      VALUE      EXPENSES*   RETURN**
                                ---------------------   --------------   -----------   ---------   --------
BLUE CHIP SUBACCOUNT
     2001.....................           60,504           $ 9.884110     $   598,028     0.75%      -4.94%
     2000.....................           33,841           $10.398014     $   351,877     0.75%       0.32%
     1999.....................               45           $10.364605     $       468     0.75%       3.65%      11/1/99
EQUITY INCOME SUBACCOUNT
     2001.....................           18,267           $ 8.300559     $   151,628     0.75%     -12.48%
     2000.....................            5,860           $ 9.484445     $    55,578     0.75%     -13.14%      11/1/99
HIGH INCOME BOND SUBACCOUNT
     2001.....................           25,230           $ 9.821229     $   247,785     0.75%       3.50%
     2000.....................            6,486           $ 9.489367     $    61,549     0.75%      -7.79%
     1999.....................            5,678           $10.291509     $    58,437     0.75%       2.92%      11/1/99
CAPITAL GROWTH SUBACCOUNT
     2001.....................          204,936           $ 8.841553     $ 1,811,952     0.75%     -15.24%
     2000.....................          188,206           $10.431717     $ 1,963,311     0.75%     -26.56%
     1999.....................           21,003           $14.203709     $   298,318     0.75%      42.04%      11/1/99
NASDAQ 100 SUBACCOUNT
     2001.....................           40,660           $ 4.850717     $   197,228     0.75%     -33.16%
     2000.....................            2,980           $ 7.256762     $    21,628     0.75%     -27.43%     10/16/00
JANUS ASPEN GROWTH
  INSTITUTIONAL SUBACCOUNT
     2001.....................          849,118           $ 8.140145     $ 6,911,944     0.75%     -25.30%
     2000.....................          797,787           $10.896910     $ 8,693,414     0.75%     -15.19%
     1999.....................          482,511           $12.848159     $ 6,199,378     0.75%      28.48%       5/3/99
JANUS ASPEN WORLDWIDE GROWTH
  INSTITUTIONAL SUBACCOUNT
     2001.....................          586,165           $ 9.700598     $ 5,686,148     0.75%     -23.02%
     2000.....................          539,952           $12.601009     $ 6,803,937     0.75%     -16.30%
     1999.....................          244,886           $15.054438     $ 3,686,627     0.75%      50.54%       5/3/99
JANUS ASPEN BALANCED
  INSTITUTIONAL SUBACCOUNT
     2001.....................          265,788           $10.125474     $ 2,691,224     0.75%      -5.38%
     2000.....................          197,829           $10.701013     $ 2,116,973     0.75%      -3.00%
     1999.....................            6,543           $11.031897     $    72,185     0.75%      10.32%      11/1/99
STRONG OPPORTUNITY II
  SUBACCOUNT
     2001.....................          101,329           $11.290309     $ 1,144,032     0.75%      -4.42%
     2000.....................           41,787           $11.812926     $   493,631     0.75%       5.81%
     1999.....................              266           $11.164799     $     2,970     0.75%      11.65%      11/1/99
STRONG MULTI CAP VALUE II
  SUBACCOUNT
     2001.....................           29,908           $11.381305     $   340,388     0.75%       3.34%
     2000.....................           21,367           $11.013003     $   235,319     0.75%       7.02%
     1999.....................              848           $10.290266     $     8,725     0.75%       2.90%      11/1/99

                                                                     (continued)

FORM 5560.5

OHIO NATIONAL VARIABLE ACCOUNT R
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                                                                    TOTAL
                                ACCUMULATION UNITS***   VALUE PER UNIT      VALUE      EXPENSES*   RETURN**
                                ---------------------   --------------   -----------   ---------   --------
STRONG MID-CAP GROWTH II
  SUBACCOUNT
     2001.....................          233,869           $ 7.506339     $ 1,755,503     0.75%     -31.29%
     2000.....................          160,557           $10.924629     $ 1,754,028     0.75%     -15.47%
     1999.....................           22,599           $12.924122     $   292,074     0.75%      29.24%      11/1/99
GOLDMAN SACHS GROWTH & INCOME
  SUBACCOUNT
     2001.....................          101,805           $ 8.156502     $   830,372     0.75%     -10.02%
     2000.....................          101,634           $ 9.064387     $   921,253     0.75%      -5.39%
     1999.....................           71,765           $ 9.581286     $   687,600     0.75%      -4.19%       5/3/99
GOLDMAN SACHS CORE US EQUITY
  SUBACCOUNT
     2001.....................           15,789           $ 8.570796     $   135,321     0.75%     -12.60%
     2000.....................            9,799           $ 9.806522     $    96,094     0.75%     -10.29%
     1999.....................              711           $10.931168     $     7,772     0.75%       9.31%      11/1/99
GOLDMAN SACHS CAPITAL GROWTH
  SUBACCOUNT
     2001.....................           29,300           $ 8.673416     $   254,132     0.75%     -15.10%
     2000.....................           17,270           $10.216351     $   176,440     0.75%      -8.66%
     1999.....................            1,252           $11.184743     $    14,006     0.75%      11.85%      11/1/99
MORGAN STANLEY US REAL ESTATE
  SUBACCOUNT
     2001.....................           18,883           $14.201310     $   268,159     0.75%       9.02%
     2000.....................           24,304           $13.026396     $   316,589     0.75%      28.31%
LAZARD RETIREMENT EMERGING
  MARKET SUBACCOUNT
     2001.....................           76,516           $ 8.420653     $   644,315     0.75%      -5.79%
     2000.....................           61,947           $ 8.937743     $   553,666     0.75%     -28.61%
     1999.....................           46,635           $12.519300     $   583,841     0.75%      25.19%      11/1/99
LAZARD RETIREMENT SMALL CAP
  SUBACCOUNT
     2001.....................          109,560           $14.916457     $ 1,634,246     0.75%      17.74%
     2000.....................           20,488           $12.668639     $   259,560     0.75%      20.15%
     1999.....................            4,128           $10.544030     $    43,522     0.75%       5.44%      11/1/99
PBHG TECH & COMM SUBACCOUNT
     2001.....................           45,848           $ 2.568427     $   117,758     0.75%     -52.68%
     2000.....................            1,976           $ 5.427213     $    10,727     0.75%     -45.73%     10/16/00
FIDELITY VIP SERVICE CL 2
  MID-CAP III SUBACCOUNT
     2001.....................           46,248           $10.079181     $   466,140     0.75%      -4.24%
     2000.....................              962           $10.525174     $    10,123     0.75%       5.25%     10/16/00

                                                                     (continued)

FORM 5560.5

OHIO NATIONAL VARIABLE ACCOUNT R
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                                                                    TOTAL
                                ACCUMULATION UNITS***   VALUE PER UNIT      VALUE      EXPENSES*   RETURN**
                                ---------------------   --------------   -----------   ---------   --------
FIDELITY VIP SERVICE CL 2
  CONTRA II SUBACCOUNT
     2001.....................           48,378           $ 8.480711     $   410,277     0.75%     -13.12%
     2000.....................            1,353           $ 9.761880     $    13,206     0.75%      -2.38%     10/16/00
FIDELITY VIP SERVICE CL 2
  GROWTH SUBACCOUNT
     2001.....................           44,978           $ 7.453054     $   335,222     0.75%     -18.48%
     2000.....................            1,041           $ 9.142770     $     9,517     0.75%      -8.57%     10/16/00
JANUS ASPEN GROWTH SERVICE
  SUBACCOUNT
     2001.....................          158,049           $ 6.616731     $ 1,045,766     0.75%     -25.46%
     2000.....................           17,291           $ 8.876902     $   153,486     0.75%     -11.23%     10/16/00
JANUS ASPEN WORLDWIDE GROWTH
  SERVICE SUBACCOUNT
     2001.....................          158,107           $ 7.023270     $ 1,110,428     0.75%     -23.20%
     2000.....................           11,009           $ 9.144478     $   100,674     0.75%      -8.56%     10/16/00
JANUS ASPEN BALANCED SERVICE
  SUBACCOUNT
     2001.....................          132,477           $ 9.416226     $ 1,247,432     0.75%      -5.62%
     2000.....................            8,038           $ 9.976617     $    80,195     0.75%      -0.23%     10/16/00
JP MORGAN SERIES TRUST II
  SMALL COMPANY SUBACCOUNT
     2001.....................               13           $11.189680     $       143     0.75%      11.90%      11/1/01
JP MORGAN SERIES TRUST II MID
  CAP VALUE SUBACCOUNT
     2001.....................              422           $10.966816     $     4,626     0.75%       9.67%      11/1/01
MFS NEW DISCOVERY SUBACCOUNT
     2001.....................              230           $11.559996     $     2,657     0.75%      15.60%      11/1/01
MFS INVESTORS GROWTH
  SUBACCOUNT
     2001.....................              461           $10.719368     $     4,943     0.75%       7.19%      11/1/01
MFS MID CAP GROWTH SUBACCOUNT
     2001.....................              111           $11.109985     $     1,238     0.75%      11.10%      11/1/01
MFS TOTAL RETURN SUBACCOUNT
     2001.....................            4,834           $10.264559     $    49,624     0.75%       2.65%      11/1/01

---------------

  * This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to contract owner accounts through the redemption of units.

                                                                     (continued)

FORM 5560.5

OHIO NATIONAL VARIABLE ACCOUNT R
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

 ** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investments with a date notation indicate the inception date of that investment in the Subaccount. The total return is calculated for the 12-month period indicated or from the inception date through the end of the period.

*** Accumulation units are rounded to the nearest whole number.

(4)  RISK AND ADMINISTRATIVE EXPENSE

   Although variable life payments differ according to the investment performance of the Accounts, they are not affected by mortality or expense experience because ONLAC assumes the expense risk and the mortality risk under the contracts. ONLAC charges the Accounts' assets for assuming those risks. Such charge will be assessed through the unit value calculation at a daily rate of 0.0020471% which corresponds to an annual rate of .75% of the contract value.

(5) CONTRACT CHARGES

   Each premium payment is subject to a premium expense charge. The premium expense charge has two components:

   (a) Sales Load. Each contract is subject to a level sales load of all premiums paid of 4%.

   (b) State Premium Tax. Premium payments will be subject to the state premium tax and any other state or local taxes that currently range from 0% to 4%.

   Total premium expense charges in the Account amounted to approximately $1,970,000, $2,000,000, and $1,630,880 during 2001, 2000, and 1999, respectively.

   A surrender charge is assessed in connection with all complete surrenders, all decreases in stated amount and certain partial surrenders consisting of two components: (1) a contingent deferred sales charge, and (2) a contingent deferred insurance underwriting charge.

   The contingent deferred sales charge is a percentage of premiums paid in the first two contract years. The contingent deferred sales charge percentages are scaled by age at issue or increase. The contingent deferred insurance underwriting charge varies with age at issue or increase.

   A service charge is imposed on each transfer of cash values among the subaccounts. Currently, ONLAC is not assessing this charge on the first four transfers made in any contract year. For partial surrenders, a service fee is charged.

   ONLAC charges a monthly deduction from the contract value for the cost of insurance, a $5.00 or $7.00 record keeping and processing charge, a risk charge of $.01 per $1,000 of the stated amount for the risk associated with the death benefit guarantee, and the cost of additional insurance benefits provided by rider. These contract charges are assessed each contract by liquidating units.

                                                                     (continued)

FORM 5560.5

OHIO NATIONAL VARIABLE ACCOUNT R
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(6) FEDERAL INCOME TAXES

   Operations of the Account form a part of, and are taxed with, operations of ONLAC which is taxed as a life insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon termination or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account on redemption of the Fund shares.

(7) NEW ACCOUNTING PRONOUNCEMENTS

   In November 2000 the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The revised version of the Guide is effective for financial statements issued for fiscal years beginning after December 15, 2000. One of the new provisions in the Guide requires Separate Accounts presenting financial statements in conformity with accounting principles generally accepted in the United States of America to disclose financial highlights which include expense ratios and total return. The adoption of the guide had no financial impact on the Account.

FORM 5560.5

OHIO NATIONAL VARIABLE ACCOUNT R

 INDEPENDENT AUDITORS' REPORT

The Board of Directors of
The Ohio National Life Assurance Corporation and
Contract Owners of Ohio National
Variable Account R:

We have audited the accompanying statement of assets and contract owners' equity of Ohio National Variable Account R (comprised of the sub-accounts listed in note 2) (collectively, "the Account") as of December 31, 2001, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2001, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.


KPMG LLP


Columbus, Ohio
February 15, 2002

FORM 5560.5

                                                                      APPENDIX A

                    ILLUSTRATIONS OF CASH SURRENDER VALUES,
                    DEATH BENEFITS AND ACCUMULATED PREMIUMS.

The following tables help to show how contract values change with investment performance. The tables illustrate how the death benefit of a contract of an insured of a given age and the cash surrender value (reflecting the deduction of sales load) would vary over time if the return on the assets held in the Funds was a constant, gross, after-tax, annual rate of 0%, 6% or 12%. Because of compounding, the death benefits and cash surrender values would be different from those shown if the returns averaged 0%, 6%, or 12%, but fluctuated over and under those averages throughout the years.


The amounts shown for the death benefit and cash surrender value as of each contract year show that the net investment return on the assets held in the subaccounts is lower than the gross, after-tax returns on Fund assets. This is because certain fees and charges are deducted from the gross return. They are the daily investment management fees incurred by the Funds. Although the rates may vary, the average is 1.03% of the value of the average daily net assets of the Funds to which contract values may be allocated. The daily charge to VAR for assuming mortality and expense risks is equivalent to an annual charge of 0.75%. Certain other fees and miscellaneous expenses borne by the Funds are currently equivalent to an annual rate of 1.04% of average daily net assets. Gross annual rates of return of 0%, 6%, and 12% produce average net annual rates of return for all Funds of approximately -1.78%, 4.22%, and 10.22%.


Each page of illustrations includes two tables. The top table shows the death benefits and cash surrender values assuming we assess current contract charges ("current tables"). Current charges are not guaranteed and may be changed. The lower table shows the death benefits and cash surrender values assuming we assess the maximum contract charges allowable.

The tables assume a premium tax deduction of 1.40% (the charge deducted from your contract will reflect premium taxes in your jurisdiction), that no portion of your net premiums have been allocated to the general account and that planned premiums are paid on the first day of each contract year. The tables also assume that you have made no transfers, partial surrenders, loans, changes in death benefit option or changes in stated amount. Additionally, the tables assume that there are no optional insurance benefits and the current tables assume that our current cost of insurance charges will not be changed. Finally, the tables reflect the fact that no charges for federal, state or local taxes are made now against VAR. If such a charge is made in the future, it will take a higher gross rate of return to produce after-tax returns of 0%, 6% and 12% than it does now.

Below is a list of the sample illustrations presented on the following pages of this prospectus. Upon request, we will furnish a comparable illustration based on your age, sex, risk class, death benefit plan, stated amount and planned premium.

                                  VARI-VEST V

AGE   DEATH BENEFIT PLAN    PLANNED PREMIUM    STATED AMOUNT       RISK CLASS        PAGE
---   ------------------    ---------------    -------------       ----------        ----
25          Plan A         1,002    (Minimum)    $ 150,000          Nonsmoker        102
25          Plan A         1,230                   150,000          Nonsmoker        103
25          Plan B         1,002    (Minimum)      150,000          Nonsmoker        104
25          Plan B         3,020                   150,000          Nonsmoker        105
40          Plan A         2,484    (Minimum)      250,000     Preferred Nonsmoker   106
40          Plan A         3,740                   250,000     Preferred Nonsmoker   107
40          Plan B         2,484    (Minimum)      250,000     Preferred Nonsmoker   108
40          Plan B         9,000                   250,000     Preferred Nonsmoker   109

HYPOTHETICAL HISTORICAL ILLUSTRATIONS

We may produce hypothetical illustrations of the contract (such as those listed above) based upon the actual historical investment performance (total return) of the Funds from the inception of each Fund or one-, five- and ten-year periods. Such illustrations reflect all contract and subsequent charges, including the cost of insurance (specific to the age, sex, stated amount, risk classification and type of death benefit), planned premium, premium tax, risk charge, sales load, administration charge and surrender charge for the contract being illustrated. We will also provide individualized illustrations upon request. Being based upon past performance, neither hypothetical illustrations nor other performance data indicate future performance.

FORM 5560.5

MALE ISSUE AGE 25                                INITIAL STATED AMOUNT: $150,000
CLASSIFICATION: NONSMOKER               DEATH BENEFIT TYPE: A (MATURITY AGE 100)
INITIAL PREMIUM: $1,002.00                     STATED AMOUNT INCLUDES CASH VALUE

                         SUMMARY OF VALUES AND BENEFITS

              ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN

      12.00% (10.22% NET)       6.00% (4.22% NET)       0.00% (-1.78% NET)

                 ASSUMED COST OF INSURANCE AND EXPENSE CHARGES


                 PLANNED PREMIUMS               CURRENT                        CURRENT                        CURRENT
               --------------------   ----------------------------   ----------------------------   ----------------------------
               TOTAL    ACCUMULATED    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR
   END OF      ANNUAL      AT 5%      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH
POLICY YEAR    OUTLAY    INTEREST         VALUE          BENEFIT         VALUE          BENEFIT         VALUE          BENEFIT
-----------    ------   -----------   --------------   -----------   --------------   -----------   --------------   -----------
1              1,002        1,052              0         150,000              0         150,000              0         150,000
2              1,002        2,157            188         150,000             40         150,000              0         150,000
3              1,002        3,317            637         150,000            334         150,000             55         150,000
4              1,002        4,535          1,514         150,000            993         150,000            531         150,000
5              1,002        5,814          2,761         150,000          1,948         150,000          1,258         150,000
6              1,002        7,156          4,127         150,000          2,942         150,000          1,974         150,000
7              1,002        8,566          5,623         150,000          3,972         150,000          2,677         150,000
8              1,002       10,047          7,261         150,000          5,038         150,000          3,366         150,000
9              1,002       11,601          9,052         150,000          6,142         150,000          4,039         150,000
10             1,002       13,233         10,922         150,000          7,191         150,000          4,604         150,000
15             1,002       22,703         24,339         150,000         13,882         150,000          8,012         150,000
20             1,002       34,789         45,337         150,000         21,504         150,000         10,782         150,000
Age 60         1,002       95,026        216,214         289,727         48,293         150,000         11,053         150,000
Age 65         1,002      127,093        353,346         431,082         59,212         150,000          7,663         150,000
Age 70         1,002      168,021        573,081         664,774         70,700         150,000            425         150,000


              ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN

      12.00% (10.22% NET)       6.00% (4.22% NET)       0.00% (-1.78% NET)

                 ASSUMED COST OF INSURANCE AND EXPENSE CHARGES


                 PLANNED PREMIUMS              GUARANTEED                     GUARANTEED                     GUARANTEED
               --------------------   ----------------------------   ----------------------------   ----------------------------
               TOTAL    ACCUMULATED    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR
   END OF      ANNUAL      AT 5%      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH
POLICY YEAR    OUTLAY    INTEREST         VALUE          BENEFIT         VALUE          BENEFIT         VALUE          BENEFIT
-----------    ------   -----------   --------------   -----------   --------------   -----------   --------------   -----------
1              1,002        1,052               0         150,000             0        150,000               0         150,000
2              1,002        2,157             129         150,000             0        150,000               0         150,000
3              1,002        3,317             549         150,000           254        150,000               0         150,000
4              1,002        4,535           1,399         150,000           892        150,000             443         150,000
5              1,002        5,814           2,615         150,000         1,825        150,000           1,154         150,000
6              1,002        7,156           3,949         150,000         2,796        150,000           1,855         150,000
7              1,002        8,566           5,407         150,000         3,800        150,000           2,541         150,000
8              1,002       10,047           7,002         150,000         4,840        150,000           3,213         150,000
9              1,002       11,601           8,747         150,000         5,914        150,000           3,869         150,000
10             1,002       13,233          10,564         150,000         6,933        150,000           4,417         150,000
15             1,002       22,703          23,612         150,000        13,436        150,000           7,726         150,000
20             1,002       34,789          43,933         150,000        20,743        150,000          10,326         150,000
Age 60         1,002       95,026         207,187         277,631        43,204        150,000           7,492         150,000
Age 65         1,002      127,093         336,507         410,539        49,419        150,000             253         150,000
Age 70         1,002      168,021         541,122         627,701        51,793        150,000


The hypothetical gross annual investment results shown above are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including allocations made by the owner among the investment options and the actual investment results of those options. The cash surrender value and death benefit for a policy would be different from those shown even if the actual rates of investment averaged 0%, 6% and 12% over a period of years but fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time. This illustration assumes current cost of insurance and expense charges remain unchanged.

FORM 5560.5

MALE ISSUE AGE 25                                INITIAL STATED AMOUNT: $150,000
CLASSIFICATION: NONSMOKER               DEATH BENEFIT TYPE: A (MATURITY AGE 100)
INITIAL PREMIUM: $1,230.00                     STATED AMOUNT INCLUDES CASH VALUE

                         SUMMARY OF VALUES AND BENEFITS

              ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN

      12.00% (10.22% NET)       6.00% (4.22% NET)       0.00% (-1.78% NET)

                 ASSUMED COST OF INSURANCE AND EXPENSE CHARGES


                 PLANNED PREMIUMS               CURRENT                        CURRENT                        CURRENT
               --------------------   ----------------------------   ----------------------------   ----------------------------
               TOTAL    ACCUMULATED    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR
   END OF      ANNUAL      AT 5%      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH
POLICY YEAR    OUTLAY    INTEREST         VALUE          BENEFIT         VALUE          BENEFIT         VALUE          BENEFIT
-----------    ------   -----------   --------------   -----------   --------------   -----------   --------------   -----------
1              1,230        1,292              0         150,000              0         150,000              0         150,000
2              1,230        2,648            475         150,000            285         150,000            103         150,000
3              1,230        4,071          1,280         150,000            888         150,000            528         150,000
4              1,230        5,567          2,657         150,000          1,981         150,000          1,383         150,000
5              1,230        7,136          4,267         150,000          3,212         150,000          2,314         150,000
6              1,230        8,785          6,035         150,000          4,492         150,000          3,231         150,000
7              1,230       10,515          7,974         150,000          5,821         150,000          4,132         150,000
8              1,230       12,333         10,100         150,000          7,200         150,000          5,015         150,000
9              1,230       14,241         12,431         150,000          8,630         150,000          5,879         150,000
10             1,230       16,244         14,897         150,000         10,019         150,000          6,632         150,000
15             1,230       27,869         32,389         150,000         18,672         150,000         10,953         150,000
20             1,230       42,705         60,119         150,000         28,748         150,000         14,576         150,000
Age 60         1,230      116,649        286,114         383,393         67,784         150,000         17,231         150,000
Age 65         1,230      156,013        467,119         569,886         85,729         150,000         14,701         150,000
Age 70         1,230      206,253        757,155         878,300        107,297         150,000          8,501         150,000


              ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN

      12.00% (10.22% NET)       6.00% (4.22% NET)       0.00% (-1.78% NET)

                 ASSUMED COST OF INSURANCE AND EXPENSE CHARGES


                 PLANNED PREMIUMS              GUARANTEED                     GUARANTEED                     GUARANTEED
               --------------------   ----------------------------   ----------------------------   ----------------------------
               TOTAL    ACCUMULATED    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR
   END OF      ANNUAL      AT 5%      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH
POLICY YEAR    OUTLAY    INTEREST         VALUE          BENEFIT         VALUE          BENEFIT         VALUE          BENEFIT
-----------    ------   -----------   --------------   -----------   --------------   -----------   --------------   -----------
1              1,230        1,292               0         150,000             0        150,000               0         150,000
2              1,230        2,648             416         150,000           229        150,000              50         150,000
3              1,230        4,071           1,192         150,000           809        150,000             456         150,000
4              1,230        5,567           2,542         150,000         1,881        150,000           1,295         150,000
5              1,230        7,136           4,122         150,000         3,089        150,000           2,210         150,000
6              1,230        8,785           5,857         150,000         4,347        150,000           3,112         150,000
7              1,230       10,515           7,758         150,000         5,650        150,000           3,996         150,000
8              1,230       12,333           9,843         150,000         7,003        150,000           4,863         150,000
9              1,230       14,241          12,128         150,000         8,404        150,000           5,710         150,000
10             1,230       16,244          14,542         150,000         9,764        150,000           6,446         150,000
15             1,230       27,869          31,673         150,000        18,232        150,000          10,671         150,000
20             1,230       42,705          58,755         150,000        28,005        150,000          14,128         150,000
Age 60         1,230      116,649         276,770         370,871        63,179        150,000          13,805         150,000
Age 65         1,230      156,013         448,987         547,764        77,319        150,000           7,613         150,000
Age 70         1,230      206,253         721,473         836,909        92,265        150,000


The hypothetical gross annual investment results shown above are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including allocations made by the owner among the investment options and the actual investment results of those options. The cash surrender value and death benefit for a policy would be different from those shown even if the actual rates of investment averaged 0%, 6% and 12% over a period of years but fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time. This illustration assumes current cost of insurance and expense charges remain unchanged.

FORM 5560.5

MALE ISSUE AGE 25                                INITIAL STATED AMOUNT: $150,000
CLASSIFICATION: NONSMOKER               DEATH BENEFIT TYPE: B (MATURITY AGE 100)
INITIAL PREMIUM: $1,002.00                         STATED AMOUNT PLUS CASH VALUE

                         SUMMARY OF VALUES AND BENEFITS

              ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN

      12.00% (10.22% NET)       6.00% (4.22% NET)       0.00% (-1.78% NET)

                 ASSUMED COST OF INSURANCE AND EXPENSE CHARGES


                 PLANNED PREMIUMS               CURRENT                        CURRENT                        CURRENT
               --------------------   ----------------------------   ----------------------------   ----------------------------
               TOTAL    ACCUMULATED    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR
   END OF      ANNUAL      AT 5%      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH
POLICY YEAR    OUTLAY    INTEREST         VALUE          BENEFIT         VALUE          BENEFIT         VALUE          BENEFIT
-----------    ------   -----------   --------------   -----------   --------------   -----------   --------------   -----------
1              1,002        1,052              0         150,778              0         150,729              0         150,679
2              1,002        2,157            184         151,636             36         151,488              0         151,347
3              1,002        3,317            629         152,582            327         152,280             49         152,002
4              1,002        4,535          1,500         153,624            981         153,105            522         152,646
5              1,002        5,814          2,739         154,773          1,931         153,965          1,244         153,278
6              1,002        7,156          4,096         156,040          2,917         154,861          1,955         153,899
7              1,002        8,566          5,578         157,432          3,938         155,792          2,653         154,507
8              1,002       10,047          7,198         158,962          4,994         156,758          3,334         155,098
9              1,002       11,601          8,968         160,642          6,084         157,758          4,000         155,674
10             1,002       13,233         10,811         162,485          7,118         158,792          4,556         156,230
15             1,002       22,703         23,953         174,790         13,675         164,512          7,900         158,737
20             1,002       34,789         44,184         194,184         21,005         171,005         10,561         160,561
Age 60         1,002       95,026        200,814         350,814         43,977         193,977         10,079         160,079
Age 65         1,002      127,093        323,254         473,254         50,898         200,898          6,294         156,294
Age 70         1,002      168,021        517,262         667,262         54,824         204,824


              ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN

      12.00% (10.22% NET)       6.00% (4.22% NET)       0.00% (-1.78% NET)

                 ASSUMED COST OF INSURANCE AND EXPENSE CHARGES


                 PLANNED PREMIUMS               CURRENT                        CURRENT                        CURRENT
               --------------------   ----------------------------   ----------------------------   ----------------------------
               TOTAL    ACCUMULATED    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR
   END OF      ANNUAL      AT 5%      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH
POLICY YEAR    OUTLAY    INTEREST         VALUE          BENEFIT         VALUE          BENEFIT         VALUE          BENEFIT
-----------    ------   -----------   --------------   -----------   --------------   -----------   --------------   -----------
1              1,002        1,052               0         150,747             0        150,698               0         150,650
2              1,002        2,157             124         151,576             0        151,432               0         151,294
3              1,002        3,317             541         152,494           247        152,200               0         151,930
4              1,002        4,535           1,384         153,508           879        153,003             433         152,557
5              1,002        5,814           2,592         154,626         1,807        153,841           1,139         153,173
6              1,002        7,156           3,915         155,859         2,769        154,713           1,834         153,778
7              1,002        8,566           5,358         157,212         3,764        155,618           2,514         154,368
8              1,002       10,047           6,935         158,699         4,792        156,556           3,179         154,943
9              1,002       11,601           8,657         160,331         5,853        157,527           3,827         155,501
10             1,002       13,233          10,445         162,119         6,855        158,529           4,365         156,039
15             1,002       22,703          23,200         174,037        13,215        164,052           7,607         158,444
20             1,002       34,789          42,693         192,693        20,207        170,207          10,089         160,089
Age 60         1,002       95,026         188,080         338,080        37,983        187,983           6,393         156,393
Age 65         1,002      127,093         297,328         447,328        38,942        188,942
Age 70         1,002      168,021         465,231         615,231        31,490        181,490


The hypothetical gross annual investment results shown above are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including allocations made by the owner among the investment options and the actual investment results of those options. The cash surrender value and death benefit for a policy would be different from those shown even if the actual rates of investment averaged 0%, 6% and 12% over a period of years but fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time. This illustration assumes current cost of insurance and expense charges remain unchanged.

FORM 5560.5

MALE ISSUE AGE 25                                INITIAL STATED AMOUNT: $150,000
CLASSIFICATION: NONSMOKER               DEATH BENEFIT TYPE: B (MATURITY AGE 100)
INITIAL PREMIUM: $3,020.00                         STATED AMOUNT PLUS CASH VALUE

                         SUMMARY OF VALUES AND BENEFITS

              ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN

      12.00% (10.22% NET)       6.00% (4.22% NET)       0.00% (-1.78% NET)

                 ASSUMED COST OF INSURANCE AND EXPENSE CHARGES


                PLANNED PREMIUMS                CURRENT                        CURRENT                        CURRENT
              ---------------------   ----------------------------   ----------------------------   ----------------------------
              TOTAL     ACCUMULATED    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR
   END OF     ANNUAL       AT 5%      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH
POLICY YEAR   OUTLAY     INTEREST         VALUE          BENEFIT         VALUE          BENEFIT         VALUE          BENEFIT
-----------   ------    -----------   --------------   -----------   --------------   -----------   --------------   -----------
1             3,020         3,171             984         152,944           816         152,776            649         152,609
2             3,020         6,501           4,064         156,188         3,546         155,670          3,048         155,172
3             3,020         9,997           7,641         159,765         6,561         158,685          5,565         157,689
4             3,020        13,667          11,582         163,706         9,704         161,828          8,037         160,161
5             3,020        17,522          16,017         168,051        13,070         165,104         10,555         162,589
6             3,020        21,569          20,895         172,839        16,573         168,517         13,030         164,974
7             3,020        25,818          26,260         178,114        20,218         172,072         15,459         167,313
8             3,020        30,280          32,160         183,924        24,008         175,772         17,843         169,607
9             3,020        34,965          38,646         190,320        27,948         179,622         20,180         171,854
10            3,020        39,884          45,687         197,361        31,952         183,626         22,378         174,052
15            3,020        68,426          94,135         244,972        55,493         206,330         33,622         184,459
20            3,020       104,852         171,413         380,538        83,708         233,708         43,504         193,504
Age 60        3,020       286,406         804,787       1,078,415       202,780         352,780         61,182         211,182
Age 65        3,020       383,056       1,311,994       1,600,633       257,472         407,472         62,445         212,445
Age 70        3,020       506,409       2,124,718       2,464,673       320,170         470,170         59,591         209,591


              ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN

      12.00% (10.22% NET)       6.00% (4.22% NET)       0.00% (-1.78% NET)

                 ASSUMED COST OF INSURANCE AND EXPENSE CHARGES


                PLANNED PREMIUMS                CURRENT                        CURRENT                        CURRENT
              ---------------------   ----------------------------   ----------------------------   ----------------------------
              TOTAL     ACCUMULATED    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR
   END OF     ANNUAL       AT 5%      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH
POLICY YEAR   OUTLAY     INTEREST         VALUE          BENEFIT         VALUE          BENEFIT         VALUE          BENEFIT
-----------   ------    -----------   --------------   -----------   --------------   -----------   --------------   -----------
1             3,020         3,171             952         152,912           786         152,746            619         152,579
2             3,020         6,501           4,004         156,128         3,489         155,613          2,995         155,119
3             3,020         9,997           7,552         159,676         6,481         158,605          5,492         157,616
4             3,020        13,667          11,466         163,590         9,602         161,726          7,948         160,072
5             3,020        17,522          15,870         167,904        12,945         164,979         10,450         162,484
6             3,020        21,569          20,715         172,659        16,425         168,369         12,909         164,853
7             3,020        25,818          26,041         177,895        20,044         171,898         15,321         167,175
8             3,020        30,280          31,897         183,661        23,807         175,571         17,688         169,452
9             3,020        34,965          38,335         190,009        27,717         179,391         20,007         171,681
10            3,020        39,884          45,322         196,996        31,690         183,364         22,187         173,861
15            3,020        68,426          93,383         244,220        55,033         205,870         33,329         184,166
20            3,020       104,852         169,897         377,172        82,909         232,909         43,032         193,032
Age 60        3,020       286,406         788,137       1,056,104       196,798         346,798         57,498         207,498
Age 65        3,020       383,056       1,276,366       1,557,167       245,550         395,550         55,065         205,065
Age 70        3,020       506,409       2,048,840       2,376,654       296,922         446,922         45,347         195,347


The hypothetical gross annual investment results shown above are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including allocations made by the owner among the investment options and the actual investment results of those options. The cash surrender value and death benefit for a policy would be different from those shown even if the actual rates of investment averaged 0%, 6% and 12% over a period of years but fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time. This illustration assumes current cost of insurance and expense charges remain unchanged.

FORM 5560.5

MALE ISSUE AGE 40                                INITIAL STATED AMOUNT: $250,000
CLASSIFICATION: SELECT NONSMOKER        DEATH BENEFIT TYPE: A (MATURITY AGE 100)
INITIAL PREMIUM: $2,484.00                     STATED AMOUNT INCLUDES CASH VALUE

                         SUMMARY OF VALUES AND BENEFITS

              ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN

        12.00% (10.22% NET)     6.00% (4.22% NET)     0.00% (-1.78% NET)

                 ASSUMED COST OF INSURANCE AND EXPENSE CHARGES


                 PLANNED PREMIUMS               CURRENT                        CURRENT                        CURRENT
               --------------------   ----------------------------   ----------------------------   ----------------------------
   END OF      TOTAL    ACCUMULATED    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR
   POLICY      ANNUAL      AT 5%      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH
    YEAR       OUTLAY    INTEREST         VALUE          BENEFIT         VALUE          BENEFIT         VALUE          BENEFIT
   ------      ------   -----------   --------------   -----------   --------------   -----------   --------------   -----------
1              2,484        2,608            238         250,000            106         250,000              0         250,000
2              2,484        5,347          1,435         250,000          1,032         250,000            645         250,000
3              2,484        8,222          2,864         250,000          2,032         250,000          1,265         250,000
4              2,484       11,242          4,550         250,000          3,110         250,000          1,835         250,000
5              2,484       14,412          7,179         250,000          4,929         250,000          3,014         250,000
6              2,484       17,741         10,828         250,000          7,541         250,000          4,855         250,000
7              2,484       21,236         14,806         250,000         10,227         250,000          6,633         250,000
8              2,484       24,906         19,139         250,000         12,979         250,000          8,341         250,000
9              2,484       28,759         23,896         250,000         15,834         250,000         10,011         250,000
10             2,484       32,806         28,939         250,000         18,613         250,000         11,462         250,000
15             2,484       56,281         65,754         250,000         36,920         250,000         20,818         250,000
20             2,484       86,243        123,301         250,000         57,495         250,000         28,178         250,000
Age 60         2,484       86,243        123,301         250,000         57,495         250,000         28,178         250,000
Age 65         2,484      124,482        212,873         259,705         77,283         250,000         29,788         250,000
Age 70         2,484      173,286        358,952         416,384         98,956         250,000         27,099         250,000


              ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN

        12.00% (10.22% NET)     6.00% (4.22% NET)     0.00% (-1.78% NET)

                 ASSUMED COST OF INSURANCE AND EXPENSE CHARGES


                 PLANNED PREMIUMS               CURRENT                        CURRENT                        CURRENT
               --------------------   ----------------------------   ----------------------------   ----------------------------
               TOTAL    ACCUMULATED    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR
   END OF      ANNUAL      AT 5%      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH
POLICY YEAR    OUTLAY    INTEREST         VALUE          BENEFIT         VALUE          BENEFIT         VALUE          BENEFIT
-----------    ------   -----------   --------------   -----------   --------------   -----------   --------------   -----------
1              2,484        2,608               0         250,000             0        250,000               0         250,000
2              2,484        5,347             887         250,000           515        250,000             158         250,000
3              2,484        8,222           1,965         250,000         1,206        250,000             508         250,000
4              2,484       11,242           3,233         250,000         1,932        250,000             783         250,000
5              2,484       14,412           5,375         250,000         3,358        250,000           1,648         250,000
6              2,484       17,741           8,473         250,000         5,544        250,000           3,161         250,000
7              2,484       21,236          11,816         250,000         7,758        250,000           4,591         250,000
8              2,484       24,906          15,428         250,000         9,997        250,000           5,935         250,000
9              2,484       28,759          19,335         250,000        12,260        250,000           7,189         250,000
10             2,484       32,806          23,411         250,000        14,388        250,000           8,197         250,000
15             2,484       56,281          52,724         250,000        27,989        250,000          14,464         250,000
20             2,484       86,243          95,837         250,000        40,131        250,000          16,447         250,000
Age 60         2,484       86,243          95,837         250,000        40,131        250,000          16,447         250,000
Age 65         2,484      124,482         159,691         250,000        45,102        250,000           8,614         250,000
Age 70         2,484      173,286         267,040         309,766        39,415        250,000


The hypothetical gross annual investment results shown above are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including allocations made by the owner among the investment options and the actual investment results of those options. The cash surrender value and death benefit for a policy would be different from those shown even if the actual rates of investment averaged 0%, 6% and 12% over a period of years but fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time. This illustration assumes current cost of insurance and expense charges remain unchanged.

FORM 5560.5

MALE ISSUE AGE 40                                INITIAL STATED AMOUNT: $250,000
CLASSIFICATION: SELECT NONSMOKER        DEATH BENEFIT TYPE: A (MATURITY AGE 100)
INITIAL PREMIUM: $3,740.00                     STATED AMOUNT INCLUDES CASH VALUE

                         SUMMARY OF VALUES AND BENEFITS

              ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN

      12.00% (10.22% NET)       6.00% (4.22% NET)       0.00% (-1.78% NET)

                 ASSUMED COST OF INSURANCE AND EXPENSE CHARGES


                 PLANNED PREMIUMS               CURRENT                        CURRENT                        CURRENT
               --------------------   ----------------------------   ----------------------------   ----------------------------
               TOTAL    ACCUMULATED    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR
   END OF      ANNUAL      AT 5%      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH
POLICY YEAR    OUTLAY    INTEREST         VALUE          BENEFIT         VALUE          BENEFIT         VALUE          BENEFIT
-----------    ------   -----------   --------------   -----------   --------------   -----------   --------------   -----------
1              3,740        3,927            960         250,000            754         250,000            549         250,000
2              3,740        8,050          3,018         250,000          2,384         250,000          1,774         250,000
3              3,740       12,380          5,464         250,000          4,146         250,000          2,930         250,000
4              3,740       16,926         10,120         250,000          7,831         250,000          5,800         250,000
5              3,740       21,699         15,483         250,000         11,895         250,000          8,836         250,000
6              3,740       26,711         21,349         250,000         16,091         250,000         11,786         250,000
7              3,740       31,974         27,776         250,000         20,432         250,000         14,658         250,000
8              3,740       37,499         34,816         250,000         24,916         250,000         17,445         250,000
9              3,740       43,301         42,565         250,000         29,579         250,000         20,177         250,000
10             3,740       49,393         50,917         250,000         34,251         250,000         22,675         250,000
15             3,740       84,739        110,492         250,000         63,524         250,000         37,144         250,000
20             3,740      129,850        206,117         276,197         98,055         250,000         49,384         250,000
Age 60         3,740      129,850        206,117         276,197         98,055         250,000         49,384         250,000
Age 65         3,740      187,424        356,644         435,106        136,072         250,000         55,844         250,000
Age 70         3,740      260,905        598,954         694,786        182,522         250,000         58,312         250,000


              ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN

      12.00% (10.22% NET)       6.00% (4.22% NET)       0.00% (-1.78% NET)

                 ASSUMED COST OF INSURANCE AND EXPENSE CHARGES


                 PLANNED PREMIUMS               CURRENT                        CURRENT                        CURRENT
               --------------------   ----------------------------   ----------------------------   ----------------------------
               TOTAL    ACCUMULATED    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR
   END OF      ANNUAL      AT 5%      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH
POLICY YEAR    OUTLAY    INTEREST         VALUE          BENEFIT         VALUE          BENEFIT         VALUE          BENEFIT
-----------    ------   -----------   --------------   -----------   --------------   -----------   --------------   -----------
1              3,740        3,927             711         250,000           513        250,000             315         250,000
2              3,740        8,050           2,475         250,000         1,871        250,000           1,291         250,000
3              3,740       12,380           4,575         250,000         3,329        250,000           2,181         250,000
4              3,740       16,926           8,822         250,000         6,669        250,000           4,762         250,000
5              3,740       21,699          13,713         250,000        10,351        250,000           7,491         250,000
6              3,740       26,711          19,045         250,000        14,135        250,000          10,124         250,000
7              3,740       31,974          24,863         250,000        18,022        250,000          12,660         250,000
8              3,740       37,499          31,217         250,000        22,015        250,000          15,096         250,000
9              3,740       43,301          38,165         250,000        26,117        250,000          17,431         250,000
10             3,740       49,393          45,614         250,000        30,176        250,000          19,509         250,000
15             3,740       84,739          98,466         250,000        55,144        250,000          31,096         250,000
20             3,740      129,850         182,537         250,000        82,403        250,000          38,446         250,000
Age 60         3,740      129,850         182,537         250,000        82,403        250,000          38,446         250,000
Age 65         3,740      187,424         315,172         384,510       108,697        250,000          36,526         250,000
Age 70         3,740      260,905         525,173         609,201       136,155        250,000          23,343         250,000


The hypothetical gross annual investment results shown above are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including allocations made by the owner among the investment options and the actual investment results of those options. The cash surrender value and death benefit for a policy would be different from those shown even if the actual rates of investment averaged 0%, 6% and 12% over a period of years but fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time. This illustration assumes current cost of insurance and expense charges remain unchanged.

FORM 5560.5

MALE ISSUE AGE 40                                INITIAL STATED AMOUNT: $250,000
CLASSIFICATION: SELECT NONSMOKER        DEATH BENEFIT TYPE: B (MATURITY AGE 100)
INITIAL PREMIUM: $2,484.00                         STATED AMOUNT PLUS CASH VALUE

                         SUMMARY OF VALUES AND BENEFITS

              ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN

      12.00% (10.22% NET)       6.00% (4.22% NET)       0.00% (-1.78% NET)

                 ASSUMED COST OF INSURANCE AND EXPENSE CHARGES


                 PLANNED PREMIUMS               CURRENT                        CURRENT                        CURRENT
               --------------------   ----------------------------   ----------------------------   ----------------------------
               TOTAL    ACCUMULATED    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR
   END OF      ANNUAL      AT 5%      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH
POLICY YEAR    OUTLAY    INTEREST         VALUE          BENEFIT         VALUE          BENEFIT         VALUE          BENEFIT
-----------    ------   -----------   --------------   -----------   --------------   -----------   --------------   -----------
1              2,484        2,608            235         252,227            103         252,095              0         251,964
2              2,484        5,347          1,424         254,658          1,022         254,256            636         253,870
3              2,484        8,222          2,841         257,317          2,012         256,488          1,247         255,723
4              2,484       11,242          4,508         260,226          3,075         258,793          1,805         257,523
5              2,484       14,412          7,109         263,407          4,873         261,170          2,969         259,267
6              2,484       17,741         10,720         266,868          7,457         263,605          4,790         260,937
7              2,484       21,236         14,645         270,643         10,106         266,104          6,543         262,541
8              2,484       24,906         18,906         274,754         12,812         268,659          8,222         264,069
9              2,484       28,759         23,572         279,269         15,610         271,308          9,858         265,555
10             2,484       32,806         28,496         284,194         18,319         274,017         11,268         266,966
15             2,484       56,281         64,074         316,924         36,017         288,867         20,329         273,179
20             2,484       86,243        117,942         367,942         55,176         305,176         27,151         277,151
Age 60         2,484       86,243        117,942         367,942         55,176         305,176         27,151         277,151
Age 65         2,484      124,482        197,030         447,030         71,839         321,839         27,847         277,847
Age 70         2,484      173,286        319,542         569,542         86,938         336,938         23,770         273,770


              ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN

      12.00% (10.22% NET)       6.00% (4.22% NET)       0.00% (-1.78% NET)

                 ASSUMED COST OF INSURANCE AND EXPENSE CHARGES


                 PLANNED PREMIUMS               CURRENT                        CURRENT                        CURRENT
               --------------------   ----------------------------   ----------------------------   ----------------------------
               TOTAL    ACCUMULATED    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR
   END OF      ANNUAL      AT 5%      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH
POLICY YEAR    OUTLAY    INTEREST         VALUE          BENEFIT         VALUE          BENEFIT         VALUE          BENEFIT
-----------    ------   -----------   --------------   -----------   --------------   -----------   --------------   -----------
1              2,484        2,608               0         251,975             0        251,851               0         251,727
2              2,484        5,347             870         254,104           499        253,733             144         253,378
3              2,484        8,222           1,928         256,404         1,174        255,650             480         254,956
4              2,484       11,242           3,166         258,884         1,876        257,594             736         256,454
5              2,484       14,412           5,264         261,561         3,268        259,566           1,576         257,873
6              2,484       17,741           8,300         264,447         5,410        261,558           3,058         259,206
7              2,484       21,236          11,560         267,557         7,567        263,565           4,450         260,448
8              2,484       24,906          15,061         270,909         9,735        265,583           5,748         261,596
9              2,484       28,759          18,824         274,521        11,909        267,607           6,950         262,647
10             2,484       32,806          22,713         278,411        13,929        269,627           7,896         263,594
15             2,484       56,281          49,993         302,843        26,544        279,394          13,698         266,548
20             2,484       86,243          86,841         336,841        36,398        286,398          14,897         264,897
Age 60         2,484       86,243          86,841         336,841        36,398        286,398          14,897         264,897
Age 65         2,484      124,482         132,592         382,592        36,674        286,674           6,127         256,127
Age 70         2,484      173,286         190,510         440,510        22,621        272,621


The hypothetical gross annual investment results shown above are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including allocations made by the owner among the investment options and the actual investment results of those options. The cash surrender value and death benefit for a policy would be different from those shown even if the actual rates of investment averaged 0%, 6% and 12% over a period of years but fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time. This illustration assumes current cost of insurance and expense charges remain unchanged.

FORM 5560.5

MALE ISSUE AGE 40                                INITIAL STATED AMOUNT: $250,000
CLASSIFICATION: SELECT NONSMOKER        DEATH BENEFIT TYPE: B (MATURITY AGE 100)
INITIAL PREMIUM: $9,000.00                         STATED AMOUNT PLUS CASH VALUE

                         SUMMARY OF VALUES AND BENEFITS

              ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN

      12.00% (10.22% NET)       6.00% (4.22% NET)       0.00% (-1.78% NET)

                 ASSUMED COST OF INSURANCE AND EXPENSE CHARGES


                 PLANNED PREMIUMS               CURRENT                        CURRENT                        CURRENT
               --------------------   ----------------------------   ----------------------------   ----------------------------
               TOTAL    ACCUMULATED    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR
   END OF      ANNUAL      AT 5%      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH
POLICY YEAR    OUTLAY    INTEREST         VALUE          BENEFIT         VALUE          BENEFIT         VALUE          BENEFIT
-----------    ------   -----------   --------------   -----------   --------------   -----------   --------------   -----------
1              9,000        9,450           3,969         259,219         3,456         258,706          2,944         258,194
2              9,000       19,373          12,909         269,356        11,310         267,757          9,773         266,220
3              9,000       29,791          24,061         280,509        20,722         277,170         17,636         274,084
4              9,000       40,731          36,333         292,780        30,512         286,959         25,340         281,788
5              9,000       52,217          49,982         306,279        40,839         297,136         33,032         289,330
6              9,000       64,278          64,966         321,114        51,552         307,699         40,548         296,696
7              9,000       76,942          81,427         337,425        62,673         318,670         47,896         303,894
8              9,000       90,239          99,506         355,353        74,208         330,056         55,069         310,917
9              9,000      104,201         119,401         375,098        86,209         341,907         62,102         317,800
10             9,000      118,861         141,111         396,809        98,509         354,207         68,814         324,511
15             9,000      203,917         290,696         543,546       171,049         423,899        103,384         356,234
20             9,000      312,473         530,035         780,035       257,648         507,648        133,528         383,528
Age 60         9,000      312,473         530,035         780,035       257,648         507,648        133,528         383,528
Age 65         9,000      451,021         910,874       1,160,874       357,252         607,252        155,549         405,549
Age 70         9,000      627,847       1,524,370       1,774,370       474,367         724,367        170,976         420,976


              ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN

      12.00% (10.22% NET)       6.00% (4.22% NET)       0.00% (-1.78% NET)

                 ASSUMED COST OF INSURANCE AND EXPENSE CHARGES


                 PLANNED PREMIUMS               CURRENT                        CURRENT                        CURRENT
               --------------------   ----------------------------   ----------------------------   ----------------------------
               TOTAL    ACCUMULATED    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR    END OF YEAR     END OF YEAR
   END OF      ANNUAL      AT 5%      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH      CASH SURRENDER      DEATH
POLICY YEAR    OUTLAY    INTEREST         VALUE          BENEFIT         VALUE          BENEFIT         VALUE          BENEFIT
-----------    ------   -----------   --------------   -----------   --------------   -----------   --------------   -----------
1              9,000        9,450           3,717         258,967         3,212        258,462           2,707         257,957
2              9,000       19,373          12,355         268,802        10,787        267,235           9,281         265,728
3              9,000       29,791          23,148         279,596        19,884        276,332          16,869         273,317
4              9,000       40,731          34,990         291,438        29,312        285,760          24,271         280,719
5              9,000       52,217          48,137         304,435        39,235        295,532          31,639         287,937
6              9,000       64,278          62,547         318,694        49,506        305,653          38,817         294,965
7              9,000       76,942          78,343         334,341        60,135        316,133          45,804         301,801
8              9,000       90,239          95,662         351,510        71,133        326,981          52,597         308,444
9              9,000      104,201         114,655         370,353        82,510        338,208          59,195         314,893
10             9,000      118,861         135,332         391,030        94,122        349,819          65,443         321,140
15             9,000      203,917         276,632         529,482       161,585        414,435          96,758         349,608
20             9,000      312,473         498,993         748,993       238,898        488,898         121,286         371,286
Age 60         9,000      312,473         498,993         748,993       238,898        488,898         121,286         371,286
Age 65         9,000      451,021         846,634       1,096,634       322,160        572,160         133,857         383,857
Age 70         9,000      627,847       1,395,958       1,645,958       410,233        660,233         132,870         382,870


The hypothetical gross annual investment results shown above are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including allocations made by the owner among the investment options and the actual investment results of those options. The cash surrender value and death benefit for a policy would be different from those shown even if the actual rates of investment averaged 0%, 6% and 12% over a period of years but fluctuated above or below those averages for individual contract years. No representations can be made that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time. This illustration assumes current cost of insurance and expense charges remain unchanged.

FORM 5560.5